Filed with the Securities and Exchange Commission on May 28, 1999.

                                                             File No. 2-13628
                                                             File No. 811-43

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                             /___/
                           Pre-Effective Amendment No                      /___/
                        Post-Effective Amendment No. 105                   / X /
                                     And/or          ---
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                    /___/
         Amendment No. 57                                                  / X /
                      ----

                                Investment Trust
                                ----------------
               (Exact Name of Registrant as Specified in Charter)

                    Two International Place, Boston, MA 02110
                    -----------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567

                                Caroline Pearson
                                ----------------
                        Scudder Kemper Investments, Inc.
                        --------------------------------
                    Two International Place, Boston, MA 02110
                    -----------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/___/     Immediately upon filing pursuant to paragraph (b)      /___/     days after filing pursuant to paragraph (a) (1)
/   /     days after filing pursuant to paragraph (a) (2)        /___/     On (date) pursuant to paragraph (a) (2) of Rule 485.
/ X /     On August 1, 1999 pursuant to paragraph (a) (1)        /___/     On (date) pursuant to paragraph (b)

/___/     If Appropriate, check the following box:
This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SCUDDER GROWTH AND INCOME FUND

SUPPLEMENT TO PROSPECTUS DATED MARCH 1, 1999


Scudder Growth and Income Fund (the "fund") currently offers two classes of shares to provide investors with different purchase options. The two options are: the Scudder shares, which are described in the fund's prospectus, and the Class R shares, which are described in the prospectus as supplemented hereby.

Class R shares are available for purchase by participants of certain employer-sponsored retirement plans and IRA rollover accounts from those plans who initially purchase the Class R shares through certain financial intermediaries. Share certificates are not available for Class R shares.

The primary distinction between the Scudder shares and the Class R shares of the fund lies in the Annual Fund Operating Expenses, with Class R shares' expenses including an administrative services fee of 0.25%. Class R shares are offered at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge. As a result of the administrative services fee for Class R shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, typically will be lower for Class R shares than for Scudder shares.

The following information supplements the indicated sections of the prospectus:

Past Performance

Since Class R is a new class of the fund, no past performance data is available.

Fee and Expense Information

The following information is designed to help you understand the estimated fees and expenses that you may pay if you buy and hold Class R shares of the fund.

 -------------------------------------------------------------------------------
 Shareholder Fees (fees paid directly from your investment):
 -------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as a % of
 offering price)                                                  NONE
 -------------------------------------------------------------------------------
 Maximum deferred sales charge (load)                             NONE
 -------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on reinvested
 dividends/distributions                                          NONE
 -------------------------------------------------------------------------------
 Redemption fee (as % of amount redeemed, if applicable)          NONE
 -------------------------------------------------------------------------------
 Exchange fee                                                     NONE
 -------------------------------------------------------------------------------
 Annual Fund Operating Expenses (expenses that are deducted from fund assets):
 -------------------------------------------------------------------------------
 Management fee                                                   0.44%
 -------------------------------------------------------------------------------
 Distribution (12b-1) fees                                        NONE
 -------------------------------------------------------------------------------
 Other expenses                                                   0.69%*
 -------------------------------------------------------------------------------
 Total annual fund operating expenses                             1.13%
 -------------------------------------------------------------------------------
* Includes an administrative service fee of 0.25%

Example

This example is to help you compare the cost of investing in Class R shares of the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "Total annual fund operating expenses" remaining the same each year. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them. Actual fund expenses and return vary from year to year, and may be higher or lower than those shown.

--------------------------------------------------------------------------------
One Year                                   $   116
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Three Years                                $   360
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Five Years                                 $   623
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ten Years                                  $ 1,375
--------------------------------------------------------------------------------

Financial highlights

As Class R is a new class of the fund, no financial highlight data is available.

TRANSACTION INFORMATION

Share Price

Scudder Fund Accounting Corporation determines the net asset value per share of the fund as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. eastern time, on each day the New York Stock Exchange is open for trading.

Net asset value per share is determined separately for each class and is calculated by dividing the value of the total fund assets attributable to a class, less all liabilities attributable to that class, by the total number of shares of that class outstanding. Market prices are used to determine the value of the fund's assets. If market prices are not readily available for a security or if a security's price is not considered to be market indicative, that security may be valued by another method that the Board or its delegate believes accurately reflects fair value. In those circumstances where a security's price is not considered to be market indicative, the security's valuation may differ from an available market quotation.

To the extent that the fund invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when the fund does not price its shares. As a result, the net asset value of the fund may change at a time when shareholders are not able to purchase or redeem their shares.

Exchanges

Shareholders of Class R shares may exchange only for shares of funds authorized for exchange by the applicable plan.

August __, 1999

            Part A (the Prospectus for Scudder Growth & Income Fund)

Part A of this Post-Effective Amendment No.105 to the Registration Statement is incorporated by reference in its entirety to the Investment Trust's Post-Effective Amendment No. 102 on Form N-1A filed on March 1, 1999 and to its definitive Rule 497 (c) filing on March 5, 1999.

                         SCUDDER GROWTH AND INCOME FUND

                          A series of Investment Trust

                                 CLASS R SHARES

                    A No-Load (No Sales Charges) Diversified
                     Mutual Fund Seeking Long-Term Growth of
                           Capital, Current Income and
                                Growth of Income

--------------------------------------------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 1, 1999



--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Scudder Growth and Income Fund dated March 1, 1999, as amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

The Annual Report to Shareholders of Scudder Growth and Income Fund dated December 31, 1998, is incorporated by reference and is hereby deemed to be part of this Statement of Additional Information.

                                 TABLE OF CONTENTS
                                                                                                     Page

THE FUND'S INVESTMENT OBJECTIVE AND POLICIES.............................................................1
         General Investment Objective and Policies.......................................................1
         Investment Process..............................................................................2
         Master/feeder fund structure....................................................................2
         Investment Restrictions........................................................................13

PURCHASES AND REDEMPTIONS...............................................................................15
         Additional Information About Purchasing, Exchanging or Redeeming Class R shares................15
         Share Price....................................................................................15
         Share Certificates.............................................................................15
         Other Information..............................................................................15

FEATURES AND SERVICES OFFERED BY THE FUND...............................................................16
         No-Load Concept................................................................................16
         Diversification................................................................................16
         Reports to Shareholders........................................................................17

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS................................................................17

PERFORMANCE INFORMATION.................................................................................17
         Average Annual Total Return....................................................................17
         Cumulative Total Return........................................................................18
         Total Return...................................................................................18
         Performance Indices............................................................................19
         Comparison of Fund Performance.................................................................19

FUND ORGANIZATION.......................................................................................22

INVESTMENT ADVISER......................................................................................23
         Personal Investments by Employees of the Adviser...............................................27

TRUSTEES AND OFFICERS...................................................................................27

REMUNERATION............................................................................................29
         Responsibilities of the Board -- Board and Committee Meetings..................................29
         Compensation of Officers and Trustees..........................................................30

DISTRIBUTOR.............................................................................................30

TAXES...................................................................................................31

PORTFOLIO TRANSACTIONS..................................................................................35
         Brokerage Commissions..........................................................................35
         Portfolio Turnover.............................................................................36

NET ASSET VALUE.........................................................................................36

ADDITIONAL INFORMATION..................................................................................37
         Experts........................................................................................37
         Shareholder Indemnification....................................................................37
         Other Information..............................................................................37

FINANCIAL STATEMENTS....................................................................................38

                  THE FUND'S INVESTMENT OBJECTIVE AND POLICIES

General Investment Objective and Policies

         Scudder Growth and Income Fund (the "Fund") is a diversified series of Investment Trust (the "Trust"), an open-end management investment company which continuously offers and redeems its shares. It is a company of the type commonly known as a mutual fund.

         The Fund seeks long-term growth of capital, current income and growth of income.

         Scudder Growth and Income Fund offers two classes of shares: Scudder Shares and Class R shares. Only the Class R shares are offered herein.

         Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Fund may engage (such as short selling, hedging, etc.) or a financial instrument which a Fund may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that Scudder Kemper Investments (the "Adviser"), in its discretion, might, but is not required to, use in managing the Fund's portfolio assets. The Adviser may, in its discretion, at any time employ such practice, technique or instrument for one or more Funds, but not for all Funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Fund, but, to the extent employed, could from time to time have a material impact on the Fund's performance.

         The Fund invests primarily in common stocks, preferred stocks, and securities convertible into common stocks of companies which, the fund's management believes, offer the prospect for growth of earnings while paying current dividends. Over time, continued growth of earnings tends to lead to higher dividends and enhancement of capital value. The Fund allocates its investments among different industries and companies, and adjusts its portfolio securities for investment considerations and not for trading purposes.

         Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

         The Fund attempts to achieve its investment objective by investing primarily in dividend-paying common stocks, preferred stocks and securities convertible into common stocks. The Fund may also purchase such securities which do not pay current dividends but which, the fund's management believes, offer prospects for growth of capital and future income. Convertible securities (which may be current coupon or zero coupon securities) are bonds, notes, debentures, preferred stocks and other securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The Fund may also invest in nonconvertible preferred stocks consistent with the Fund's objective. From time to time, for temporary defensive purposes, when the Fund's investment adviser feels such a position is advisable in light of economic or market conditions, the Fund may invest, without limit, in cash and cash equivalents. It is impossible to predict how long such alternative strategies will be utilized. The Fund may invest in foreign securities, real estate investment trusts, illiquid securities, repurchase agreements and reverse repurchase agreements. It may also loan securities and may engage in strategic transactions. More information about investment techniques is provided under "Additional information about policies and investments."

         The Fund's share price fluctuates with changes in interest rates and market conditions. These fluctuations may cause the value of shares to be higher or lower than when purchased.

Investment Process

         The Adviser applies a disciplined investment approach for selecting stocks for the Fund. The first stage of this process involves analyzing a selected pool of dividend-paying equity securities, to identify the stocks that have high yields relative to the yield of the Standard & Poor Corporation 500 Index (the "S&P 500"), a commonly-accepted benchmark for the U.S. stock market. Also, the Adviser screens for stocks that have yields at the upper end of the stock's historical yield range. The Fund's portfolio will consist primarily of stocks of established, dividend-paying U.S. companies, but it may include foreign stocks which meet its relative yield criteria.

         In the Adviser's opinion, this subset of higher-yielding stocks identified by applying these criteria offers the potential for returns that are greater than or equal to those of the S&P 500, at less risk than that market index. In the Adviser's opinion, these favorable risk and return characteristics exist because the higher dividends offered by these stocks may act as a "cushion" when markets are volatile and because stocks with higher yields tend to sell at more attractive valuations (e.g., lower price-to-earning ratios and lower price-to-book ratios).

         Once this subset of higher-yielding stocks is identified, the Adviser conducts a fundamental analysis of each company's financial strength, profitability, projected earnings, sustainability of dividends, and ability of management. The Fund's portfolio may include stocks which are out of favor in the market, but which, in the opinion of the Adviser, offer compelling valuations and potential for long-term appreciation in price and dividends. In order to diversify the Fund's portfolio among different industry sectors, the Adviser evaluates how each sector tends to react to economic factors such as interest rates, inflation, Gross Domestic Product, and consumer spending. The Fund's portfolio is constructed by attaining a proper balance of stocks in these sectors based on the Adviser's economic forecasts.

         The Adviser applies a disciplined criteria for selling stocks in the Fund's portfolio as well. When the Adviser determines that the relative yield of a stock has declined excessively below the yield of the S&P 500, or that the yield is at the lower end of the stock's historic range, the stock generally is sold from the Fund's portfolio. Similarly, if the Adviser's fundamental analysis determines that the payment of the stock's dividend is at risk, or that market expectations for the stock are unreasonable, the stock is targeted for potential sale. In summary, the Adviser applies disciplined buy and sell criteria, fundamental company and industry analysis, and economic forecasts in managing the Fund to pursue long-term price appreciation and income with a tendency for lower overall volatility than the market, as measured by the S&P 500.

         The Fund cannot guarantee a gain or eliminate the risk of loss. The net asset value of the Fund's shares will increase or decrease with changes in the market prices of the Fund's investments and there is no assurance that the Fund's objective will be achieved.

Master/feeder fund structure

         The Board of Trustees has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder fund structure as described below.

         A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Convertible Securities. The Fund may invest in convertible securities; that is, bonds, notes, debentures, preferred stocks, and other securities which are convertible into common stocks. Investments in convertible securities may provide income through interest and dividend payments and/or an opportunity for capital appreciation by virtue of their conversion or exchange features.

         The convertible securities in which the Fund may invest include fixed-income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions, or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

         Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes (LYONS). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with shorter maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Illiquid Securities. The Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," "not readily marketable," or "illiquid" restricted securities, i.e., which cannot be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale.

         The absence of a trading market can make it difficult to ascertain a market value for illiquid securities. Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. The Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. Also market quotations are less readily available. The judgment of the Adviser may at times play a greater role in valuing these securities than in the case of illiquid securities.

         Generally speaking, restricted securities may be sold in the U.S. only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the 1933 Act. The Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

Zero Coupon Securities. The Fund may invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon securities which are convertible into common stock offer the opportunity for capital appreciation as increases (or decreases) in the market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks, as they usually are issued with maturities of 15 years or less and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

         Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" (TIGRS(TM)) and Certificate of Accrual on Treasuries (CATS(TM)). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that, for federal tax and securities purposes, in their opinion purchasers of such certificates, such as the Fund, most likely will be deemed the beneficial holder of the underlying U.S. Government securities. The Fund understands that the staff of the Division of Investment Management of the Securities and Exchange Commission (the "SEC") no longer considers such privately stripped obligations to be U.S. Government securities, as defined in the 1940 Act; therefore, the Fund intends to adhere to this staff position and will not treat such privately stripped obligations to be U.S. Government securities for the purpose of determining if the Fund is "diversified" under the 1940 Act.

         The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself (see "TAXES").

Foreign Securities. While the Fund generally emphasizes investments in companies domiciled in the U.S., it may invest in listed and unlisted foreign securities that meet the same criteria as the Fund's domestic holdings. The Fund may invest in foreign securities when the anticipated performance of the foreign securities is believed by the Adviser to offer more potential than domestic alternatives in keeping with the investment objective of the Fund.

         Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect the Fund's performance. As foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, Inc. (the "Exchange") and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of withholding or confiscatory taxes, political, social, or economic instability or diplomatic developments which could affect U.S. investments in those countries. Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The management of the Fund seeks to mitigate the risks associated with these considerations through diversification and active professional management. Although investments in companies domiciled in developing countries may be subject to potentially greater risks than investments in developed countries, the Fund will not invest in any securities of issuers located in developing countries if the securities, in the judgment of the Adviser, are speculative.

         Investments in foreign securities usually will involve currencies of foreign countries. Moreover, the Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and the value of these assets for the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations and the Fund may incur costs in connection with conversions between various currencies. Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies, if any, into U.S. dollars on a daily basis. It may do so from time to time and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions, if any, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward foreign currency exchange contracts. (See "Currency Transactions" for more information.)

         To the extent that the Fund invests in foreign securities, the Fund's share price could reflect the movements of both the different stock and bond markets in which it is invested and the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies could account for part of that Fund's investment performance.

Lending of Portfolio Securities. The Fund may seek to increase its income by lending portfolio securities. Such loans may be made to registered broker/dealers and are required to be secured continuously by collateral in cash, U.S. Government Securities and liquid high grade debt obligations maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. The Fund has the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, the Fund will continue to receive the equivalent of any distributions paid by the issuer on the securities loaned and will also receive compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans will be made only to firms deemed by the Adviser to be of good standing. The value of the securities loaned will not exceed 30% of the value of the Fund's total assets at the time any loan is made.

Repurchase Agreements. The Fund may enter into repurchase agreements with any member bank of the Federal Reserve System and any broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Fund may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P").

         A repurchase agreement provides a means for the Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the Fund acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Obligations subject to a repurchase agreement are held in a segregated account and the value of such obligations kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Fund's custodian or in the Federal Reserve Book Entry System.

         For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may result in loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of its sale of the securities underlying the repurchase agreement to a third party are less than the repurchase price. To protect against such potential loss, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

Reverse Repurchase Agreements. The Fund may enter into "reverse repurchase agreements," which are repurchase agreements in which the Fund, as the seller of the securities, agrees to repurchase them at an agreed time and price. The Fund will maintain a segregated account, as described under "Use of Segregated and Other Special Accounts" in connection with outstanding reverse repurchase agreements. Reverse repurchase agreements are deemed to be borrowings subject to the Fund's investment restrictions applicable to that activity. The Fund will enter into a reverse repurchase agreement only when the Adviser believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction.

Real Estate Investment Trusts ("REITS"). The Fund may invest in REITs. REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. Investment in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of the Fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.

         Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Strategic Transactions and Derivatives. The Fund may, but is not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks managing the effective maturity or duration of the Fund's portfolio, or enhancing potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors.

         In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies, currency futures and various other currency transactions (collectively, all the above are called "Strategic Transactions"). In addition, strategic transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to
Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter the fundamental investment purposes and characteristics of the fund, and the fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of the fund.

         Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its net assets in illiquid securities.

         If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

         The Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

         The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities, indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management, and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed, with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         The Fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio management and return enhancement purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. The Fund may engage in currency transactions with Counterparties, primarily in order to hedge, or manage the risk of, the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Adviser.

         The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

         The Fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

         The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), the Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Fund may enter are interest rate, currency, index, and other swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as the fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

         Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate cash or liquid assets equal to the amount of the Fund's obligation.

         OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

Investment Restrictions

         Unless specified to the contrary, the following fundamental policies may not be changed without the approval of a majority of the outstanding voting securities of the Fund involved which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

         Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.

         As a matter of fundamental policy, the Fund may not:

         (a)      borrow  money,  except as permitted  under the 1940 Act and as
                  interpreted  or  modified  by  regulatory   authority   having
                  jurisdiction from time to time;

         (b) issue senior securities, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (c)      purchase  physical   commodities  or  contracts   relating  to
                  physical commodities;

         (d) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         (e) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

         (f) make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

         (g) concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

         The Fund may not, as a nonfundamental policy:

         (1) borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;

         (2) enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

         (3) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments,
                  (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

         (4) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

         (5) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

         (6) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

         (7) lend portfolio securities in an amount greater than 30% of its total assets.

                            PURCHASES AND REDEMPTIONS

Additional Information About Purchasing, Exchanging or Redeeming Class R shares

         For more information on how to purchase, exchange or redeem Class R shares of the Fund, contact your Plan Sponsor.

Share Price

         Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on the Exchange on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will receive the next day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Fund, to forward the purchase order to the Fund's transfer agent in Boston by the close of regular trading on the Exchange.

Share Certificates

         Due to the desire of Trust management to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund.

Other Information

         If purchases or redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the NASD other than the Distributor, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, the Trust's principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor each may suspend or terminate the offering of shares of the Fund at any time for any reason.

         If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder will receive, in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Fund does not impose a redemption or repurchase charge although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemption of shares, including an exchange into another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "Taxes".)

         The determination of net asset value may be suspended at times and a shareholder's right to redeem shares and to receive payment may be suspended at times during which (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted for any reason, (c) an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) the SEC has by order permitted such a suspension for the protection of the Trust's shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b) or (c) exist.

         The Trust may issue shares of the Fund at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company (or series thereof) or personal holding company, subject to the requirements of the 1940 Act.

                    FEATURES AND SERVICES OFFERED BY THE FUND

No-Load Concept

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Conduct Rules, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

         The following chart shows the potential long-term advantage of investing $10,000 in a Scudder no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.

====================================================================================================================
                                                                                                   No-Load Fund
                                                                       Load Fund with 0.75%      with 0.25% 12b-1
         YEARS               No-Load Fund          8.50% Load Fund           12b-1 Fee                 Fee
--------------------------------------------------------------------------------------------------------------------

          10                     $25,937                $23,733                $24,222                $25,354

--------------------------------------------------------------------------------------------------------------------

          15                      41,772                 38,222                 37,698                 40,371

--------------------------------------------------------------------------------------------------------------------

          20                      67,275                 61,557                 58,672                 64,282

====================================================================================================================

         Investors are encouraged to review the fee tables in the Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.

Diversification

         An investment in the Class R shares of the Fund represents an interest in a large, diversified portfolio of carefully selected securities. Diversification may protect the shareholder against the possible risks associated with concentrating in fewer securities or in a specific market sector.

Reports to Shareholders

         The Fund issues shareholders financial statements examined by independent accountants on a semiannual basis and audited annually. These include a list of investments held and statements of assets and liabilities, operations, changes in net assets and supplementary information for Class R shares of the Fund.

                    DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

         Any dividends from net investment income or distributions from realized capital gains are automatically reinvested in additional Class R shares of the Fund. Reinvestment is usually made at the closing net asset value determined on the business day following the record date.

         The Fund intends to follow the practice of distributing substantially all of its investment company taxable income which includes any excess of net realized short-term capital gains over net realized long-term capital losses. The Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, if it appears to be in the best interest of the Fund and its shareholders, the Fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. If the Fund does not distribute the amount of capital gain and/or net investment income required to be distributed by an excise tax provision of the Internal Revenue Code, the Fund may be subject to that excise tax. In certain circumstances, the Fund may determine that it is in the interest of shareholders to distribute less than the required amount. (See "Taxes".)

         The Fund intends to distribute investment company taxable income in December each year. The Fund intends to declare in December any net realized capital gains resulting from its investment activity. The Fund intends to distribute the December dividends and capital gains either in December or in the following January. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Additional distributions may be made if necessary. Both types of distributions will be made in shares of the Fund and confirmations will be mailed to each shareholder.

                             PERFORMANCE INFORMATION

         From time to time, quotations of the performance of Class R shares of the Fund may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures are calculated in the following manners:

Average Annual Total Return

         Average annual total return is the average annual compound rate of return for periods of one year, five years, and ten years (or such shorter periods as may be applicable dating from the commencement of the Fund's operations), all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of Class R shares of the Fund and assume that all dividends and capital gains distributions during the respective periods were reinvested in Class R shares. Average annual total return is calculated by computing the average annual compound rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1

         Where:

                 T        =        average annual total return
                 P        =        a hypothetical initial investment of $1,000
                 n        =        number of years
                 ERV      =        ending  redeemable  value:  ERV  is the
                                   value,   at  the  end  of  the  applicable
                                   period,    of   a   hypothetical    $1,000
                                   investment made at the beginning of the applicable period.

       Average Annual Total Return for the periods ended December 31, 1998

                               One Year           Five Years           Ten Years
                               --------           ----------           ---------

      Class R shares


         As described above, average annual total return is based on historical earnings and is not intended to indicate future performance. Average annual total return for the Fund will vary based on changes in market conditions and the level of Class R shares of the Fund's expenses.

         In connection with communicating its average annual total return to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Cumulative Total Return

         Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of Class R shares of the Fund and assume that all dividends and capital gains distributions during the period were reinvested in Class R shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1

         Where:

                   C        =        Cumulative total return
                   P        =        a hypothetical initial investment of $1,000
                   ERV      =        ending  redeemable  value:  ERV  is the
                                     value,   at  the  end  of  the  applicable
                                     period,    of   a   hypothetical    $1,000
                                     investment made at the beginning of the applicable period.

         Cumulative Total Return for the periods ended December 31, 1998

                              One Year           Five Years        Ten Years
                              --------           ----------        ---------

      Class R shares


Total Return

         Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

         Quotations of the Fund's performance are based on historical earnings and show the performance of a hypothetical investment and are not intended to indicate future performance of the Fund. An investor's shares when redeemed may be worth more or less than their original cost. Performance of Class R shares of the Fund will vary based on changes in market conditions and the level of expenses of Class R shares of the Fund.

         Because some of the Fund's investments are denominated in foreign currencies, the strength or weakness of the U.S. dollar against these currencies may account for part of the Fund's investment performance. Information on the value of the dollar versus foreign currencies may be used from time to time in advertisements concerning the Fund. Such historical information is not indicative of future performance.

Performance Indices

         The performance of the Class R shares of the Fund will, from time to time, be compared to the percentage changes of unmanaged performance indices. Such indices will include the Dow Jones Industrial Average ("DJIA"), S&P 500 and the Consumer Price Index ("CPI"). The DJIA and S&P 500 are unmanaged indices widely regarded as representative of the equity market in general. The CPI is a commonly used measure of inflation.

Comparison of Fund Performance

         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, S&P 500, the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 2000 Index, the Wilshire Real Estate Securities Index and statistics published by the Small Business Administration.

         From time to time, in advertising and marketing literature, this Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

         From time to time, in marketing and other Fund literature, Trustees and officers of the Fund, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         The Fund may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. Government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about this Fund. Sources for Fund performance information and articles about the Fund include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global  Investor,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.

IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SmartMoney, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

                                FUND ORGANIZATION

         The Fund is a diversified series of Investment Trust, a Massachusetts business trust established under a Declaration of Trust dated September 20, 1984, as amended. The name of the Trust was changed, effective May 15, 1991, from Scudder Growth and Income Fund, and again on June 10, 1998 from Scudder Investment Trust. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest, par value $0.01 per share. The Trust's shares are currently divided into eight series, Scudder Growth and Income Fund, Scudder Large Company Growth Fund, Classic Growth Fund, Scudder S&P 500 Index Fund, Scudder Real Estate Investment Fund, Scudder Dividend & Growth Fund, Scudder Tax Managed Growth Fund and Scudder Tax Managed Small Company Fund. The Fund's shares are currently divided into two classes: the Scudder Shares and the R shares.

         The Trustees have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. Each share of the Fund has equal rights with each other share of the Fund as to voting, dividends and liquidation. All shares issued and outstanding will be fully paid and nonassessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Fund's prospectus.

         The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

         Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to other series.

         The Fund's activities are supervised by the Trust's Board of Trustees. The Trust has adopted a plan pursuant to Rule 18f-3 (the "Plan") under the 1940 Act to permit the Trust to establish a multiple class distribution system.

         Under the Plan, shares of each class represent an equal pro rata interest in the Fund and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class shall have a different designation; (2) each class of shares shall bear its own "class expenses;" (3) each class shall have exclusive voting rights on any matter submitted to shareholders that relates to its administrative services, shareholder services or distribution arrangements; (4) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (5) each class may have separate and distinct exchange privileges; (6) each class may have different conversion features, and (7) each class may have separate account size requirements. Expenses currently designated as "Class Expenses" by the Trust's Board of Trustees under the Plan include, for example, transfer agency fees attributable to a specific class, and certain securities registration fees.

         Each share of each class of the Fund shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters that such shares (or class of shares) shall be entitled to vote. Shareholders of the Fund shall vote together on any matter, except to the extent otherwise required by the 1940 Act, or when the Board of Trustees has determined that the matter affects only the interest of shareholders of one or more classes of the Fund, in which case only the shareholders of such class or classes of the Fund shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to the Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Fund's Declaration of Trust. As used in the Prospectus and in this Statement of Additional Information, the term "majority", when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Fund and all additional portfolios (e.g., election of directors), means the vote of the lesser of (i) 67% of the Fund's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the Fund's outstanding shares. The term "majority", when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund or any other single portfolio (e.g., annual approval of investment management contracts), means the vote of the lesser of (i) 67% of the shares of the portfolio represented at a meeting if the holders of more than 50% of the outstanding shares of the portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the portfolio. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

         The Trustees, in their discretion, may authorize the division of shares of the Fund (or shares of a series) into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.

         The Declaration of Trust provides that obligations of the Fund are not binding upon the Trustees individually but only upon the property of the Fund, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law and that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. Nothing in the Declaration of Trust, however, protects or indemnifies a Trustee or officer against any liability to which that person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of that person's office.

                               INVESTMENT ADVISER

         Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.

         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Investment Trust, Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Value Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Global/International Fund, Inc., Scudder Global High Income Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc. and Scudder Spain and Portugal Fund, Inc. Some of the foregoing companies or trusts have two or more series.

         The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

         Pursuant to an Agreement between the Adviser and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLinkSM Program. The Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.

         The Adviser maintains a large research department, which conducts ongoing studies of the factors that affect the position of various industries, companies and individual securities. In this work, the Adviser utilizes certain reports and statistics from a wide variety of sources, including brokers and dealers who may execute portfolio transactions for the Fund and for clients of the Adviser, but conclusions are based primarily on investigations and critical analyses by its own research specialists.

         Certain investments may be appropriate for the Fund and also for other clients advised by the Adviser. Investment decisions for the Fund and other clients are made with a view toward achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same date. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Fund.

         The transaction between Scudder and Zurich resulted in the assignment of the Fund's investment management agreement with Scudder, that agreement automatically terminated at the consummation of the transaction. In anticipation of the transaction, however, a new investment management agreement (the
"Agreement") between the Fund and the Adviser was approved by the Trust's Trustees on August 12, 1997. At the special meeting of the Fund's shareholders held on October 24, 1997, the shareholders also approved the Agreement. The Agreement became effective as of December 31, 1997.

         On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

         Upon consummation of this transaction, the Fund's existing investment management agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board has approved a new investment management agreement (the "Agreement") with Scudder Kemper, which is substantially identical to the current investment management agreement, except for the dates of execution and termination and the addition of a breakpoint in the fee structure. The agreement became effective September 7, 1998, upon the termination of the then current investment management agreement and was approved at a shareholder meeting held in December 1998.

         The Agreement dated September 7, 1998, was approved by the Trustees of the Trust on August 11, 1998. The Agreement will continue in effect until September 30, 1999 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Adviser or the Fund, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.

         Under the Agreement, the Adviser provides the Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objectives, policies and restrictions and determines what securities shall be purchased for the portfolio of the Fund, what portfolio securities shall be held or sold by the Fund and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Declaration of Trust and By-Laws, the 1940 Act and the Code and to the Fund's investment objectives, policies and restrictions and subject, further, to such policies and instructions as the Trustees of the Trust may from time to time establish. The Adviser also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Fund.

         The Adviser also renders significant administrative services (not otherwise provided by third parties) necessary for the Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Trustees.

         The Adviser pays the compensation and expenses (except those for attending Board and Committee meetings outside New York, New York and Boston, Massachusetts) of all Trustees, officers and executive employees of the Trust affiliated with the Adviser and makes available, without expense to the Trust, the services of such Trustees, officers and employees of the Adviser as may duly be elected officers or Trustees of the Trust, subject to their individual consent to serve and to any limitations imposed by law, and provides the Trust's office space and facilities.

         For the Adviser's services from August 13, 1996 to May 1, 1997, the Fund paid the Adviser an annual fee of 0.60% of the first $500 million of average daily net assets, 0.55% of such assets in excess of $500 million, 0.50% of such assets in excess of $1 billion, 0.475% of such assets in excess of $1.5 billion, 0.45% of such assets in excess of $2 billion, 0.425% of such assets in excess of $3 billion.

         For the Adviser's services after May 1, 1997 to September 7, 1998, the Fund paid the Adviser an annual fee of 0.60% of the first $500 million of average daily net asset, 0.55% of such assets in excess of $500 million, 0.50% of such assets in excess of $1 billion, 0.475% of such assets in excess of $1.5 billion, 0.45% of such assets in excess of $2 billion, 0.425% of such assets in excess of $3 billion and 0.405% of such assets in excess of $4.5 billion.

         For the Adviser's services after September 7, 1998, the Fund paid the Adviser an annual fee of 0.60% of the first $500 million of average daily net asset, 0.55% of such assets in excess of $500 million, 0.50% of such assets in excess of $1 billion, 0.475% of such assets in excess of $1.5 billion, 0.45% of such assets in excess of $2 billion, 0.425% of such assets in excess of $3 billion, 0.405% of such assets in excess of $4.5 billion, 0.3875% of such assets in excess of $6 billion, and 0.37% of such assets in excess of $10 billion. The fee is graduated so that increases in the Fund's net assets may result in a lower annual fee rate and decreases in the Fund's net assets may result in a higher annual fee rate. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

         For the years ended December 31, 1998, 1997, and 1996, the Fund was charged by the Adviser aggregate fees pursuant to its then effective investment advisory agreement of $34,062,247, $26,072,293, and $17,628,873, respectively.

         Under the Agreement the Fund is responsible for all of its other expenses including organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; the calculation of Net Asset Value; taxes and governmental fees; the fees and expenses of the transfer agent; the cost of preparing stock certificates and any other expenses including clerical expenses of issue, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Trust who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. The Fund is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

         The Agreement expressly provides that the Adviser shall not be required to pay a pricing agent of the Fund for portfolio pricing services, if any.

         The Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder, Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to the Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.

         In reviewing the terms of the Agreement and in discussions with the Adviser concerning such Agreement, the Trustees of the Trust who are not "interested persons" of the Trust have been represented by independent counsel at the Fund's expense.

         The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

         The Adviser may serve as adviser to other funds with investment objectives and policies similar to those of the Funds that may have different distribution arrangements or expenses, which may affect performance.

         None of the officers or Trustees of the Trust may have dealings with the Fund as principals in the purchase or sale of securities, except as individual subscribers or holders of shares of the Trust.

Personal Investments by Employees of the Adviser

         Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                              TRUSTEES AND OFFICERS

                                                                                                Position with
                                                                                                Underwriter, Scudder
Name, Age and Address               Position with Trust       Principal Occupation**            Investor Services, Inc.
---------------------               -------------------       --------------------              -----------------------

Lynn S. Birdsong (  )++*=           President and Trustee     Managing Director of Scudder      Director, Vice President
                                                              Kemper Investments, Inc.          and Assistant Treasurer

Henry P. Becton, Jr. (  )           Trustee                   President and General Manager,            --
WGBH                                                          WGBH Educational Foundation
125 Western Avenue
Allston, MA 02134

Dawn-Marie Driscoll (  )            Trustee                   Executive Fellow, Center for              --
4909 SW 9th Place                                             Business Ethics, Bentley
Cape Coral, FL  33914                                         College; President, Driscoll
                                                              Associates

                                       27

                                                                                                Position with
                                                                                                Underwriter, Scudder
Name, Age and Address               Position with Trust       Principal Occupation**            Investor Services, Inc.
---------------------               -------------------       --------------------              -----------------------

Peter B. Freeman (  )               Trustee                   Director, The A.H. Belo                    --
100 Alumni Avenue Providence,                                 Company; Trustee, Eastern
RI   02906                                                    Utilities Associates (public
                                                              utility holding company);
                                                              Director, AMICA Life Insurance
                                                              Co.; Director, AMICA Insurance
                                                              Co.

George M. Lovejoy, Jr. (  )= 50     Trustee                   President and Director, Fifty              --
Congress Street                                               Associates (real estate
Suite 543                                                     investment trust)
Boston, MA   02109

Wesley W. Marple, Jr. (  )= 413     Trustee                   Professor of Business                     --
Hayden Hall                                                   Administration, Northeastern
360 Huntington Ave.                                           University, College of Business
Boston, MA 02115                                              Administration

Kathryn L. Quirk (  )++*=           Trustee, Vice President   Managing Director of Scudder      Director, Assistant
                                    and Assistant Secretary   Kemper Investments, Inc.          Treasurer and Senior Vice
                                                                                                President

Jean C. Tempel (  )                 Trustee                   Managing Partner, Internet                 --
Ten Post Office Square Suite                                  Capital Group
1325Boston, MA 02109

Bruce F. Beaty (  )++               Vice President            Managing Director of Scudder              --
                                                              Kemper Investments, Inc.

Philip S. Fortuna (  )++            Vice President            Managing Director of Scudder      Vice President
                                                              Kemper Investments, Inc.

William F. Gadsden (  )++           Vice President            Managing Director of Scudder              --
                                                              Kemper Investments, Inc.

John R. Hebble (  )+                Treasurer                 Senior Vice President of                  --
                                                              Scudder Kemper Investments, Inc.

Robert T. Hoffman (  )++            Vice President            Managing Director of Scudder              --
                                                              Kemper Investments, Inc.

Thomas W. Joseph (  )+              Vice President            Senior Vice President of          Director, Vice President,
                                                              Scudder Kemper Investments, Inc.  Treasurer and Assistant
                                                                                                Clerk

Ann M. McCreary ( )                 Vice President            Managing Director of Scudder              --
                                                              Kemper Investments, Inc.

Valerie F. Malter (  )++            Vice President            Managing Director of Scudder              --
                                                              Kemper Investments, Inc.

                                       28

                                                                                                Position with
                                                                                                Underwriter, Scudder
Name, Age and Address               Position with Trust       Principal Occupation**            Investor Services, Inc.
---------------------               -------------------       --------------------              -----------------------

John Millette (  )+                 Vice President and        Assistant Vice President,                 --
                                    Secretary                 Scudder Kemper Investments, Inc.

Caroline Pearson (  )+              Assistant Secretary       Vice President, Scudder Kemper            --
                                                              Investments, Inc.; Associate,
                                                              Dechert Price & Rhoads (law
                                                              firm) 1989 to 1997

*        Mr.  Pierce and Ms. Quirk are  considered by the Fund and counsel to be persons who are  "interested  persons"
         of the Adviser or of the Trust, within the meaning of the Investment Company Act of 1940, as amended.
**       Unless  otherwise  stated,  all of the Trustees and officers  have been associated  with their  respective  companies for more than five years, but not necessarily in the same capacity.
=        Messrs.  Lovejoy,  Pierce,  Marple and Ms. Quirk are members of the Executive  Committee for the Trust,  which has the power to declare  dividends from ordinary income and  distributions  of realized  capital gains to the same extent as the Board is so empowered.
+        Address:  Two International Place, Boston, Massachusetts
++       Address:  345 Park Avenue, New York, New York

         As of June 30, 1999, all Trustees and officers of the Fund as a group owned beneficially (as that term is defined in Section 13(d) of the Securities Exchange Act of 1934) less than 1% of the Fund.

         As of June 30, 1999, ________ shares in the aggregate, ___% of the outstanding shares of the Fund were held in the name of [Name and Address], who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

         To the best of the Fund's knowledge, as of June 30, 1999, no person owned beneficially more than 5% of the Fund's outstanding shares, except as stated above.

         The Trustees and officers of the Fund also serve in similar capacities with other respect to Scudder funds.

                                  REMUNERATION

Responsibilities of the Board -- Board and Committee Meetings

         The Board of Trustees is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Trustees" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

         The Board of Trustees meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designated to assure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Funds' investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates, and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by each Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

         All of the Independent Trustees serve on the Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

Compensation of Officers and Trustees

                  The Independent Trustees receive the following compensation from the Funds of Investment Trust: an annual trustee's fee of $2,400 for a Fund in which assets do not exceed $100 million, $4,800 for assets which exceed $100 million, but not exceeding $1 billion, and $7,200 if assets exceed $1 billion; a fee of $150 for attendance at each board meeting, audit committee meeting, or other meeting held for the purposes of considering arrangements between the Trust on behalf of the Fund and the Adviser or any affiliate of the Adviser; $75 for any other committee meeting (although in some cases the Independent Trustees have waived committee meeting fees); and reimbursement of expenses incurred for travel to and from Board Meetings. The Independent Trustee who serves as lead or liaison Trustee receives an additional annual retainer fee of $500 from each Fund. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences, service on special trustee task forces or subcommittees or service as lead or liaison trustee. Independent Trustees do not receive any employee benefits such as pension, retirement benefits or health insurance. The Independent Trustees have in the past, and may in the future, waive a portion of their compensation.

         The Independent Trustees also serve in the same capacity for other funds managed by Scudder. These funds differ broadly in type and complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1998 from the Trust and from all of Scudder funds as a group.

         Name                               Investment Trust*          All Scudder Funds
         ----                               -----------------          -----------------

Henry P. Becton, Jr.       Trustee                   $28,070                    $135,000 (28 funds)
Dawn-Marie Driscoll        Trustee                   $28,977                    $145,000 (28 funds)
Peter B. Freeman           Trustee                   $29,736                    $172,425 (46 funds)
George M. Lovejoy, Jr.     Trustee                   $28,069                    $148,600 (29 funds)
Wesley M. Marple, Jr.      Trustee                   $28,069                    $135,000 (28 funds)
Jean C. Temple             Trustee                   $27,309                    $135,000 (29 funds)

     * In 1998, Investment Trust consisted of eight funds: Scudder Growth and Income Fund, Scudder Large Company Growth Fund, Classic Growth Fund, Scudder S&P 500 Index Fund, Scudder Real Estate Investment Fund, Scudder Dividend and Growth Fund, Scudder Tax Managed Growth Fund and Scudder Tax Managed Small Company Fund. Scudder Real Estate Investment Fund commenced operations on March 2, 1998, Scudder Dividend & Growth Fund commenced operations on June 1, 1998, and Scudder Tax Managed Growth Fund and Scudder Tax Managed Small Company Fund commenced operations on September 18, 1998.

     No fees were incurred by the funds with respect to the alliance with B.A.T.

                                   DISTRIBUTOR

         The Trust, on behalf of the Fund, has an underwriting agreement Scudder Investor Services, Inc., Two International Place, Boston, MA 02110 (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Adviser, a Delaware corporation. The Trust's underwriting agreement dated September 7, 1998 will remain in effect until September 30, 1999 and from year to year thereafter only if its continuance is approved annually by a majority of the members of the Board of Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Trustees or a majority of the outstanding voting securities of the Fund. The underwriting agreement was last approved by the Trustees on August 11, 1998.

         Under the principal underwriting agreement, the Trust is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Trust or Fund as a broker/dealer in various states as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of the Fund; the cost of printing and mailing confirmations of purchases of shares and any prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of customer service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Fund and the Distributor.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of the Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of service representatives, a portion of the cost of computer terminals and expenses of any activity which is primarily intended to result in the sale of shares issued by the Fund, unless a Rule 12b-1 plan is in effect which provides that each Fund shall bear some or all of such expenses.

         To provide compensation to financial services firms for performing administrative support services to its customers who are shareholders of Class R shares of the Fund, the Trust, on behalf of Class R shares of the Fund, has approved an Administrative Services Agreement (the "Agreement"). These services include, but are not limited to: providing information on shareholder accounts and transactions, answering inquiries regarding the Fund, resolving account problems, and explaining mutual fund performance and rankings. For services provided under the Agreement, the Fund, on behalf of Class R shares, would pay the Distributor an administrative service fee of up to 0.25% of the average daily net assets of that class of the Fund. The Distributor would then distribute this fee to financial representatives that provide services for their clients who are investors through applicable group retirement plans. The administrative service fee is calculated monthly.

         As agent, the Distributor currently offers the Fund's shares on a continuous basis to investors in all states in which shares of the Fund may from time to time be registered or where permitted by applicable law. The Underwriting Agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged the investor. The Distributor has made no firm commitment to acquire shares of the Fund.

                                      TAXES

         The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, or a predecessor statute and has qualified as such since its inception. Such qualification does not involve governmental supervision or management of investment practices or policy.

         A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

         The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

         Investment company taxable income generally is made up of dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a proportionate share of federal income taxes paid by the Fund on such gains as a credit against the shareholder's federal income tax liability, and will be entitled to increase the adjusted tax basis of the shareholder's Fund shares by the difference between such gains reported and the shareholder's tax credit. If the Fund makes such an election, it may not be treated as having met the excise tax distribution requirement.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         Dividends from domestic corporations are not expected to comprise a substantial part of the Fund's gross income. If any such dividends constitute a portion of the Fund's gross income, a portion of the income distributions of the Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of the Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Fund are deemed to have been held by the Fund or the shareholder, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

         Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gains, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         An individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA ($2,000 per individual for married couples if only one spouse has earned income) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

         Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

         Equity options (including covered call options written on portfolio stock) and over-the-counter options on debt securities written or purchased by the Fund will be subject to tax under Section 1234 of the Code. In general, no loss will be recognized by the Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e. long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option, and in the case of the exercise of a put option, on the Fund's holding period for the underlying property. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of any property in the Fund's portfolio similar to the property underlying the put option. If the Fund writes an option, no gain is recognized upon its receipt of a premium. If the a call lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If the option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.

         Positions of the Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stocks or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by the Fund.

         Many futures and forward contracts entered into by the Fund and listed nonequity options written or purchased by the Fund (including options on debt securities, options on futures contracts, options on securities indices and options on currencies), will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options and similar financial instruments entered into or acquired by the Fund will be treated as ordinary income or loss.

         Notwithstanding any of the foregoing, the Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

         Similarly, if the Fund enters into a short sale of property that becomes substantially worthless, the Fund will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         If the Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

         The Fund may make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares; any mark-to-market losses and any loss from an actual disposition of shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund-level tax when distributed to shareholders as a dividend. Alternatively, the Fund may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

         A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount imputed income will comprise a part of the investment company taxable income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the Fund's level. In addition, if the Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders.

         The Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Dividend and interest income received by the Fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains respecting investments by foreign investors.

         Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

         Allocation of brokerage is supervised by the Adviser.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         The Fund's purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply research, market and statistical information to the Fund. The term "research, market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions for the Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research, market or statistical information. The Adviser will not place orders with broker/dealers on the basis that the broker/dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

         To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker-dealer and a subsidiary of the Adviser; the Distributor will place orders on behalf of the Fund with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from the Fund for this service.

         Although certain research, market and statistical information from broker/dealers may be useful to the Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund, and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.

         The Trustees review from time to time whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

         For the fiscal years ended December 31, 1998, 1997 and 1996, the Fund paid total brokerage commissions of $8,362,533, $4,072,780 and $3,595,644, respectively. In the fiscal year ended December 31, 1998, the Fund paid brokerage commissions of $5,350,357 (63.98% of the total brokerage commissions), resulting from orders placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research, market and statistical information to the Trust or Adviser. The total amount of brokerage transactions aggregated $6,957,446,363, of which 55.39% of all brokerage transactions were transactions which included research commissions.

Portfolio Turnover

         The Fund's average annual portfolio turnover rates, i.e. the ratio of the lesser of sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less), for the fiscal years ended December 31, 1998 and 1997 were 40.8% and 22.2%, respectively. Purchases and sales are made for the Fund's portfolio whenever necessary, in management's opinion, to meet the Fund's objective.

                                 NET ASSET VALUE

         The net asset value of Class R shares of the Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas and on the preceding Friday or subsequent Monday when one of these holidays falls on Saturday or Sunday, respectively. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.

         An exchange-traded equity security is valued at its most recent sale price on the exchange it is traded as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange as of the Value Time. Lacking a Calculated Mean quotation the security is valued at the most recent bid quotation on such exchange as of the Value Time. An equity security which is traded on the Nasdaq Stock Market Inc. ("Nasdaq") system will be valued at its most recent sale price on such system as of the Value Time. Lacking any sales, the security will be valued at the most recent bid quotation as of the Value Time. The value of an equity security not quoted on the Nasdaq system, but traded in another over-the-counter market, is its most recent sale price if there are any sales of such security on such market as of the Value Time. Lacking any sales, the security is valued at the Calculated Mean quotation for such security as of the Value Time. Lacking a Calculated Mean quotation the security is valued at the most recent bid quotation as of the Value Time.

         Debt securities, other than money-market instruments, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Money-market instruments with an original maturity of sixty days or less maturing at par shall be valued at amortized cost, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

         An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract.

Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

         If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of the Fund's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts

         The Financial Highlights of the Fund included in the Fund's prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing. PricewaterhouseCoopers, LLP is responsible for performing annual audits of the financial statements and financial highlights of the Fund in accordance with generally accepted auditing standards, and the preparation of federal tax returns.

Shareholder Indemnification

         The Trust is an organization of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Fund. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Fund property or the acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

Other Information

         The CUSIP number for the Scudder Shares of the Fund is 811167-10-5.

         The CUSIP number for the Class R shares of the Fund is ____________.

         The Fund has a fiscal year ending December 31.

         Many of the investment changes in the Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the Adviser in light of the Fund's investment objectives and policies, its other portfolio holdings and tax considerations, and should not be construed as recommendations for similar action by other investors.

         Portfolio securities of the Fund are held separately pursuant to a custodian agreement, by the Fund's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

         The law firm of Dechert Price & Rhoads is counsel to the Fund.

         The name "Scudder Growth and Income Fund" is the designation of the Trust for the time being under a Declaration of Trust dated November 3, 1987, as amended from time to time, and all persons dealing with the Fund must look solely to the property of the Fund for the enforcement of any claims against the Fund as neither the Trustees, officers, agents, shareholders nor other series of the Trust assume any personal liability for obligations entered into on behalf of the Fund. No other series of the Trust assumes any liabilities for obligations entered into on behalf of the Fund. Upon the initial purchase of shares, the shareholder agrees to be bound by the Fund's Declaration of Trust, as amended from time to time. The Declaration of Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts.

         Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Adviser, computes net asset value for the Fund. The Fund pays Scudder Fund Accounting Corporation an annual fee equal to 0.025% of the first $150 million of average daily net assets, 0.0075% of such assets in excess of $150 million, 0.0045% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the years ended December 31, 1998, 1997, and 1996, Scudder Fund Accounting Corporation's fee amounted to $424,247, $338,966 and $249,566, respectively, of which $35,517 was unpaid at December 31, 1998.

         Kemper Service Corporation ("KSvC"), 811 Main Street, Kansas City, Missouri, 64105-2005, a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for Class R shares of the Fund and also provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. The Fund pays KSvC an annual fee of $18.00 for each account maintained for a participant.

         The Fund, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.

         The Fund's prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. The Registration Statement and its amendments, are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

         The financial statements, including the investment portfolio of Class R shares of Scudder Growth and Income Fund, together with the Report of Independent Accountants, Financial Highlights, notes to financial statements in the Annual Report to the Shareholders of the Fund dated December 31, 1998, and the unaudited semiannual report are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information.

               Part B (the Statement of Additional Information for
                         Scudder Growth & Income Fund)

Part B of this Post-Effective Amendment No. 105 to the Registration Statement is incorporated by reference in its entirety to the Investment Trust's Post-Effective Amendment No. 102 on Form N-1A filed on March 1, 1999 and to its definitive Rule 497 (c) filing on March 5, 1999.

Scudder
Growth and
Income Fund

Annual Report
December 31, 1998

Pure No-Load(TM) Funds

A fund with a disciplined approach to common stock investing seeking long-term growth of capital, current income, and growth of income.

A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.

SCUDDER           (logo)

                         Scudder Growth and Income Fund

--------------------------------------------------------------------------------
Date of Inception: 5/31/29   Total Net Assets as of      Ticker Symbol:  SCDGX
                             12/31/98: $7.6 billion
--------------------------------------------------------------------------------

o Scudder Growth and Income Fund returned 6.07% for the 12-month period ended December 31, 1998, reflecting the modest performance of the Fund's value-oriented investment style in a market dominated by a small number of large-cap growth stocks.


o Despite the unfavorable market environment, the Fund maintained its overall 4-star risk-adjusted rating from Morningstar among 2,802 domestic equity funds as of December 31, 1998.^1


                                Table of Contents

  3 Letter from the Fund's President     24 Notes to Financial Statements
  4 Performance Update                   28 Report of Independent Accountants
  5 Portfolio Summary                    29 TaxInformation
  6 Portfolio Management Discussion      30 Shareholder Meeting Results
 12 Glossary of Investment Terms         32 Officers and Trustees
 13 Investment Portfolio                 33 Investment Products and Services
 20 Financial Statements                 34 Scudder Solutions
 23 Financial Highlights



^1 Source: Morningstar. Ratings are subject to change monthly and are calculated from the Fund's three-, five-, and ten-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects Fund performance below 90-day T-bill returns. In an investment category, 10% of funds receive 5 stars and the next 22.5% receive 4 stars. In the domestic equity category, the Fund received a 3-star rating for the three-year period and a 4-star rating for the five- and ten-year periods among 2,802, 1,702, and 732 funds, respectively. Past performance is no guarantee of future results.


                       2 - Scudder Growth and Income Fund

                        Letter from the Fund's President

Dear Shareholders,

   The past year has been a difficult one for funds offering a disciplined value approach such as the Scudder Growth and Income Fund. The Portfolio Management Discussion which follows highlights the dichotomy of the U.S. stock market in 1998 where high growth and large size were favored and priced at premium valuations versus more mundane and value oriented investments. For instance, the seventeen best performers in the S&P 500 accounted for 50% of the gains in this index. How long investors will continue to buy growth at any price is anyone's guess. However, we remain convinced that the growth and income style of investing is viable and a sound building block for many investor portfolios.

   Despite its disappointing performance in the past year, the Fund's long-term record is commendable. In fact, SmartMoney magazine rated the Fund among its top seven of 500 domestic equity funds for dependable returns in their February 1999 issue^1. Going forward, the management team will continue to utilize the investment discipline that has proven so successful over the long-term, believing that it is only a matter of time before investors once again place an emphasis on fundamentals.

   As we evaluate another year of strong performance in the stock market and ponder what lies ahead, the importance of diversification cannot be overstated. This straightforward principle is particularly important following eight consecutive years of strong returns in domestic equities. In such an environment, investors can be easily lulled into believing that annual gains of 20% or higher are normal, when long-run returns have averaged half of that amount. While it is possible that the U.S. stock market could record yet another period of strong performance in 1999, we believe that investors with adequate exposure to several asset classes, such as fixed income, small cap, and international equities, will be the most successful over the long term.

   Sincerely,

   /s/Daniel Pierce

   Daniel Pierce
   President,
   Scudder Growth and Income Fund


^1 SmartMoney screened a universe of 500 domestic equity funds for above-average, load-adjusted five-year performance (making an exception for small-cap funds not yet five years old, since they often perform better in their early years) as well as below-average expenses, turnover and risk. The resulting funds were assigned 0 to 10 points in six categories -- performance, susceptibility to market timers, expenses, tax efficiency, experience, and stock-picking ability. SmartMoney also eliminated a few finalists, for reasons such as rapid asset growth.


                       3 - Scudder Growth and Income Fund

                   Performance Update as of December 31, 1998

Fund Index Comparisons
-----------------------------------------

                             Total Return
                         -------------------
   Period      Growth
   Ended          of                  Average
   12/31/98     $10,000   Cumulative   Annual

   --------------------------------------------
   Scudder Growth and Income Fund
   --------------------------------------------

   1 Year      $ 10,607       6.07%     6.07%
   5 Year      $ 22,728     127.28%    17.85%
   10 Year     $ 45,529     355.29%    16.37%
   --------------------------------------------
   S&P 500 Index
   --------------------------------------------
   1 Year      $ 12,858      28.58%    28.58%
   5 Year      $ 29,393     193.93%    24.05%
   10 Year     $ 57,974     479.74%    19.20%
   --------------------------------------------


Growth of a $10,000 Investment
--------------------------------


THE PRINTED DOCUMENT CONTAINS A LINE CHART HERE

CHART DATA:


Yearly periods ended December 31

Scudder Growth and Income Fund
Year                Amount
---------------------------
'88                 $10,000
'89                 $12,636
'90                 $12,341
'91                 $15,817
'92                 $17,330
'93                 $20,032
'94                 $20,552
'95                 $26,960
'96                 $32,939
'97                 $42,922
'98                 $45,529

S&P 500 Index
Year                Amount
---------------------------
'88                 $10,000
'89                 $13,167
'90                 $12,759
'91                 $16,646
'92                 $17,920
'93                 $19,724
'94                 $19,984
'95                 $27,493
'96                 $33,804
'97                 $45,087
'98                 $57,974

The Standard & Poor's (S&P) 500 Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-The-Counter market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.


THE PRINTED DOCUMENT CONTAINS A BAR CHART HERE
ILLUSTRATING THE FUND TOTAL RETURN (%) AND
INDEX TOTAL RETURN (%)

CHART DATA:

Yearly periods ended December 31




                                      1989     1990     1991    1992     1993     1994     1995    1996     1997     1998
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value                     $ 14.14  $ 12.77  $ 15.76  $ 16.20 $ 17.24  $ 16.26  $ 20.23  $ 23.23 $ 27.33  $ 26.31
-----------------------------------------------------------------------------------------------------------------------------
Income Dividends                    $  .69   $  .67   $  .55   $  .53  $  .45   $  .51   $  .56   $  .57  $  .58   $  .61
-----------------------------------------------------------------------------------------------------------------------------
Capital Gains Distributions         $ 1.77   $  .34   $   --   $  .50  $ 1.01   $  .91   $  .48   $  .87  $ 2.20   $ 2.09
-----------------------------------------------------------------------------------------------------------------------------
Fund Total Return (%)                26.36    -2.33    28.16     9.57   15.59     2.60    31.18    22.18   30.31     6.07
-----------------------------------------------------------------------------------------------------------------------------
Index Total Return (%)               31.63    -3.11    30.40     7.61   10.06     1.32    37.58    22.96   33.38    28.58
-----------------------------------------------------------------------------------------------------------------------------


All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.


                       4 - Scudder Growth and Income Fund

                    Portfolio Summary as of December 31, 1998

Asset Allocation
----------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the table below.

      Common Stocks                  97%
      Convertible Stocks              2%
      Convertible Bonds               1%
   --------------------------------------
                                     100%
   --------------------------------------


The Fund is fully invested in stocks with relatively high dividend yields and below-average valuations.



Sector Diversification
(Excludes 0.4% Cash Equivalents)
---------------------------------
A graph in the form of a pie chart appears here, illustrating the exact data points in the table below.

      Financial                      19%
      Manufacturing                  18%
      Communications                 13%
      Energy                         10%
      Durables                        9%
      Consumer Staples                8%
      Health                          7%
      Utilities                       6%
      Construction                    4%
      Other                           6%
   --------------------------------------
                                    100%
   --------------------------------------


The Fund's relative dividend yield strategy precluded it from significant weightings in growth-oriented sectors such as technology, which was among the best performing.


Ten Largest Equity Holdings
(25% of Portfolio)
---------------------------

    1. Xerox Corp.
       Leading manufacturer of copiers
       and duplicators
    2. Corning Inc.
       Specialty glass manufacturer
    3. Bell Atlantic Corp.
       Telecommunications services
    4. American Home Products Corp.
       Major diversified pharmaceutical
       company
    5. H.J. Heinz Co.
       Major manufacturer of processed
       foods
    6. Bristol-Myers Squibb Co.
       Diversified pharmaceutical and
       consumer products company
    7. GTE Corp.
       Nationwide telecommunications
       company
    8. Sprint Corp.
       Diversified local and long
       distance telecommunications
       services
    9. First Union Corp.
       Commercial banking
   10. BellSouth Corp.
       Telecommunications services,
       systems, and products


Management selects securities for the portfolio by choosing individual companies with attractive fundamentals that offer above-average dividend yields.







For more complete details about the Fund's investment portfolio, see page 13. A quarterly Fund Summary and Portfolio Holdings are available upon request.


                       5 - Scudder Growth and Income Fund

                         Portfolio Management Discussion

We asked Rob Hoffman, lead portfolio manager of Scudder Growth and Income Fund, to review the market environment and fund performance for the 12-month period ended December 31, 1998. His comments follow.

Q: For 1998, the U.S. stock market posted another 20%+ return. How do you explain another year of strong performance for U.S. stocks?

When you consider that profit growth actually decelerated over the course of 1998, the market's rise is hard to justify. However, a closer look reveals that most of the market's performance, as measured by the unmanaged S&P 500 Index, was driven by a handful of very large growth stocks. These stocks, due to their substantial market capitalization, were a heavy influence on the return of the index. Because the S&P 500 is a market-cap-weighted index, the largest stocks have had the greatest impact on its performance. When you examine the S&P's return on an equal-weighted basis, we see that the average stock returned about half that of the market-cap-weighted return. (The equal-weighted return was 13.8%, versus 28.58% for the market-cap-weighted return.) In fact, 70% of the stocks in the S&P 500 underperformed the market-cap-weighted return and 40% of the stocks actually had negative returns for 1998.

Q: With market leadership confined to a handful of large-cap growth stocks, how did the Fund's ongoing emphasis on relatively high yielding stocks fare?

The Fund's discipline of investing in stocks with above-average dividend yields was out of favor for most of the year. Our relative dividend yield strategy typically puts us in "value stock" territory -- a sector that underperformed growth stocks by a substantial margin in 1998. The spread between the performance of "growth" and "value" stocks is clearly evident in the returns of the large-cap Russell 1000 indices. For the year, the Russell 1000 Growth Index returned 38.71%, while the Russell 1000 Value Index returned less than half -- 15.63% for the same period. Over the 15 years that we have been managing the Fund with our relative dividend yield strategy, we have never seen such a wide disparity between growth and value investing styles.

Q:  How did the Fund perform in this environment?

While the Fund historically has outperformed during market declines -- as it did during the brief 15% market correction in August -- stocks continued to rally for most of the year. With the market led by a few big growth stocks, funds that are managed with a relative dividend yield strategy, such as Scudder Growth and Income Fund, faced a substantial headwind. For the 12-month period ended December 31, 1998, the Fund returned 6.07% versus a 28.58% return for the S&P 500.

Q: Many stocks that fell into the Fund's investment universe of high dividend yield stocks were trading at valuation levels usually associated with a recession. Yet, the U.S. economy remained healthy, and inflation and interest rates reached record lows. Why wasn't there more interest in these attractively valued stocks?

Concerns regarding a slowdown in global economic growth and U.S. profit growth resulted in willingness on the part of investors to pay a high premium for the


                       6 - Scudder Growth and Income Fund
largest and most liquid companies with the strongest earnings growth. In this environment, many investors adopted a strategy of "growth at any price," resulting in unusually high price-to-earnings (P/E) ratios for a limited number of stocks, especially growth stocks with the largest market-caps. This phenomenon was evident in the 20 largest stocks in the S&P 500, which traded at a P/E of 41x based on 1998 estimated earnings. In contrast, the bottom 480 stocks in the index traded at a P/E of 27.3x. We believe that, as corporate profit growth has slowed over the last six calendar quarters and as many companies are facing increasing competition and an inability to raise prices, some investors think large growth companies are best positioned to weather a profit slowdown. While this has been the case over the last year (and may continue in the near-term), we believe that investors will eventually return to investing in companies with solid fundamentals and attractive valuations.

Q: Market sentiment turned negative in the third quarter. How did events in Russia and at Long Term Capital Management affect the domestic equity markets?

The third quarter brought the announcement of the Russian currency devaluation and debt moratorium, and the bailout of Long Term Capital Management's hedge fund. These events sent shock waves through the domestic and world markets, as investors feared the events would spread to other markets. The result was an evaporation of liquidity and confidence, which sent investors fleeing to the safest and most liquid investments, namely U.S. Treasury securities and blue chip growth stocks.

THE PRINTED DOCUMENT CONTAINS A TABLE HERE:

===============================================================
Attractive Valuations
===============================================================

                                     Fund's
                                     Portfolio      S&P 500^1
                                     ---------      ---------

Dividend Yield                          2.7%          1.31%


Price-to-Earnings per share^2           17x           24x

The Fund's above-average dividend
yield and below-average P/E indicate
attractive value relative to the market.
===============================================================

^1 The S&P 500 index yield does not reflect the effect of fund expenses and the transaction costs which would otherwise lower its yield.


^2  P/E based on 1999 projected earnings as of 12/31/98.



Again, value stocks -- or stocks with high dividend yields -- were not at the top of investors' lists. In an effort to head off further slowing of the U.S. economy, the Federal Reserve cut short-term interest rates three times in the August-October period. The rate cuts restored liquidity and confidence to the stock and bond markets, and the S&P 500 went on to record its best quarterly return since the beginning of the decade. In addition, reports of better than expected earnings helped growth stocks finish the year with unusually strong performance.

Q:  What did this mean to investors?

We think it became increasingly apparent during this period that liquidity and investor confidence are driving the market rather than good fundamentals at individual companies. At some point we expect investors to return to investing in companies with attractive fundamentals, which should work to the Fund's advantage. However, the timing of that reversal is hard to predict, even given


                       7 - Scudder Growth and Income Fund
the current record low valuations for many companies in the Fund's investment universe.

Q:  How did you manage the Fund in this environment?

Our investment strategy continued to focus on stocks with a high dividend yield and our analysis of individual company fundamentals. Typically stocks with dividends that are 120% or more of the S&P 500 yield are "buy" candidates for the Fund. "Sell" candidates are stocks with yields that have fallen to about 75% of the index. In looking at performance for the year, we can see that stocks with essentially little or no yield were among the best performers -- stocks that were not in our "buy" or "hold" range.

Q:  What worked well for the portfolio during the year?

In general, the Fund's top ten holdings at the beginning of the year dramatically outperformed our investment universe of relatively high yielding stocks as well as modestly outperforming the market overall. In fact Ford, one of our ten largest holdings was the best performing stock of those with yields greater than 120% of the S&P, returning over 87% for the year. Other top ten success stories included Xerox up 62%, Unilever up 35%, and



THE PRINTED DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART TITLE:

The Best Performing Stocks Were Outside of Our Investment Universe

BAR CHART DATA:


 Total Return (%)
--------------------------------------------------------------------------------
           "Buy"                "Hold"               "Sell"
  --------------------------                 -------------------------

    10.6%          10.4%         8.2%          14.1%         26.0%

-----------------------------------------------------------------------

    >150%        120-150%       80-120%       >0-80%          0%

                 Stock yield as a percent of S&P 500

                                            (The "Sell" area is shaded.)

BAR CHART FOOTNOTE:

Our relative dividend yield discipline placed stocks with little or no yield (growth stocks) in the "sell" range -- the best performing sector in 1998. Over the long term, the Fund's emphasis on stocks with above-average yields has resulted in outperformance, especially during market declines.


                       8 - Scudder Growth and Income Fund

Chase Manhattan Corp. up 32%. We also started out the year with Philips Morris and TRW in the top ten. Both of these stocks were sold at prices higher than their year-end close due to deteriorating fundamental business prospects.

Q: Technology was a top-performing sector in 1998, but the Fund's yield discipline usually precludes investing in tech stocks. Were you able to participate in the tech rally in other ways?

The Internet is a powerful tool, which will change the face of commerce forever. However, we have preferred to participate in the companies that "collect the tolls" and produce the "asphalt" for the information superhighway. Our decision to overweight the "toll taker" telecommunication companies helped the portfolio dramatically, as the sector rose an aggregate 43%. Standout performers were BellSouth up 81%, Sprint up 62%, Alltel up 50%, and Frontier up 46%. A combination of low relative valuations at the beginning of the year, and the increasing recognition that the local telephone companies' revenues and earnings growths were being enhanced by the growth in value-added services helped these stocks outperform.

In the "asphalt" category, we have focused on the increasing demand for bandwidth, or "the number of lanes on the highway" through which electronic information passes. As the Internet has grown, an increasing amount of information must pass over conventional copper phone lines. These lines do not offer enough capacity or speed to keep up with faster computers. The wider bandwidth of fiber optic cable provides a solution. We think this will benefit Corning, a producer of both fiber optic cable and photonics. We built our position in Corning over the course of the year at prices substantially below its year-end closing price. We believe Corning's 23% return in 1998, and 53% return in the fourth quarter is just the beginning of a period of dramatic outperformance.

Q:  What other areas contributed to performance over the year?

The fourth quarter of 1997 saw the relative yields of electric utilities rise to all time highs, even higher than the bleakest period of nuclear cost overruns ten years earlier. New purchases and increased weights in the portfolio during that time and early in 1998 resulted in positive contributions from Unicom, Duke Energy, and Southern Company, which were up 31%, 20%, and 17.7%, respectively.

Finally, our underweight position in the consumer staple sector, as well as specific stock selection, also added value as our discipline enabled us to avoid weakness in Coke, Procter & Gamble, and Gillette. Instead, this area was led by such Fund holdings as Avon up 47%, Philip Morris up 23%, and Unilever.

Q: The Fund's overweight position in industrial cyclicals was perhaps one of the most significant detractors from performance. What happened in this sector?

Over the year we gradually increased our holdings in industrial cyclicals, largely chemical, paper/forest product, and metals stocks. This overweight position had been in place since 1997, which was driven by recession level valuations (including all time high relative yields), as well as extremely favorable supply characteristics -- supply growth was contracting dramatically. With perfect hindsight, we underestimated not only the impact of contracting


                       9 - Scudder Growth and Income Fund

Asian economies on the supply/demand balance, and consequently the pricing of the underlying commodities (e.g. ethylene, copper, pulp), but more importantly, the negative investor perception that continued to depress these stocks.

A holding that had commodity exposure and also was in the process of restructuring its business activities was among the hardest hit. Imperial Chemical, a top ten holding at the beginning of the year and a position we added to during the period, declined 46% on falling commodity prices and a capital market that froze its ability to sell many of its non-core assets. Witco and Lyondell, both relatively small positions in the portfolio, were affected similarly. Paper stocks fared better than chemicals and metals, largely because of their year end rally. In this area, our portfolio holdings actually outperformed the fourth quarter S&P 500 return of 21%. The rally in paper stocks was driven by a positive sentiment shift that occurred at the depths of the September market. The global oversupply of pulp had become so severe that U.S. companies began to respond with meaningful reductions in capacity in an attempt to stabilize pricing.

Q: Real estate investment trusts (REITs) and bank stocks typically perform well in a declining interest rate environment. How did the Fund's holdings in these areas perform?

Perhaps the most frustrating move over the year was our decision to own a 5% position in REITs. This strategy was driven by our desire to control the downside volatility of the portfolio at a time when the valuation of the broad market had reached what we viewed as an unsustainable level. The REITs we selected appeared to have the necessary downside risk control characteristics: low valuations, high absolute yields, and the likelihood that they would be able to successfully manage their income through a potential real estate downturn. In aggregate, our REITs grew their funds from operations anywhere from 13% to 18% for the year, yet all REITs declined 10% and 20%.

For banks, we believed that recent interest rate cuts, unlike the cuts in the early 1990s, would not increase profitability since the relatively flat yield curve would not enable banks to borrow from the Fed, buy three-year Treasuries and earn a positive spread as they did during the last banking crisis. Consequently, we began reducing our bank exposure in mid-summer. In early fall, on the heels of the Russia default and the virtual failure of Long Term Capital Management, the Federal Reserve moved aggressively to cut short-term interest rates. As it turned out, we underestimated the power of perception over fundamentals. The market's powerful rebound from the early October lows (and the corresponding rally in bank shares) was not driven by the drop in the Fed Funds rate, but rather the perception that the Fed would continue to cut rates to avoid a loss of confidence in the economy. In the fourth quarter, bank stocks rallied strongly and we had already reduced our position there.

Q: Given the challenging year, why should investors stay invested in the Fund?

For 15 years we have been running this Fund with the relative dividend yield strategy, a benefit of which is providing some protection if the market declines. In 1998 we saw that this approach still works, as the Fund outperformed when the market corrected in August. The Fund has continued to


                      10 - Scudder Growth and Income Fund
provide this benefit to shareholders over the long term, while also providing top quartile returns in 1994, 1996, and 1997. In our opinion, the strategy is not broken, but faced a strong headwind in 1998.

When, you may ask, will value stocks return to favor? The timing of this change is difficult to predict, but value stocks have come back into favor after every period of strong performance by growth stocks. With the recent strong performance of growth stocks and the very attractive valuations of stocks we hold in the portfolio, we do not think it is a good time to abandon the Fund's relative dividend yield approach.

In addition, corporate profit growth is decelerating and current market valuations are, in our view, clearly stretched to the limit. Given this environment, the market could correct. If that occurs, we believe the Fund's relative yield strategy should provide a significant level of downside protection.

While we are not satisfied with the Fund's performance last year, we intend to continue with our focus on those stocks which we believe already reflect a difficult operating environment since they are less likely to disappoint further. We think our relative yield approach, supported by the fundamental research of our analysts, will ultimately benefit the Fund in a variety of market environments by providing downside protection and the potential for price appreciation over the long term.



                               Scudder Growth and
                                  Income Fund:
                          A Team Approach to Investing

 Scudder Growth and Income Fund is managed by a team of Scudder Kemper Investments, Inc. (the "Adviser") professionals, each of whom plays an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders, and other investment specialists who work in our offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging our extensive resources.

 Lead Portfolio Manager Robert T. Hoffman has had responsibility for setting the Fund's stock investing strategy and overseeing the Fund's day-to-day operations since 1991. Rob joined the Adviser in 1990 and has 14 years of investment industry experience. Kathleen T. Millard, Portfolio Manager, has focused on strategy and stock selection since she joined the firm and the team in 1991. Benjamin W. Thorndike, Portfolio Manager, is the Fund's chief analyst and strategist for convertible securities. Ben joined the Adviser in 1983 as a portfolio manager and the Fund in 1986. Lori Ensinger, Portfolio Manager, joined the Fund in 1996 and focuses on stock selection and investment strategy. Lori has worked in the investment industry since 1983 and at the Adviser since 1993.


                      11 - Scudder Growth and Income Fund

                      Glossary of Investment Terms

DIVIDEND YIELD             With stocks, a company's payment of earnings to
                           shareholders divided by its share price. For example, a stock that sells for $10 and pays annual dividends totaling $1 has a yield of 10%; if the stock price goes up to $20, the yield would fall to 5%.

FUNDAMENTAL RESEARCH       Analysis of a company's financial statements to
                           project future stock price changes. Considers past records of sales and earnings as well as the future impact of products, consumer markets, and management in weighting a company's prospects. Distinct from technical analysis, which evaluates the attractiveness of a stock based on historical price and trading volume movements.

LIQUIDITY                  A characteristic of an investment or an asset
                           referring to the ease of convertibility into cash within a reasonably short period of time.

MARKET CAPITALIZATION      The value of a company's outstanding shares of
                           common stock, determined by multiplying the number of shares outstanding by the share price
                           (shares x price = market capitalization). The universe of publicly traded companies is frequently divided into large-, mid-, and small-capitalizations.

OVER/UNDER WEIGHTING       Refers to the allocation of assets -- usually by
                           sector, industry, or country -- within an investment portfolio relative to a benchmark index or investment universe.

PRICE/EARNINGS RATIO (P/E) A widely used gauge of a stock's valuation that (also "earnings multiple") indicates what investors are paying for a company's earning power at the current stock price. Often based on a company's projected earnings for the coming 12 months. A higher "earnings multiple" indicates higher expected earnings growth and greater risk; a lower multiple is usually associated with mature or out-of-favor companies, and lower stock price volatility.

VALUE STOCK                A company whose stock price does not fully reflect
                           its intrinsic value. A stock's relative value is often measured by price/earnings ratio, price/book value ratio, dividend yield, or some other valuation measure, relative to its industry or the market overall. Value stocks tend to display lower price volatility and carry higher dividend yields.


(Sources: Scudder Kemper Investments, Inc.; Barron's Dictionary of Finance and Investment Terms)


                      12 - Scudder Growth and Income Fund

                  Investment Portfolio as of December 31, 1998

                                                                                                Principal            Market
                                                                                               Amount ($)           Value ($)
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements 0.1%
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with Donaldson, Lufkin & Jenrette dated 12/31/1998 at 5%, to be
  repurchased at $6,110,393 on 1/4/1999, collateralized by a $6,061,000 U.S. Treasury                            -------------
  Bond, 3.625%, 1/15/2008 (Cost $6,107,000) ..............................................     6,107,000             6,107,000
                                                                                                                 -------------
Short Term Investments 0.3%
------------------------------------------------------------------------------------------------------------------------------
Bell Atlantic Network Funding Corp., 5.18%**, 1/21/1999 (Cost $19,943,000) ...............    20,000,000            19,943,000
                                                                                                                 -------------
Convertible Bonds 0.4%
------------------------------------------------------------------------------------------------------------------------------
Financial 0.1%
Real Estate
Security Capital Corp., Debenture, 6.5%, 3/29/2016 (b) (c) ...............................    16,750,000             9,388,375
                                                                                                                 -------------
Durables 0.1%
Automobiles
Magna International, Inc., 5%, 10/15/2002 ................................................     6,700,000             7,638,000
                                                                                                                 -------------
Media 0.2%
Advertising
Omnicom Group Inc., 2.25%, 1/6/2013 ......................................................    12,500,000            16,812,500
------------------------------------------------------------------------------------------------------------------------------
Total Convertible Bonds (Cost $36,769,432)                                                                          33,838,875
------------------------------------------------------------------------------------------------------------------------------

                                                                                                 Shares
------------------------------------------------------------------------------------------------------------------------------
Convertible Preferred Stocks 1.9%
------------------------------------------------------------------------------------------------------------------------------
Consumer Staples 1.1%
Food & Beverage 0.8%
Suiza Foods Corp., 2.7% ..................................................................     1,316,100            56,921,325
                                                                                                                 -------------
Miscellaneous 0.3%
Ralston Purina Co., 7% ...................................................................       470,000            24,557,500
                                                                                                                 -------------
Health 0.6%
Biotechnology
Monsanto Co., 6.5% .......................................................................     1,005,800            49,284,200
                                                                                                                 -------------
Financial 0.1%
Consumer Finance 0.0%
Advanta Corp., 6.75% .....................................................................         4,000                56,000
                                                                                                                 -------------
Real Estate 0.1%
ProLogis Trust "B", 7.0% .................................................................       308,300             8,131,413
                                                                                                                 -------------

    The accompanying notes are an integral part of the financial statements.


                      13 - Scudder Growth and Income Fund

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals 0.1%
Precious Metals
Freeport McMoRan Copper & Gold, Inc., 7% .................................................       500,000             7,437,500
------------------------------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Cost $156,407,031)                                                             146,387,938
------------------------------------------------------------------------------------------------------------------------------
Common Stocks 97.3%
------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary 1.8%
Department & Chain Stores
May Department Stores ....................................................................     1,212,400            73,198,650
Sears, Roebuck & Co. .....................................................................     1,540,600            65,475,500
                                                                                                                 -------------
                                                                                                                   138,674,150
                                                                                                                 -------------
Consumer Staples 6.8%
Alcohol & Tobacco 1.9%
Philip Morris Companies, Inc. ............................................................     2,694,300           144,145,050
                                                                                                                 -------------
Consumer Specialties 0.0%
Pennzoil-Quaker State Co. ................................................................        58,000               859,125
                                                                                                                 -------------
Food & Beverage 3.3%
H.J. Heinz Co. ...........................................................................     3,095,050           175,257,206
Unilever NV (New York shares) ............................................................       903,400            74,925,738
                                                                                                                 -------------
                                                                                                                   250,182,944
                                                                                                                 -------------
Package Goods/Cosmetics 1.6%
Avon Products Inc. .......................................................................     2,660,100           117,709,425
                                                                                                                 -------------
Health 6.5%
Pharmaceuticals
American Home Products Corp. .............................................................     3,640,300           204,994,394
Bristol-Myers Squibb Co. .................................................................     1,281,000           171,413,813
SmithKline Beecham PLC (ADR) .............................................................     1,180,400            82,037,800
Zeneca Group PLC .........................................................................       862,621            37,613,600
                                                                                                                 -------------
                                                                                                                   496,059,607
                                                                                                                 -------------
Communications 12.5%
Telephone/Communications
Alltel Corp. .............................................................................     1,825,400           109,181,738
Bell Atlantic Corp. ......................................................................     3,651,896           207,473,342
BellSouth Corp. ..........................................................................     3,082,800           153,754,650
Frontier Corp. ...........................................................................     2,745,500            93,347,000
GTE Corp. ................................................................................     2,504,700           168,910,706

    The accompanying notes are an integral part of the financial statements.


                      14 - Scudder Growth and Income Fund

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Sprint Corp.* ............................................................................     1,990,700           167,467,638
Telesp Participacoes S.A. (pfd.)* ........................................................ 2,363,550,000            53,794,848
                                                                                                                 -------------
                                                                                                                   953,929,922
                                                                                                                 -------------
Financial 18.8%
Banks 9.5%
BANC ONE CORP ............................................................................     1,598,762            81,636,785
BankAmerica Corp. ........................................................................     2,549,446           153,285,441
Bankers Trust New York Corp. .............................................................       557,600            47,639,950
Chase Manhattan Corp. ....................................................................     1,509,800           102,760,763
First Union Corp. ........................................................................     2,529,952           153,852,706
Fleet Financial Group Inc. ...............................................................     1,493,800            66,754,188
KeyCorp ..................................................................................     2,210,600            70,739,200
US Bancorp ...............................................................................     1,401,900            49,767,450
                                                                                                                 -------------
                                                                                                                   726,436,483
                                                                                                                 -------------
Insurance 2.9%
EXEL Ltd. "A" ............................................................................     1,633,910           122,543,250
Lincoln National Corp. ...................................................................       577,100            47,213,994
Safeco Corp. .............................................................................     1,163,700            49,966,369
                                                                                                                 -------------
                                                                                                                   219,723,613
                                                                                                                 -------------
Other Financial Companies 1.6%
Federal National Mortgage Association ....................................................     1,611,700           119,265,800
                                                                                                                 -------------
Real Estate 4.8%
Acadia Realty Trust (REIT)* ..............................................................        31,400               164,850
Arden Realty Group, Inc. .................................................................     1,351,100            31,328,631
Avalon Bay Communities, Inc. (REIT) ......................................................       358,872            12,291,366
Boston Properties, Inc. (REIT) ...........................................................     1,073,200            32,732,600
Camden Property Trust (REIT) .............................................................       338,500             8,801,000
Equity Office Properties Trust (REIT) ....................................................     1,818,300            43,639,200
General Growth Properties, Inc. (REIT) (d) ...............................................     1,939,800            73,469,925
Health Care Property Investment Inc. (REIT) ..............................................       359,300            11,048,475
Nationwide Health Properties Inc. (REIT) .................................................       804,800            17,353,500
Prentiss Properties Trust ................................................................     1,365,100            30,458,794
ProLogis Trust (REIT) ....................................................................     2,935,645            60,914,634
Security Capital Group, Inc. (b) (c)* ....................................................        15,969            10,328,613
Security Capital US Realty (REIT)* .......................................................     2,889,152            27,446,944
Spieker Properties, Inc. .................................................................       150,000             5,193,750
                                                                                                                 -------------
                                                                                                                   365,172,282
                                                                                                                 -------------

    The accompanying notes are an integral part of the financial statements.


                      15 - Scudder Growth and Income Fund

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Service Industries 0.2%
Environmental Services
Browning Ferris Industries ...............................................................       654,600            18,615,188
                                                                                                                 -------------
Durables 8.8%
Aerospace 3.5%
Lockheed Martin Corp. ....................................................................     1,288,728           109,219,698
Northrop Grumman Corp. ...................................................................       809,400            59,187,375
Rockwell International Corp. .............................................................     2,007,300            97,479,506
                                                                                                                 -------------
                                                                                                                   265,886,579
                                                                                                                 -------------
Automobiles 3.6%
Dana Corp. ...............................................................................     2,175,342            88,917,104
Ford Motor Co. ...........................................................................     2,337,100           137,158,556
Meritor Automotive, Inc. .................................................................     2,112,800            44,764,950
                                                                                                                 -------------
                                                                                                                   270,840,610
                                                                                                                 -------------
Construction/Agricultural Equipment 1.1%
Caterpillar Inc. .........................................................................       746,900            34,357,400
PACCAR, Inc. .............................................................................     1,146,100            47,133,363
                                                                                                                 -------------
                                                                                                                    81,490,763
                                                                                                                 -------------
Tires 0.6%
Goodyear Tire & Rubber Co. ...............................................................       948,700            47,850,056
                                                                                                                 -------------
Manufacturing 17.4%
Chemicals 5.9%
Akzo-Nobel N.V. ..........................................................................     1,862,940            84,796,300
Dow Chemical Co. .........................................................................       765,000            69,567,188
E.I. du Pont de Nemours & Co. ............................................................     1,065,800            56,554,013
Eastman Chemical Co. .....................................................................     1,133,600            50,728,600
Imperial Chemical Industries PLC .........................................................    15,020,575           130,266,593
Lyondell Petrochemical Co. ...............................................................     2,928,500            52,713,000
                                                                                                                 -------------
                                                                                                                   444,625,694
                                                                                                                 -------------
Containers & Paper 1.6%
Boise Cascade Corp. ......................................................................     1,323,240            41,020,440
Temple-Inland, Inc. ......................................................................     1,290,700            76,554,644
                                                                                                                 -------------
                                                                                                                   117,575,084
                                                                                                                 -------------

    The accompanying notes are an integral part of the financial statements.


                      16 - Scudder Growth and Income Fund

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Diversified Manufacturing 1.2%
Canadian Pacific Ltd. (Ord.) .............................................................     2,545,700            47,696,560
Olin Corp. ...............................................................................     1,336,100            37,828,331
St. Joe Paper Co. ........................................................................       279,300             6,546,094
                                                                                                                 -------------
                                                                                                                    92,070,985
                                                                                                                 -------------
Electrical Products 1.4%
Emerson Electric Co. .....................................................................       900,600            54,486,300
Thomas & Betts Corp. .....................................................................     1,258,100            54,491,456
                                                                                                                 -------------
                                                                                                                   108,977,756
                                                                                                                 -------------
Industrial Specialty 2.9%
Corning Inc. .............................................................................     4,727,350           212,730,737
Wyman-Gordon Co. .........................................................................       606,300             6,214,575
                                                                                                                 -------------
                                                                                                                   218,945,312
                                                                                                                 -------------
Machinery/Components/Controls 0.7%
Parker-Hannifin Group ....................................................................     1,727,900            56,588,725
                                                                                                                 -------------
Office Equipment/Supplies 3.4%
Xerox Corp. ..............................................................................     2,175,650           256,726,700
                                                                                                                 -------------
Specialty Chemicals 0.3%
Witco Corp. ..............................................................................     1,537,500            24,503,906
                                                                                                                 -------------
Energy 10.0%
Oil & Gas Production 0.8%
Conoco Inc. "A"* .........................................................................     2,755,100            57,512,713
PennzEnergy Co. ..........................................................................        58,000               946,125
                                                                                                                 -------------
                                                                                                                    58,458,838
                                                                                                                 -------------
Oil Companies 7.7%
British Petroleum PLC ....................................................................     5,703,062            84,978,349
Chevron Corp. ............................................................................       471,800            39,129,913
Mobil Corp. ..............................................................................       916,300            79,832,638
Royal Dutch Petroleum Co. (New York shares) ..............................................       815,600            39,046,850
Societe Nationale Elf Aquitaine ..........................................................       816,000            94,282,955
Texaco Inc. ..............................................................................     1,951,100           103,164,413
Total S.A. "B" ...........................................................................       510,323            51,662,103
Total S.A. (ADR) .........................................................................       396,253            19,713,587
YPF S.A. "D" (ADR) .......................................................................     2,753,400            76,923,113
                                                                                                                 -------------
                                                                                                                   588,733,921
                                                                                                                 -------------

    The accompanying notes are an integral part of the financial statements.


                      17 - Scudder Growth and Income Fund

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Oil/Gas Transmission 1.5%
Williams Cos., Inc. ......................................................................     3,579,000           111,620,063
                                                                                                                 -------------
Metals & Minerals 1.5%
Precious Metals 0.1%
Freeport McMoRan Copper & Gold, Inc. "A" .................................................       542,590             5,256,341
                                                                                                                 -------------
Steel & Metals 1.4%
Allegheny Teledyne Inc. ..................................................................     3,860,915            78,907,450
Phelps Dodge Corp. .......................................................................       211,000            10,734,625
Reynolds Metals Co. ......................................................................       377,400            19,884,263
                                                                                                                 -------------
                                                                                                                   109,526,338
                                                                                                                 -------------
Construction 3.7%
Building Products 1.5%
Georgia Pacific Group ....................................................................     1,913,300           112,047,631
                                                                                                                 -------------
Forest Products 2.2%
Georgia Pacific Timber Group .............................................................     1,289,200            30,699,075
Westvaco Corp. ...........................................................................     1,029,800            27,611,513
Weyerhaeuser Co. .........................................................................     2,217,800           112,691,963
                                                                                                                 -------------
                                                                                                                   171,002,551
                                                                                                                 -------------
Transportation 2.8%
Railroads
CSX Corp. ................................................................................     3,286,900           136,406,350
Norfolk Southern Corp. ...................................................................     2,303,000            72,976,313
                                                                                                                 -------------
                                                                                                                   209,382,663
                                                                                                                 -------------
Utilities 6.5%
Electric Utilities
CINergy Corp. ............................................................................     2,494,100            85,734,688
Duke Energy Corp. ........................................................................     1,729,736           110,811,213
PacifiCorp ...............................................................................     3,872,300            81,560,319
Southern Company .........................................................................     2,573,500            74,792,344
Unicom Corp. .............................................................................     2,642,300           101,893,694
Wisconsin Energy Corp. ...................................................................     1,306,700            41,079,381
                                                                                                                 -------------
                                                                                                                   495,871,639
------------------------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $5,746,192,243)                                                                        7,398,755,744
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $5,965,418,706) (a)                                                   7,605,032,557
------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                      18 - Scudder Growth and Income Fund

--------------------------------------------------------------------------------

(a) The cost for federal income tax purposes was $5,963,248,302. At December 31, 1998, net unrealized appreciation for all securities based on tax cost was $1,641,784,255. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,954,238,232 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $312,453,977.

(b) Securities, in part or whole, valued in good faith by the Valuation Committee of the Board of Trustees at fair value amounted to $11,285,325 (.15% of net assets). Their values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The cost of these securities at December 31, 1998 aggregated $20,100,000. These securities may also have certain restrictions as to resale.

(c) Restricted Securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The aggregate fair value of restricted securities at December 31, 1998, amounted to $11,285,325, which represents .15% of net assets. Information concerning such restricted securities at December 31, 1998 is as follows:

      Security                                   Acquisition Date      Cost ($)
      --------                                   ----------------      --------
      Security Capital Corp., Debenture,
      6.5%, 3/29/2016                               4/18/1996         16,750,000

      Security Capital Corp.                        4/18/1996          3,350,000

(d)   Affiliated Issuer (See Notes to Financial Statements)

  *   Non income producing.

 **   Annualized yield at time of purchase; not a coupon rate.

    The accompanying notes are an integral part of the financial statements.


                      19 - Scudder Growth and Income Fund

                              Financial Statements

                       Statement of Assets and Liabilities

                             as of December 31, 1998

Assets
----------------------------------------------------------------------------------------------------------------------------
                 Investments, at market:
                    Unaffiliated issuers (identified cost $5,916,776,794) .............    $7,531,562,632
                    Affiliated issuers (identified cost $48,641,912) ..................        73,469,925
                                                                                           ----------------
                 Total investments, at market (identified cost $5,965,418,706) ........     7,605,032,557
                 Cash .................................................................               488
                 Receivable for investments sold ......................................        13,658,839
                 Dividends and interest receivable ....................................        17,106,418
                 Receivable for Fund shares sold ......................................        14,875,733
                 Receivable for foreign tax recoverable ...............................         1,738,638
                 Other assets .........................................................            36,395
                                                                                           ----------------
                 Total assets .........................................................     7,652,449,068
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                 Payable for Fund shares redeemed .....................................        64,754,310
                 Accrued management fee ...............................................         2,793,015
                 Other payables and accrued expenses ..................................         2,650,381
                                                                                           ----------------
                 Total liabilities ....................................................        70,197,706
                 ------------------------------------------------------------------------------------------
                 Net assets, at market value                                               $7,582,251,362
                 ------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                 Net assets consist of:
                 Undistributed net investment income ..................................         7,600,144
                 Net unrealized appreciation (depreciation) on:
                    Investments .......................................................     1,639,613,851
                    Foreign currency related transactions .............................           101,822
                 Accumulated net realized gain (loss) .................................        19,486,484
                 Paid-in capital ......................................................     5,915,449,061
                 ------------------------------------------------------------------------------------------
                 Net assets, at market value                                               $7,582,251,362
                 ------------------------------------------------------------------------------------------
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------
                 Net asset value, offering and redemption price per share
                   ($7,582,251,362 / 288,145,757 outstanding shares of beneficial          ----------------
                   interest, $.01 par value, unlimited number of shares authorized) ...            $26.31
                                                                                           ----------------

    The accompanying notes are an integral part of the financial statements.


                      20 - Scudder Growth and Income Fund

                             Statement of Operations

                          year ended December 31, 1998

Investment Income
----------------------------------------------------------------------------------------------------------------------------
                 Income:
                 Dividends -- Unaffiliated issuers (net of foreign taxes
                   withheld of $2,372,248) ............................................     $ 206,684,055
                 Dividends -- Affiliated issuers ......................................         2,735,118
                 Interest .............................................................        16,432,153
                                                                                            ----------------
                                                                                              225,851,326
                                                                                            ----------------
                 Expenses:
                 Management fee .......................................................        34,062,247
                 Services to shareholders .............................................        20,003,325
                 Custodian and accounting fees ........................................           833,171
                 Trustees' fees and expenses ..........................................            51,072
                 Reports to shareholders ..............................................         1,431,547
                 Registration fees ....................................................           393,962
                 Auditing .............................................................            57,620
                 Legal ................................................................            65,219
                 Other ................................................................           167,754
                                                                                            ----------------
                                                                                               57,065,917
                 -------------------------------------------------------------------------------------------
                 Net investment income                                                        168,785,409
                 -------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
----------------------------------------------------------------------------------------------------------------------------
                 Net realized gain (loss) from:
                 Investments ..........................................................       493,463,043
                 Futures ..............................................................        24,424,234
                 Foreign currency related transactions (Net of CPMF tax $126,858) .....          (601,255)
                                                                                            ----------------
                                                                                              517,286,022
                                                                                            ----------------
                 Net unrealized appreciation (depreciation) during the period on:
                 Investments ..........................................................      (286,234,888)
                 Foreign currency related transactions ................................           129,557
                                                                                            ----------------
                                                                                             (286,105,331)
                 -------------------------------------------------------------------------------------------
                 Net gain (loss) on investment transactions                                   231,180,691
                 -------------------------------------------------------------------------------------------

                 -------------------------------------------------------------------------------------------
                 Net increase (decrease) in net assets resulting from operations            $ 399,966,100
                 -------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                      21 - Scudder Growth and Income Fund

                       Statements of Changes in Net Assets

                                                                              Years Ended December 31,
Increase (Decrease) in Net Assets                                              1998              1997
----------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income (loss) .......................    $  168,785,409    $  129,959,345
                 Net realized gain (loss) from investment
                    transactions ....................................       517,286,022       491,947,652
                 Net unrealized appreciation (depreciation) on
                    investment transactions during the period .......      (286,105,331)      808,698,122
                                                                         ----------------  ----------------
                 Net increase (decrease) in net assets resulting from
                    operations ......................................       399,966,100     1,430,605,119
                                                                         ----------------  ----------------
                 Distributions to shareholders from:
                 Net investment income ..............................      (166,588,779)     (126,973,242)
                                                                         ----------------  ----------------
                 Net realized gains on investment transactions ......      (564,589,614)     (499,553,699)
                                                                         ----------------  ----------------
                 Fund share transactions:
                 Proceeds from shares sold ..........................     2,391,306,573     2,222,518,008
                 Net asset value of shares issued to shareholders in
                    reinvestment of distributions ...................       685,005,575       585,826,807
                 Cost of shares redeemed ............................    (1,996,432,615)     (965,320,076)
                                                                         ----------------  ----------------
                 Net increase in net assets from Fund share
                    transactions ....................................     1,079,879,533     1,843,024,739
                                                                         ----------------  ----------------
                 Increase (decrease) in net assets ..................       748,667,240     2,647,102,917
                 Net assets at beginning of period ..................     6,833,584,122     4,186,481,205
                 Net assets at end of period (including undistributed
                    net investment income of $7,600,144 and              ----------------  ----------------
                    $5,816,401, respectively) .......................    $7,582,251,362    $6,833,584,122
                                                                         ----------------  ----------------
Other Information
----------------------------------------------------------------------------------------------------------------------------
                 Increase (decrease) in Fund shares
                 Shares outstanding at beginning of period ..........       250,081,688       180,244,068
                                                                         ----------------  ----------------
                 Shares sold ........................................        84,380,304        84,125,982
                 Shares issued to shareholders in reinvestment of
                    distributions ...................................        25,378,540        22,057,223
                 Shares redeemed ....................................       (71,694,775)      (36,345,585)
                                                                         ----------------  ----------------
                 Net increase (decrease) in Fund shares .............        38,064,069        69,837,620
                                                                         ----------------  ----------------
                 Shares outstanding at end of period ................       288,145,757       250,081,688
                                                                         ----------------  ----------------

    The accompanying notes are an integral part of the financial statements.


                      22 - Scudder Growth and Income Fund

                              Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                 Years Ended December 31,
                                                                   1998(a)    1997(a)     1996(a)      1995        1994
----------------------------------------------------------------------------------------------------------------------------
                                                                  ----------------------------------------------------------
Net asset value, beginning of period .........................    $ 27.33     $ 23.23    $ 20.23     $ 16.26     $ 17.24
                                                                  ----------------------------------------------------------
Income from investment operations:
Net investment income ........................................        .62         .62        .60         .55         .49
Net realized and unrealized gain (loss) on investment
  transactions ...............................................       1.06        6.26       3.84        4.46        (.05)
                                                                  ----------------------------------------------------------
Total from investment operations .............................       1.68        6.88       4.44        5.01         .44
                                                                  ----------------------------------------------------------
Less distributions from:
Net investment income ........................................       (.61)       (.58)      (.57)       (.56)       (.51)
Net realized gains on investment transactions ................      (2.09)      (2.20)      (.87)       (.48)       (.91)
                                                                  ----------------------------------------------------------
Total distributions ..........................................      (2.70)      (2.78)     (1.44)      (1.04)      (1.42)
                                                                  ----------------------------------------------------------

                                                                  ----------------------------------------------------------
Net asset value, end of period ...............................    $ 26.31     $ 27.33    $ 23.23     $ 20.23     $ 16.26
----------------------------------------------------------------------------------------------------------------------------
Total Return (%) .............................................       6.07       30.31      22.18       31.18        2.60
Ratios and Supplemental Data
Net assets, end of period ($ millions) .......................      7,582       6,834      4,186       3,061       1,992
Ratio of operating expenses to average net assets (%) ........        .74         .76        .78         .80         .86
Ratio of net investment income to average net assets (%) .....       2.20        2.31       2.77        3.10        2.98
Portfolio turnover rate (%) ..................................       40.8        22.2       26.6        26.9        42.3

(a) Based on monthly average shares outstanding during the period.


                      23 - Scudder Growth and Income Fund

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder Growth and Income Fund (the "Fund") is a diversified series of Investment Trust (the "Trust") (formerly Scudder Investment Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq Stock Market, Inc. ("Nasdaq"), for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on Nasdaq but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

Portfolio debt securities other than money market securities with an original maturity over sixty days are valued by pricing agents approved by the officers of the Fund, whose quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the repurchase price.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of an item at a specified price on a specific date (settlement date). During the period, the Fund purchased securities index futures as a temporary substitute for purchasing selected investments.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may


                       24 - Scudder Growth and Income Fund
not correlate exactly with changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

     (i) market value of investment securities, other assets and liabilities at the daily rates of exchange, and

     (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the daily rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the ex and payment dates on dividends, interest, and foreign withholding taxes.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. The Fund accordingly paid no federal income taxes and no provision for federal income taxes was required.

Distribution of Income and Gains. Distributions of net investment income are made quarterly. During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences relate primarily to non-taxable distributions and certain securities sold at a loss. As a result, net investment income and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the specific identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other. Investment security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.


                       25 - Scudder Growth and Income Fund

                      B. Purchases and Sales of Securities

For the year ended December 31, 1998, purchases and sales of investment securities (excluding short-term investments) aggregated $3,748,211,994 and $3,033,703,695, respectively.

The aggregate face value of futures contracts opened and closed during the year ended December 31, 1998 was $860,671,948.

                               C. Related Parties

Under the Management Agreement (the "Agreement") with Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Adviser"), the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. The management fee payable under the Agreement is equal to an annual rate of approximately 0.60% on the first $500,000,000 of the Fund's average daily net assets, 0.55% on the next $500,000,000, 0.50% on the next $500,000,000, 0.475% on the next $500,000,000,
0.45% on the next $1,000,000,000, 0.425% on the next $1,500,000,000, 0.405% on the next $1,500,000,000, 0.3875% on the next $4,000,000,000 and 0.37% of such net assets in excess of $10,000,000,000, computed and accrued daily and payable monthly. For the year ended December 31, 1998, the fee pursuant to the Agreement amounted to $34,062,247, which was equivalent to an annual effective rate of 0.44% of the Fund's average daily net assets.

Effective September 7, 1998, Zurich Insurance Company ("Zurich"), majority owner of the Adviser, entered into an agreement with B.A.T Industries p.l.c. ("B.A.T") pursuant to which the financial services businesses of B.A.T were combined with Zurich's businesses to form a new global insurance and financial services company known as Zurich Financial Services. Upon consummation of the transaction, the Fund's Management Agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. In December 1998, the Board of Trustees and the shareholders of the Fund approved a new investment management agreement with Scudder Kemper, which is substantially identical to the former Management Agreement, except for the dates of execution and termination.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the year ended December 31, 1998, the amount charged to the Fund by SSC aggregated $7,512,891, of which $574,455 is unpaid at December 31, 1998.

The Fund is one of several Scudder Funds (the "Underlying Funds") in which the Scudder Pathway Series Portfolios (the "Portfolios") invest. In accordance with the Special Servicing Agreement entered into by the Adviser, the Portfolios, the Underlying Funds, SSC, SFAC, STC, and Scudder Investor Services, Inc., expenses from the operation of the Portfolios are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Portfolios. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. For the year ended December 31, 1998, the Special Servicing Agreement expense charged to the Fund amounted to $335,008.


                       26 - Scudder Growth and Income Fund

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. For the year ended December 31, 1998, the amount charged to the Fund by STC aggregated $7,455,505, of which $679,629 is unpaid at December 31, 1998.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended December 31, 1998, the amount charged to the Fund by SFAC aggregated $424,247, of which $35,517 is unpaid at December 31, 1998.

The Fund pays each of its Trustees not affiliated with the Adviser an annual retainer, plus specified amounts for attended board and committee meetings. For the year ended December 31, 1998, Trustees' fees and expenses aggregated $51,072.

               D. Transactions in Securities of Affiliated Issuers

An affiliated issuer is a company in which the Fund has ownership of at least 5% of the voting securities. A summary of the Fund's transactions with companies which are or were affiliates for the year ended December 31, 1998 are as follows:


                                       Purchases          Sales           Dividend           Market
            Affiliate                  Cost ($)          Cost ($)        Income ($)         Value ($)
-----------------------------------------------------------------------------------------------------------
General Growth Properties, Inc             --                --             2,735,118       73,469,925
                                   ========================================================================

                                E. Line of Credit

The Fund and several other Scudder Funds (the "Participants") share in a $850 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

                       27 - Scudder Growth and Income Fund

                        Report of Independent Accountants


To the Trustees of Investment Trust and the Shareholders of Scudder Growth and Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Scudder Growth and Income Fund (the "Fund") at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

Boston, Massachusetts                                PricewaterhouseCoopers LLP
February 11, 1999

                      28 - Scudder Growth and Income Fund

                                Tax Information

By now shareholders for whom year-end tax reporting is required by the IRS should have received their Form 1099-DIV and tax information letter from the Fund.

The Fund paid distributions of $2.085 per share from net long-term capital gains during its year ended December 31, 1998, of which 100% represents 20% rate gains. Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $540,000,000 as capital gain dividends for its year ended December 31, 1998, of which 100% represents 20% rate gains.

For corporate shareholders, 100% of the income dividends paid during the Fund's year ended December 31, 1998 qualified for the dividends received deduction.

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Scudder Fund account, please call a Scudder Investor Relations Representative at 1-800-225-5163.


                       29 - Scudder Growth and Income Fund

                           Shareholder Meeting Results

A Special Meeting of Shareholders (the "Meeting") of Scudder Growth and Income Fund (the "Fund") was held on December 15, 1998, at the office of Scudder Kemper Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below).

1. To approve a new Investment Management Agreement for the Fund with Scudder Kemper Investments, Inc.


                                Number of Votes:
                                ----------------

            For              Against           Abstain      Broker Non-Votes*,
            ---              -------           -------      ------------------

        144,480,781         3,964,192         6,087,377             0


2.  To approve the revision of the Fund's fundamental lending policy.


                                Number of Votes:
                                ----------------

            For              Against           Abstain      Broker Non-Votes*
            ---              -------           -------      -----------------

        129,585,470         6,182,900         8,213,463         10,550,517






--------------------------------------------------------------------------------
* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.


                      30 - Scudder Growth and Income Fund

                               This Page
                             intentionally
                              left blank.






                      31 - Scudder Growth and Income Fund

                         Officers and Trustees

Daniel Pierce*
President and Trustee

Henry P. Becton, Jr.
Trustee; President and General
Manager, WGBH Educational
Foundation

Dawn-Marie Driscoll
Trustee; President, Driscoll
Associates; Executive Fellow,
Center for Business Ethics,
Bentley College

Peter B. Freeman
Trustee, Corporate Director

George M. Lovejoy, Jr.
Trustee; President and Director,
Fifty Associates

Wesley W. Marple, Jr.
Trustee; Professor of Business
Administration, Northeastern
University

Kathryn L. Quirk*
Trustee, Vice President and
Assistant Secretary

Jean C. Tempel
Trustee; Managing Partner,
Technology Equity Partners

Bruce F. Beaty*
Vice President

Philip S. Fortuna*
Vice President

William F. Gadsden*
Vice President

Robert T. Hoffman*
Vice President

Thomas W. Joseph*
Vice President

Valerie F. Malter*
Vice President

Ann M. McCreary*
Vice President

Thomas F. McDonough*
Vice President and Secretary

John R. Hebble*
Treasurer

Caroline Pearson*
Assistant Secretary



                   *Scudder Kemper Investments, Inc.

                      32 - Scudder Growth and Income Fund

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
     Prime Reserve Shares*
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series--
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder Corporate Bond Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Dividend & Growth Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Equity
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Value Fund
    Scudder International Growth and Income Fund
    Scudder International Fund++
    Scudder International Growth Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund

Preferred Series
----------------
  Scudder Tax Managed Growth Fund
  Scudder Tax Managed Small
    Company Fund


Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ***Only the Scudder Shares of the Fund are part of the Scudder Family of Funds. ++Only the International Shares of the Fund are part of the Scudder Family of Funds. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.

                       33 - Scudder Growth and Income Fund

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which money is            Lets you purchase Scudder fund shares
          electronically debited from your bank account monthly to     electronically, avoiding potential mailing delays;
          regularly purchase fund shares and "dollar cost average"     money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from a previously designated bank
          fewer when it's higher, which can reduce your average        account.
          purchase price over time.*

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          * Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
            Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- www.scudder.com
          1-800-343-2890
                                                                       Personal Investment Organizer: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you previously designated.

          Distributions Direct

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                       34 - Scudder Growth and Income Fund


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 8,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          800 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:
          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago             San Francisco
                   Investor.Relations@scudder.com                Boston                New York


                       35 - Scudder Growth and Income Fund

About the Fund's Adviser

Scudder Kemper Investments, Inc., is one of the largest and most experienced investment management oganizations worldwide, managing more than $230 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded 79 years ago as one of the nation's first investment counsel organizations, joined the Zurich Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Group. The Zurich Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.


This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.


SCUDDER

[LOGO]

SCUDDER LARGE COMPANY GROWTH FUND

SUPPLEMENT TO PROSPECTUS DATED MARCH 1, 1999


Scudder Large Company Growth Fund (the "fund") currently offers two classes of shares to provide investors with different purchase options. The two options are: the Scudder shares, which are described in the fund's prospectus, and the Class R shares, which are described in the prospectus as supplemented hereby.

Class R shares are available for purchase by participants of certain employer-sponsored retirement plans and IRA rollover accounts from those plans who initially purchase the Class R shares through certain financial intermediaries. Share certificates are not available for Class R shares.

The primary distinction between the Scudder shares and the Class R shares of the fund lies in the Annual Fund Operating Expenses, with Class R shares' expenses including an administrative services fee of 0.25%. Class R shares are offered at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge. As a result of the administrative services fee for Class R shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, typically will be lower for Class R shares than for Scudder shares.

The following information supplements the indicated sections of the prospectus:

Past Performance

Since Class R is a new class of the fund, no past performance data is available.

Fee and Expense Information

The following information is designed to help you understand the estimated fees and expenses that you may pay if you buy and hold Class R shares of the fund.

 -------------------------------------------------------------------------------
 Shareholder Fees (fees paid directly from your investment):
 -------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as a % of
 offering price)                                                  NONE
 -------------------------------------------------------------------------------
 Maximum deferred sales charge (load)                             NONE
 -------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on reinvested
 dividends/distributions                                          NONE
 -------------------------------------------------------------------------------
 Redemption fee (as % of amount redeemed, if applicable)          NONE
 -------------------------------------------------------------------------------
 Exchange fee                                                     NONE
 -------------------------------------------------------------------------------
 Annual Fund Operating Expenses (expenses that are deducted from fund assets):
 -------------------------------------------------------------------------------
 Management fee                                                   0.70%
 -------------------------------------------------------------------------------
 Distribution (12b-1) fees                                        NONE
 -------------------------------------------------------------------------------
 Other expenses                                                   0.76%*
 -------------------------------------------------------------------------------
 Total annual fund operating expenses                             1.46%
 -------------------------------------------------------------------------------

* Includes an Administrative service fee of 0.25%

Example

This example is to help you compare the cost of investing in Class R shares of the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "Total annual fund operating expenses" remaining the same each year. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them. Actual fund expenses and return vary from year to year, and may be higher or lower than those shown.


--------------------------------------------------------------------------------
One Year                                   $   149
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Three Years                                $   462
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Five Years                                 $   797
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ten Years                                  $ 1,746
--------------------------------------------------------------------------------

Financial highlights

As Class R is a new class of the fund, no financial highlight data is available.

TRANSACTION INFORMATION

Share Price

Scudder Fund Accounting Corporation determines the net asset value per share of the fund as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. eastern time, on each day the New York Stock Exchange is open for trading.

Net asset value per share is determined separately for each class and is calculated by dividing the value of the total fund assets attributable to a class, less all liabilities attributable to that class, by the total number of shares of that class outstanding. Market prices are used to determine the value of the fund's assets. If market prices are not readily available for a security or if a security's price is not considered to be market indicative, that security may be valued by another method that the Board or its delegate believes accurately reflects fair value. In those circumstances where a security's price is not considered to be market indicative, the security's valuation may differ from an available market quotation.

To the extent that the fund invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when the fund does not price its shares. As a result, the net asset value of the fund may change at a time when shareholders are not able to purchase or redeem their shares.

Exchanges

Shareholders of Class R shares may exchange only for shares of funds authorized for exchange by the applicable plan.

August __, 1999

          Part A (the Prospectus for Scudder Large Company Growth Fund)

Part A of this Post-Effective Amendment No. 105 to the Registration Statement is incorporated by reference in its entirety to the Investment Trust's Post-Effective Amendment No. 102 on Form N-1A filed on March 1, 1999 and to its definitive Rule 497 (c) filing on March 5, 1999.

                        SCUDDER LARGE COMPANY GROWTH FUND

                          A series of Investment Trust


                                 CLASS R SHARES


     A No-Load (No Sales Charges) Diversified Mutual Fund Seeking Long-Term
       Growth of Capital through Investment Primarily in Equity Securities of Seasoned, Financially Strong U.S. Growth Companies.





--------------------------------------------------------------------------------



                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 1, 1999



--------------------------------------------------------------------------------



This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for Scudder Large Company Growth Fund dated March 1, 1999, as amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

The Annual Report to  Shareholders  of Scudder  Large Company  Growth Fund dated
October 31, 1998, is incorporated by reference and is hereby deemed to be part of this Statement of Additional Information.

                                TABLE OF CONTENTS

                                                                                                                   Page

THE FUND'S INVESTMENT OBJECTIVE AND POLICIES.........................................................................1
         Master/feeder fund structure................................................................................2
         Investment Restrictions....................................................................................11

PURCHASES AND REDEMPTIONS...........................................................................................12
         Additional Information About Purchasing, Exchanging or Redeeming Class R shares............................12
         Share Price................................................................................................13
         Share Certificates.........................................................................................13
         Other Information..........................................................................................13

FEATURES AND SERVICES OFFERED BY THE FUND...........................................................................13
         No-Load Concept............................................................................................13
         Diversification............................................................................................14
         Reports to Shareholders....................................................................................14

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS...........................................................................15

PERFORMANCE INFORMATION.............................................................................................15
         Average Annual Total Return................................................................................15
         Cumulative Total Return....................................................................................16
         Total Return...............................................................................................16
         Performance Indices........................................................................................16
         Comparison of Fund Performance.............................................................................17

FUND ORGANIZATION...................................................................................................20

INVESTMENT ADVISER..................................................................................................21
         Personal Investments by Employees of the Adviser...........................................................24

TRUSTEES AND OFFICERS...............................................................................................24

REMUNERATION........................................................................................................26
         Responsibilities of the Board -- Board and Committee Meetings..............................................26
         Compensation of Officers and Trustees......................................................................27

DISTRIBUTOR.........................................................................................................28

TAXES...............................................................................................................28

PORTFOLIO TRANSACTIONS..............................................................................................32
         Brokerage Commissions......................................................................................32
         Portfolio Turnover.........................................................................................33

NET ASSET VALUE.....................................................................................................33

ADDITIONAL INFORMATION..............................................................................................34
         Experts....................................................................................................34
         Shareholder Indemnification................................................................................34
         Other Information..........................................................................................34

FINANCIAL STATEMENTS................................................................................................36

APPENDIX

                  THE FUND'S INVESTMENT OBJECTIVE AND POLICIES

         Scudder Large Company Growth Fund (the "Fund"), a diversified series of Investment Trust (the "Trust"), an open-end management company which seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies. Although current income is an incidental consideration, many of the Fund's securities should provide regular dividends which are expected to grow over time.

         Scudder Large Company Growth Fund offers two classes of shares: Scudder Shares and Class R shares. Only the Class R shares are offered herein.

         Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Fund may engage (such as short selling, hedging, etc.) or a financial instrument which a Fund may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that Scudder Kemper Investments (the "Adviser"), in its discretion, might, but is not required to, use in managing the Fund's portfolio assets. The Adviser may, in its discretion, at any time employ such practice, technique or instrument for one or more Funds, but not for all Funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Fund, but, to the extent employed, could from time to time have a material impact on the Fund's performance.

         The Fund's equity investments consist of common stocks, preferred stocks and securities convertible into common stocks of companies which offer, the fund's management believes, the prospect for above-average growth in earnings, cash flow or assets relative to the overall market as defined by the Standard & Poor's 500 Composite Price Index ("S&P 500"). The prospect for above-average growth in assets is evaluated in terms of the potential future earnings such growth in assets can produce.

         The Fund allocates its investments among different industries and companies, and adjusts its portfolio securities based on long-term investment considerations as opposed to short-term trading. While the Fund emphasizes U.S. investments, it can commit a portion of assets to the equity securities of foreign growth companies which meet the criteria applicable to domestic investments.

         Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. The net asset value of the Fund's shares will increase or decrease with changes in the market price of the Fund's investments, and there can be no assurance that the Fund's objective will be met.

Investments. The Fund invests primarily in equity securities issued by large-sized domestic companies that offer, the fund's management believes, above-average appreciation potential. In seeking such investments, the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), invests in companies with the following characteristics:

o companies that have exhibited above-average growth rates over an extended period with prospects for maintaining greater than average rates of growth in earnings, cash flow or assets in the future;

o companies that are in a strong financial position with high credit standings and profitability;

o companies with important business franchises, leading products or dominant marketing and distribution systems;

o        companies guided by experienced, motivated management;

o companies selling at attractive prices relative to potential growth in earnings, cash flow or assets.

         The Adviser utilizes a combination of qualitative and quantitative research techniques to identify companies that have above-average quality and growth characteristics and that are deemed to be selling at attractive market valuations. In-depth fundamental research is used to evaluate various aspects of corporate performance, with a particular focus on consistency of results, long-term growth prospects and financial strength. Quantitative valuation models are designed to help determine which growth companies offer the best values at a given point in time. From time to time, for temporary defensive or emergency purposes, the Fund may invest a portion of its assets in cash and cash equivalents when the Adviser deems such a position advisable in light of economic or market conditions. It is impossible to predict for how long such alternate strategies may be utilized. The Fund also may invest in foreign securities, repurchase agreements, and may engage in strategic transactions.

Master/feeder fund structure

         The Board of Trustees has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder fund structure as described below.

         A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Quality. The Fund invests at least 65% of its total assets in the equity securities of large U.S. growth companies, i.e., those with total market capitalization of $1 billion or more. The Fund looks for companies with above-average financial quality. When assessing financial quality, the Adviser weighs four elements of business risk. These factors are the Adviser's assessment of the strength of a company's balance sheet, the accounting practices a company follows, the volatility of a company's earnings over time and the vulnerability of earnings to changes in external factors, such as the general economy, the competitive environment, governmental action and technological change.

Convertible Securities. The Fund may invest in convertible securities; that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stocks. Investments in convertible securities may provide income through interest and dividend payments and/or an opportunity for capital appreciation by virtue of their conversion or exchange features.

         The convertible securities in which the Fund may invest include fixed-income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than nonconvertible securities of similar quality because of their conversion or exchange features.

         Convertible securities are generally subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar nonconvertible securities.

         Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes (LYONs). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follows the movements in the market value of the underlying common stock. Zero coupon convertible securities are generally expected to be less volatile than the underlying common stocks as they are usually issued with short to medium length maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Foreign Securities. Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect the Fund's performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, Inc. (the "Exchange"), and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets is less than in the U.S. and at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in a possible liability to the purchaser. Payment for securities without delivery may be required in certain foreign markets. Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The management of the Fund seeks to mitigate the risks associated with the foregoing considerations through diversification and continuous professional management.

         Because investments in foreign securities will usually involve currencies of foreign countries, and because the Fund may hold foreign currencies and forward foreign currency exchange contracts ("forward contracts"), futures contracts and options on futures contracts on foreign currencies, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts (or options thereon) to purchase or sell foreign currencies. (See "Strategic Transactions and Derivatives" below.)

Repurchase Agreements. The Fund may enter into repurchase agreements with any member bank of the Federal Reserve System and any broker/dealer recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Fund may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Standard and Poor's Corporation or Moody's Investor Services, Inc. ("Moody's").

         A repurchase agreement provides a means for the Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the Fund acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Obligations subject to a repurchase agreement are held in a segregated account and the value of such obligations kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the date of repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Fund's custodian or in the Federal Reserve Book Entry System.

         For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may cause loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Adviser seeks to minimize the risk of loss from repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. To protect against such potential loss, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by the Adviser. Such transactions may increase fluctuations in the market value of a Fund's assets and may be viewed as a form of leverage.

Illiquid Investments. The Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale.

         Generally speaking, illiquid or restricted investments may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act of 1933. A Fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event a Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

         The Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Trustees. In reaching liquidity decisions, the Adviser will consider the following factors: (1) the frequency of trades and quotes for the security, (2) the number of dealers wishing to purchase or sell the security and the number of their potential purchasers, (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (i.e. the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Strategic Transactions and Derivatives. The Fund may, but is not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks managing the effective maturity or duration of the Fund's portfolio, or enhancing potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors.

         In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies, currency futures and various other currency transactions (collectively, all the above are called "Strategic Transactions"). In addition, strategic transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to
Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter the fundamental investment purposes and characteristics of the fund, and the fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of the fund.

         Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days.

The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its net assets in illiquid securities.

         If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

         The Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

         The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities, indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management, and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed, with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         The Fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio management and return enhancement purposes. Typically, maintaining a futures contract or selling an option thereon requires the

Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. The Fund may engage in currency transactions with Counterparties, primarily in order to hedge, or manage the risk of, the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Adviser.

         The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

         The Fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

         The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), the Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Fund may enter are interest rate, currency, index, and other swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as the fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call or to segregate liquid, securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid assets equal to the exercise price.

         Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate liquid assets equal to the amount of the Fund's obligation.

         OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

Investment Restrictions

         Unless specified to the contrary, the following restrictions are fundamental policies and may not be changed without the approval of "a majority of the outstanding voting securities" of the Fund which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or represented by proxy; or (2) more than 50% of the outstanding shares of the Fund. Nonfundamental policies of the Fund may be modified by the Fund's Trustees without a vote of shareholders.

         Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund. The Fund is under no restriction as to the amount of portfolio securities which may be bought or sold.

         As a matter of fundamental policy, the Fund may not:

1. borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

2. issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3. concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

4. engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

5. purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

6.       purchase  physical   commodities  or  contracts  relating  to  physical
         commodities; or

7. make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

Other Investment Policies. The Trustees of the Fund voluntarily adopted policies and restrictions which are observed in the conduct of the Fund's affairs. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies in that they may be changed or amended by action of the Trustees without prior notice to or approval of shareholders.

As a matter of nonfundamental policy, the Fund may not:

1.       borrow money in an amount  greater than 5% of its total assets,  except
         (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;

2. enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

3. purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions,
         (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

4. purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

5. enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

6. purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

7. lend portfolio securities in an amount greater than 5% of its total assets.



                           PURCHASES AND REDEMPTIONS

Additional Information About Purchasing, Exchanging or Redeeming Class R shares

         For more information on how to purchase, exchange or redeem Class R shares of the Fund, contact your Plan Sponsor.

Share Price

         Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on the Exchange on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will receive the next day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Fund, to forward the purchase order to the Fund's transfer agent in Boston by the close of regular trading on the Exchange.

Share Certificates

         Due to the desire of Trust management to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund.

Other Information

         If purchases or redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the NASD other than the Distributor, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, the Trust's principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor each may suspend or terminate the offering of shares of the Fund at any time for any reason.

         If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder will receive, in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Fund does not impose a redemption or repurchase charge although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemption of shares, including an exchange into another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "Taxes".)

         The determination of net asset value may be suspended at times and a shareholder's right to redeem shares and to receive payment may be suspended at times during which (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted for any reason, (c) an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) the SEC has by order permitted such a suspension for the protection of the Trust's shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b) or (c) exist.

         The Trust may issue shares of the Fund at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company (or series thereof) or personal holding company, subject to the requirements of the 1940 Act.





                    FEATURES AND SERVICES OFFERED BY THE FUND

No-Load Concept

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Conduct Rules, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

         The following chart shows the potential long-term advantage of investing $10,000 in a Scudder no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.

====================================================================================================================
                                                                       Load Fund with 0.75%     No-Load Fund with
         YEARS               No-Load Fund          8.50% Load Fund           12b-1 Fee           0.25% 12b-1 Fee
--------------------------------------------------------------------------------------------------------------------

          10                     $25,937                $23,733                $24,222                $25,354
--------------------------------------------------------------------------------------------------------------------

          15                      41,772                 38,222                 37,698                 40,371
--------------------------------------------------------------------------------------------------------------------

          20                      67,275                 61,557                 58,672                 64,282
====================================================================================================================

         Investors are encouraged to review the fee tables in the Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.

Diversification

         An investment in the Class R shares of the Fund represents an interest in a large, diversified portfolio of carefully selected securities. Diversification may protect the shareholder against the possible risks associated with concentrating in fewer securities or in a specific market sector.

Reports to Shareholders

         The Fund issues shareholders financial statements examined by independent accountants on a semiannual basis and audited annually. These include a list of investments held and statements of assets and liabilities, operations, changes in net assets and supplementary information for Class R shares of the Fund.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

         Any dividends from net investment income or distributions from realized capital gains are automatically reinvested in additional Class R shares of the Fund. Reinvestment is usually made at the closing net asset value determined on the business day following the record date.

         The Fund intends to follow the practice of distributing substantially all of its investment company taxable income which includes any excess of net realized short-term capital gains over net realized long-term capital losses. The Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, if it appears to be in the best interest of the Fund and its shareholders, the Fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. If the Fund does not distribute the amount of capital gain and/or net investment income required to be distributed by an excise tax provision of the Internal Revenue Code, the Fund may be subject to that excise tax. In certain circumstances, the Fund may determine that it is in the interest of shareholders to distribute less than the required amount. (See "Taxes".)

         The Fund intends to distribute investment company taxable income in December each year. The Fund intends to declare in December any net realized capital gains resulting from its investment activity. The Fund intends to distribute the December dividends and capital gains either in December or in the following January. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Additional distributions may be made if necessary. Both types of distributions will be made in shares of the Fund and confirmations will be mailed to each shareholder.

                             PERFORMANCE INFORMATION

         From time to time, quotations of the performance of Class R shares of the Fund may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures are calculated in the following manners:

Average Annual Total Return

         Average annual total return is the average annual compound rate of return for periods of one year, five years, and ten years (or such shorter periods as may be applicable dating from the commencement of the Fund's operations), all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of Class R shares of the Fund and assume that all dividends and capital gains distributions during the respective periods were reinvested in Class R shares. Average annual total return is calculated by computing the average annual compound rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1

          Where:

                    T        =       average annual total return
                    P        =       a hypothetical initial investment of $1,000
                    n        =       number of years
                    ERV      =       ending  redeemable  value:  ERV  is the
                                     value,   at  the  end  of  the  applicable
                                     period,    of   a   hypothetical    $1,000
                                     investment made at the beginning of the applicable period.

       Average Annual Total Return for the periods ended October 31, 1998

                             One Year      Five Years      Life of the Fund (1)
                             --------      ----------      -----------------
      Class R shares


(1) For the period from May 15, 1991, commencement of operations to October 31, 1998.

         As described above, average annual total return is based on historical earnings and is not intended to indicate future performance. Average annual total return for the Fund will vary based on changes in market conditions and the level of Class R shares of the Fund's expenses.

         In connection with communicating its average annual total return to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Cumulative Total Return

         Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of Class R shares of the Fund and assume that all dividends and capital gains distributions during the period were reinvested in Class R shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1
         Where:
                    C        =       Cumulative total return
                    P        =       a hypothetical initial investment of $1,000
                    ERV      =       ending  redeemable  value:  ERV  is the
                                     value,   at  the  end  of  the  applicable
                                     period,    of   a   hypothetical    $1,000
                                     investment made at the beginning of the applicable period.

         Cumulative Total Return for the periods ended October 31, 1998

                         One Year       Five Years       Life of the Fund (1)
                         --------       ----------       -----------------
      Class R shares


(1) For the period from May 15, 1991, commencement of operations to October 31, 1998.

Total Return

         Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

         Quotations of the Fund's performance are based on historical earnings and show the performance of a hypothetical investment and are not intended to indicate future performance of the Fund. An investor's shares when redeemed may be worth more or less than their original cost. Performance of Class R shares of the Fund will vary based on changes in market conditions and the level of expenses of Class R shares of the Fund.

         Because some of the Fund's investments are denominated in foreign currencies, the strength or weakness of the U.S. dollar against these currencies may account for part of the Fund's investment performance. Information on the value of the dollar versus foreign currencies may be used from time to time in advertisements concerning the Fund. Such historical information is not indicative of future performance.

Performance Indices

         The performance of the Class R shares of the Fund will, from time to time, be compared to the percentage changes of unmanaged performance indices. Such indices will include the Dow Jones Industrial Average ("DJIA"), S&P 500 and the Consumer Price Index ("CPI"). The DJIA and S&P 500 are unmanaged indices widely regarded as representative of the equity market in general. The CPI is a commonly used measure of inflation.

Comparison of Fund Performance

         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, S&P 500, the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 2000 Index, the Wilshire Real Estate Securities Index and statistics published by the Small Business Administration.

         From time to time, in advertising and marketing literature, this Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

         From time to time, in marketing and other Fund literature, Trustees and officers of the Fund, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         The Fund may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. Government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about this Fund. Sources for Fund performance information and articles about the Fund include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global  Investor,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.

IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SmartMoney, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

                                FUND ORGANIZATION

         The Fund is a series of Investment Trust, a Massachusetts business trust established under a Declaration of Trust dated September 20, 1984, as amended. The name of the Trust was changed, effective May 15, 1991, from Scudder Growth and Income Fund, and on June 10, 1998 from Scudder Investment Trust. The Fund changed its name from Scudder Quality Growth Fund on March 1, 1997.

         The Trust's authorized capital consists of an unlimited number of shares of beneficial interest, par value $0.01 per share. The Trust's shares are currently divided into eight series, Scudder Large Company Growth Fund, Scudder Growth and Income Fund, Scudder S&P 500 Index Fund, Classic Growth Fund, Scudder Real Estate Investment Fund, Scudder Dividend & Growth Fund, Scudder Tax Managed Growth Fund and Scudder Tax Managed Small Company Fund. The Fund's shares are currently divided into two classes: the Scudder Shares and the R shares.

         The Trustees of the Trust have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. Each share of each Fund has equal rights with each other share of that Fund as to voting, dividends and liquidation. All shares issued and outstanding will be fully paid and nonassessable by the Trust, and redeemable as described in this Statement of Additional Information and in each Fund's prospectus.

         The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

         Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting that individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series.

         The Fund's activities are supervised by the Trust's Board of Trustees. The Trust has adopted a plan pursuant to Rule 18f-3 (the "Plan") under the 1940 Act to permit the Trust to establish a multiple class distribution system.

         Under the Plan, shares of each class represent an equal pro rata interest in the Fund and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class shall have a different designation; (2) each class of shares shall bear its own "class expenses;" (3) each class shall have exclusive voting rights on any matter submitted to shareholders that relates to its administrative services, shareholder services or distribution arrangements; (4) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (5) each class may have separate and distinct exchange privileges; (6) each class may have different conversion features, and (7) each class may have separate account size requirements. Expenses currently designated as

"Class Expenses" by the Trust's Board of Trustees under the Plan include, for example, transfer agency fees attributable to a specific class, and certain securities registration fees.

         Each share of each class of the Fund shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters that such shares (or class of shares) shall be entitled to vote. Shareholders of the Fund shall vote together on any matter, except to the extent otherwise required by the 1940 Act, or when the Board of Trustees has determined that the matter affects only the interest of shareholders of one or more classes of the Fund, in which case only the shareholders of such class or classes of the Fund shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to the Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Fund's Declaration of Trust. As used in the Prospectus and in this Statement of Additional Information, the term "majority", when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Fund and all additional portfolios (e.g., election of directors), means the vote of the lesser of (i) 67% of the Fund's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the Fund's outstanding shares. The term "majority", when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund or any other single portfolio (e.g., annual approval of investment management contracts), means the vote of the lesser of (i) 67% of the shares of the portfolio represented at a meeting if the holders of more than 50% of the outstanding shares of the portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the portfolio. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

         The Trustees, in their discretion, may authorize the division of shares of the Fund (or shares of a series) into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of any subsequently created classes may bear different expenses in connection with different methods of distribution of their classes.

         The Declaration of Trust provides that obligations of the Fund are not binding upon the Trustees individually but only upon the property of the Fund, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law and that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. Nothing in the Declaration of Trust, however, protects or indemnifies a Trustee or officer against any liability to which that person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of that person's office.

                               INVESTMENT ADVISER

         Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc. is one of the most experienced investment management firms in the United States. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953, the Adviser introduced the Scudder
International Fund, the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.

         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Value Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Global/International Fund, Inc., Scudder Global High Income Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, Scudder Global High Income Fund, Inc., The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc. and Scudder Spain and Portugal Fund, Inc. Some of the foregoing companies or trusts have two or more series.

         The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

         Pursuant to an Agreement between the Adviser and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLinkSM Program. The Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLinkSM Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLinkSM is a service mark of AMA Solutions, Inc.

         The Adviser maintains a large research department, which conducts ongoing studies of the factors that affect the position of various industries, companies and individual securities. In this work, the Adviser utilizes certain reports and statistics from a wide variety of sources, including brokers and dealers who may execute portfolio transactions for the Fund and other clients of the Adviser, but conclusions are based primarily on investigations and critical analyses by its own research specialists.

         Certain investments may be appropriate for the Fund and also for other clients advised by the Adviser. Investment decisions for the Fund and other clients are made with a view toward achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same date. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Fund.

         The transaction between Scudder and Zurich resulted in the assignment of the Fund's investment management agreement with Scudder, that agreement automatically terminated at the consummation of the transaction. In anticipation of the transaction, however, a new investment management agreement (the
"Agreement") between the Fund and the Advisor was approved by the Trust's Trustees on August 12, 1997. At the special meeting of the Fund's shareholders held on October 24, 1997, the shareholders also approved the Agreement. The Agreement became effective as of December 31, 1997.

         On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

         Upon consummation of this transaction, the Fund's existing investment management agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board has approved a new investment management agreement (the "Agreement") with Scudder Kemper, which is substantially identical to the current investment management agreement, except for the dates of execution and termination. The agreement became effective on September 7, 1998, upon the termination of the then current investment management agreement and was approved at a shareholder meeting held in December 1998.

         The Agreement dated September 7, 1998, was approved by the Trustees of the Trust on August 11, 1998. The Agreement will continue in effect until September 30, 1999 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Adviser or the Fund, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.

         Under the Agreement, the Adviser provides the Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objectives, policies and restrictions and determines which securities shall be purchased for the portfolio of the Fund, which portfolio securities shall be held or sold by the Fund, and what portion of the Fund's assets will be held uninvested, subject always to the provisions of the Trust's Declaration of Trust and By-Laws, the 1940 Act and the Internal Revenue Code of 1986 and to the Fund's investment objectives, policies and restrictions, and subject, further, to such policies and instructions as the Trustees may from time to time establish. The Adviser also advises and assists the officers of the Fund in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Fund.

         The Adviser also renders significant administrative services (not otherwise provided by third parties) necessary for the Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Trustees.

         The Adviser pays the compensation and expenses (except those for attending Board and Committee meetings outside New York, New York and Boston, Massachusetts) of all Trustees, officers and executive employees of the Trust affiliated with the Adviser and makes available, without expense to the Fund, the services of such Trustees, officers and employees of the Adviser as may duly be elected officers or Trustees of the Trust, subject to their individual consent to serve and to any limitations imposed by law, and provides the Fund's office space and facilities. For these services, the Fund is charged by the Adviser a fee equal to approximately 0.70 of 1% of the Fund's average daily net assets. The fee is payable monthly, provided the Fund will make such interim payments as may be requested by Scudder not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The Agreement provides that if the Fund's expenses, exclusive of taxes, interest, and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. The Adviser retains the ability to be repaid by the Fund if expenses fall below the specified limit prior to the end of the fiscal year. These expense limitation arrangements can decrease the Fund's expenses and improve its performance. During the fiscal years ended October 31, 1996, 1997, and 1998, the Adviser imposed a portion of its management fee amounting to $1,447,537, $1,790,420, and $2,478,112 respectively.

         Under the Agreement, the Fund is responsible for all of its other expenses including organizational costs; fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payment for portfolio pricing services to a pricing agent, if any; legal, auditing and accounting expenses; the calculation of Net Asset Value, taxes and governmental fees; the fees and expenses of the transfer agent; the cost of preparing stock certificates and any other expenses including clerical expenses of issuance, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Trust who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Trust may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. The Fund is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

         The Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to the Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.

         In reviewing the terms of the Agreement and in discussions with the Adviser concerning such Agreement, Trustees who are not "interested persons" of the Trust have been represented by independent counsel Ropes & Gray at the Fund's expense.

         The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

         The Adviser may serve as adviser to other funds with investment objectives and policies similar to those of the Funds that may have different distribution arrangements or expenses, which may affect performance.

         Officers and employees of the Adviser from time to time may engage in transactions with various banks, including the Fund's custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

         None of the officers or Trustees of the Trust may have dealings with the Fund as principals in the purchase or sale of securities, except as individual subscribers or holders of shares of the Fund.

Personal Investments by Employees of the Adviser

         Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                              TRUSTEES AND OFFICERS

                                                                                                Position with
                                                                                                Underwriter, Scudder
Name, Age and Address               Position with Trust       Principal Occupation**            Investor Services, Inc.
---------------------               -------------------       --------------------              -----------------------



                                       24

                                                                                                Position with
                                                                                                Underwriter, Scudder
Name, Age and Address               Position with Trust       Principal Occupation**            Investor Services, Inc.
---------------------               -------------------       --------------------              -----------------------
Lynn S. Birdsong (  )++*=           President and Trustee     Managing Director of Scudder      Director, Vice President
                                                              Kemper Investments, Inc.          and Assistant Treasurer

Henry P. Becton, Jr. (  )           Trustee                   President and General Manager,            --
WGBH                                                          WGBH Educational Foundation
125 Western Avenue
Allston, MA 02134

Dawn-Marie Driscoll (  )            Trustee                   Executive Fellow, Center for              --
4909 SW 9th Place                                             Business Ethics, Bentley
Cape Coral, FL  33914                                         College; President, Driscoll
                                                              Associates

Peter B. Freeman (  )               Trustee                   Director, The A.H. Belo                    --
100 Alumni Avenue Providence,                                 Company; Trustee, Eastern
RI   02906                                                    Utilities Associates (public
                                                              utility holding company);
                                                              Director, AMICA Life Insurance
                                                              Co.; Director, AMICA Insurance
                                                              Co.

George M. Lovejoy, Jr. (  )= 50     Trustee                   President and Director, Fifty             --
Congress Street                                               Associates (real estate
Suite 543                                                     investment trust)
Boston, MA   02109

Wesley W. Marple, Jr. (  )= 413     Trustee                   Professor of Business                     --
Hayden Hall                                                   Administration, Northeastern
360 Huntington Ave.                                           University, College of Business
Boston, MA 02115                                              Administration

Kathryn L. Quirk (  )++*=           Trustee, Vice President   Managing Director of Scudder      Director, Assistant
                                    and Assistant Secretary   Kemper Investments, Inc.          Treasurer and Senior Vice
                                                                                                President

Jean C. Tempel (  )                 Trustee                   Managing Partner, Internet                 --
Ten Post Office Square Suite                                  Capital Group
1325Boston, MA 02109

Bruce F. Beaty (  )++               Vice President            Managing Director of Scudder              --
                                                              Kemper Investments, Inc.

Philip S. Fortuna (  )++            Vice President            Managing Director of Scudder      Vice President
                                                              Kemper Investments, Inc.

William F. Gadsden (  )++           Vice President            Managing Director of Scudder              --
                                                              Kemper Investments, Inc.

John R. Hebble (  )+                Treasurer                 Senior Vice President of                  --
                                                              Scudder Kemper Investments, Inc.

                                       25

                                                                                                Position with
                                                                                                Underwriter, Scudder
Name, Age and Address               Position with Trust       Principal Occupation**            Investor Services, Inc.
---------------------               -------------------       --------------------              -----------------------
Robert T. Hoffman (  )++            Vice President            Managing Director of Scudder              --
                                                              Kemper Investments, Inc.

Thomas W. Joseph (  )+              Vice President            Senior Vice President of          Director, Vice President,
                                                              Scudder Kemper Investments, Inc.  Treasurer and Assistant
                                                                                                Clerk

Ann M. McCreary (  )                Vice President            Managing Director of Scudder              --
                                                              Kemper Investments, Inc.

Valerie F. Malter (  )++            Vice President            Managing Director of Scudder              --
                                                              Kemper Investments, Inc.

John Millette (  )+                 Vice President and        Assistant Vice President,                 --
                                    Secretary                 Scudder Kemper Investments, Inc.

Caroline Pearson (  )+              Assistant Secretary       Vice President, Scudder Kemper            --
                                                              Investments, Inc.; Associate,
                                                              Dechert Price & Rhoads (law
                                                              firm) 1989 to 1997

* Mr. Pierce and Ms. Quirk are considered by the Fund and counsel to be persons who are "interested persons" of the Adviser or of the Trust, within the meaning of the Investment Company Act of 1940, as amended.
** Unless otherwise stated, all of the Trustees and officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
= Messrs. Lovejoy, Pierce, Marple and Ms. Quirk are members of the Executive Committee for the Trust, which has the power to declare dividends from ordinary income and distributions of realized capital gains to the same extent as the Board is so empowered.
+        Address:  Two International Place, Boston, Massachusetts
++       Address:  345 Park Avenue, New York, New York

         As of June 30, 1999, all Trustees and officers as a group owned beneficially (as that term is defined in Section 13(d) of the Securities Exchange Act of 1934) ________ shares, or ___% of the shares of the Trust.

         As of June 30, 1999, _______ shares in the aggregate, ____% of the outstanding shares of the Trust, were held in the name of [NAME and ADDRESS], for the Sole Benefit of it's Customers, who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

         To the best of the Trust's knowledge, as of June 30, 1999, no person owned beneficially more than 5% of the Fund's shares, except as stated above.

         The Trustees and officers of the Trust also serve in similar capacities for other Scudder funds.

                                  REMUNERATION

Responsibilities of the Board -- Board and Committee Meetings

         The Board of Trustees is responsible for the general oversight of the Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Trustees" have primary responsibility for assuring that the Fund is managed in the best interests of its shareholders.

         The Board of Trustees meets at least quarterly to review the investment performance of the Fund and other operational matters, including policies and procedures designed to ensure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, the Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by the Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

         All the Independent Trustees serve on the Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects the Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

Compensation of Officers and Trustees

         The Independent Trustees receive the following compensation from the Funds of Investment Trust: an annual trustee's fee of $2,400 for a Fund in which total net assets do not exceed $100 million, $4,800 for a Fund in which total net assets exceed $100 million but do not exceed $1 billion and $7,200 for a Fund in which total net assets exceed $1 billion; a fee of $150 for attendance at each board meeting, audit committee meeting or other meeting held for the purposes of considering arrangements between the Trust on behalf of the Fund and the Adviser or any affiliate of the Adviser; $75 for attendance at any other committee meeting; and reimbursement of expenses incurred for travel to and from Board Meetings. The Independent Trustee who serves as lead or liaison trustee receives an additional annual retainer fee of $500 from each Fund. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special trustee task forces or subcommittees.
Independent Trustees do not receive any employee benefits such as pension, retirement benefit or health insurance.
The Independent Trustees have in the past, and may in the future, waive a portion of their compensation.

         The Independent Trustees also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1998 from the Trust and from all of the Scudder funds as a group.

      Name                   Scudder Investment Trust*         All Scudder Funds
      ----                   -------------------------         -----------------

      Henry P. Becton, Jr.           $28,070               $135,000        (28 funds)

      Dawn-Marie Driscoll            $28,977               $145,000        (28 funds)

      Peter B. Freeman               $29,736               $172,425        (46 funds)


      George M. Lovejoy              $28,069               $148,600        (29 funds)


      Wesley W. Marple               $28,069               $135,000        (28 funds)


      Jean C. Tempel                 $27,309               $135,000        (29 funds)


     * Investment Trust consists of eight funds: Scudder Growth and Income Fund, Scudder Large Company Growth Fund, Classic Growth Fund, Scudder S&P 500 Index, Scudder Real Estate Investment Fund, Scudder Dividend & Growth Fund, Scudder Tax Managed Growth Fund and Scudder Tax Managed Small Company Fund. Scudder Real Estate Investment Fund commenced operations on March 2, 1998. Scudder Dividend & Growth Fund commenced operations on June 1, 1998. Scudder Tax Managed Growth Fund and Scudder Tax Managed Small Company Growth Fund each commenced operations on July 31, 1998.

         No fees were incurred by the Fund in respect to the alliance with B.A.T.

         Members of the Board of Trustees who are employees of the Adviser or its affiliates receive no direct compensation from the Trust, although they are compensated as employees of the Adviser, or its affiliates, as a result of which they may be deemed to participate in fees paid by each Fund.

                                   DISTRIBUTOR

         The Trust, on behalf of the Fund, has an underwriting agreement Scudder Investor Services, Inc., Two International Place, Boston, MA 02110 (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Adviser, a Delaware corporation. The Trust's underwriting agreement dated September 7, 1998 will remain in effect until September 30, 1999 and from year to year thereafter only if its continuance is approved annually by a majority of the members of the Board of Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Trustees or a majority of the outstanding voting securities of the Fund. The underwriting agreement was last approved by the Trustees on August 11, 1998.

         Under the principal underwriting agreement, the Trust is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Trust or the Fund as a broker/dealer in various states as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of the Fund; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Fund and the Distributor.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of the Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by the Fund, unless a Rule 12b-1 Plan is in effect which provides that the Fund shall bear some or all of such expenses.

         To provide compensation to financial services firms for performing administrative support services to its customers who are shareholders of Class R shares of the Fund, the Trust, on behalf of Class R shares of the Fund, has approved an Administrative Services Agreement (the "Agreement"). These services include, but are not limited to: providing information on shareholder accounts and transactions, answering inquiries regarding the Fund, resolving account problems, and explaining mutual fund performance and rankings. For services provided under the Agreement, the Fund, on behalf of Class R shares, would pay the Distributor an administrative service fee of up to 0.25% of the average daily net assets of that class of the Fund. The Distributor would then distribute this fee to financial representatives that provide services for their clients who are investors through applicable group retirement plans. The administrative service fee is calculated monthly.

         As agent, the Distributor currently offers the Fund's shares on a continuous basis to investors in all states in which shares of the Fund may from time to time be registered or where permitted by applicable law. The Underwriting Agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged the investor. The Distributor has made no firm commitment to acquire shares of the Fund.

                                     TAXES

         The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code or a predecessor statute, and has qualified as such since its inception. Such qualification does not involve governmental supervision or management of investment practices or policy.

         A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

         The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

         Investment company taxable income includes dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund. Presently, the Fund has no capital loss carryforwards.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a relative share of federal income taxes paid by the Fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on Fund shares by the difference between such reported gains and the individual tax credit.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         Dividends from domestic corporations are expected to comprise a substantial part of the Fund's gross income. To the extent that such dividends constitute a portion of the Fund's gross income, a portion of the income distributions of the Fund may be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of the Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law, and is eliminated if either those shares or the shares of the Fund are deemed to have been held by the Fund or the shareholder, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

         Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends and capital gains distributions declared in October, November or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         A qualifying individual may make a deductible IRA contribution for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and

$35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,000 per individual for married couples if only one spouse has earned income) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

         Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

         The Fund may invest in shares of certain foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution. Certain distributions from a PFIC as well as gains from the sale of the PFIC shares are treated as "excess distributions." In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will be subject to tax on the portion, if any, of an excess distribution that is allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Excess distributions allocated to the current taxable year are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         The Fund may make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares; any mark to market losses and any loss from an actual disposition of shares would be deductible as ordinary loss to the extent of any net mark to market gains included in income in prior years. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund level tax when distributed to shareholders as a dividend. Alternatively, the Fund may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

         Equity options (including covered call options on portfolio stock) and over-the-counter options on debt securities written or purchased by the Fund will be subject to tax under Section 1234 of the Code. In general, no loss is recognized by a Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e., long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option, and in the case of an exercise of a put option, on the Fund's holding period for the underlying stock. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying stock or substantially identical stock in the Fund's portfolio. If the Fund writes a put or call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If a call option is exercised, any resulting gain or loss is a short-term or long-term capital gain or loss depending on the holding period of the underlying stock. The exercise of a put option written by the Fund is not a taxable transaction for the Fund.

         Many futures contracts and certain foreign currency forward contracts entered into by the Fund and all listed non-equity options written or purchased by the Fund (including options on futures contracts and options on broad-based stock indices) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e. treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts and similar financial instruments entered into or acquired by the Fund will be treated as ordinary income. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the Fund's portfolio.

         Positions of the Fund which consist of at least one stock and at least one other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by the Fund.

         Positions of the Fund which consist of at least one position not governed by Section 1256 and at least one futures or forward contract or non-equity option governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of
Section 1092 of the Code, certain tax elections exist for them which reduce or eliminate the operation of these rules. The Fund intends to monitor its transactions in options and futures and may make certain tax elections in connection with these investments.

         Notwithstanding any of the foregoing, recent tax law changes may require the Fund to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

         Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency, and on disposition of certain options, futures contracts and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the level of the Fund. Shareholders will be subject to income tax on such original issue discount, whether or not they elect to receive their distributions in cash.

         The Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares. Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

         The Fund is organized as a series of a Massachusetts business trust and is not liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that it qualifies as a regulated investment company for federal income tax purposes.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

         Dividend and interest income received by the Fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains respecting investments by foreign investors.

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

         Allocation of brokerage is supervised by the Adviser.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         The Fund's purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply research, market and statistical information to the Fund. The term "research, market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions for the Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research, market or statistical information. The Adviser will not place orders with broker/dealers on the basis that the broker/dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

         To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker-dealer and a subsidiary of the Adviser; the Distributor will place orders on behalf of the Fund with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from the Fund for this service.

         Although certain research, market and statistical information from broker/dealers may be useful to the Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund, and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.

         The Trustees review from time to time whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

         For the fiscal years ended October 31, 1998 and 1997, the Fund paid brokerage commissions of $828,829 and $317,984, respectively. For the fiscal year ended October 31, 1998, the Fund paid brokerage commissions of $793,177 (95.7% of the total brokerage commissions), resulting from orders placed, consistent with the policy of seeking to obtain the most favorable net results, for transactions placed with brokers and dealers who provided supplementary research, market and statistical information to the Trust or Adviser. The total amount of brokerage transactions aggregated, for the fiscal year ended October 31, 1998, $504,513,801, of which 79.86% of all brokerage transactions were transactions which included research commissions.

Portfolio Turnover

         The Fund's average annual portfolio turnover rate, i.e. the ratio of the lesser of sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less), for the fiscal years ended October 31, 1998, 1997, and 1996 was 54.1%, 67.9% and 68.8% ,
respectively. A higher rate involves greater brokerage and transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for the Fund's portfolio whenever necessary, in management's opinion, to meet the Fund's objective.

                                 NET ASSET VALUE

         The net asset value of Class R shares of the Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas and on the preceding Friday or subsequent Monday when one of these holidays falls on Saturday or Sunday, respectively. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.

         An exchange-traded equity security is valued at its most recent sale price on the exchange it is traded as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange as of the Value Time. Lacking a Calculated Mean quotation the security is valued at the most recent bid quotation on such exchange as of the Value Time. An equity security which is traded on the Nasdaq Stock Market, Inc. ("Nasdaq") system will be valued at its most recent sale price on such system as of the Value Time. Lacking any sales, the security will be valued at the most recent bid quotation as of the Value Time. The value of an equity security not quoted on the Nasdaq system, but traded in another over-the-counter market, is its most recent sale price if there are any sales of such security on such market as of the Value Time. Lacking any sales, the security is valued at the Calculated Mean quotation for such security as of the Value Time. Lacking a Calculated Mean quotation the security is valued at the most recent bid quotation as of the Value Time.

         Debt securities, other than money-market instruments, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Money-market instruments with an original maturity of sixty days or less maturing at par shall be valued at amortized cost, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

         An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

         If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of the Trust's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee, most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts

         The Financial Highlights of the Fund included in the Fund's prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing. PricewaterhouseCoopers, LLP is responsible for performing annual audits of the financial statements and financial highlights of the Fund in accordance with generally accepted auditing standards, and the preparation of federal tax returns.

Shareholder Indemnification

         The Trust is an organization of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Trust property or the acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Trust property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

Other Information

         The CUSIP number for the Scudder Shares of the Fund is 811167-20-4.

         The CUSIP number for the Class R shares of the Fund is ___________.

         The Fund has a fiscal year ending October 31.

         Many of the investment changes in the Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the Fund's investment adviser in light of the objective and policies of the Fund and other factors such as its other portfolio holdings and tax considerations and should not be construed as recommendations for similar action by other investors.

         The name "Investment Trust" is the designation of the Trustees for the time being under a Declaration of Trust dated [November 3, 1987], as amended from time to time, and all persons dealing with the Trust must look solely to the property of the Trust for the enforcement of any claims against the Trust as neither the Trustees, officers, agents nor shareholders assume any personal liability for obligations entered into on behalf of the Trust. Upon the initial purchase of shares, the shareholder agrees to the bound by the Trust's Declaration of Trust, as amended from time to time. The Declaration of Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts. All persons dealing with the Fund must look only to the assets of the Fund for the enforcement of any claims against the Fund as no other series of the Trust assumes any liabilities for obligations entered into on behalf of the Fund.

         Portfolio securities of the Fund are held separately pursuant to a custodian agreement, by the Trust's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

         The law firm of Dechert Price & Rhoads is counsel to the Fund.

         Scudder Fund Accounting Corporation (SFAC), Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Adviser, computes net asset value for the Fund. The Fund pays SFAC an annual fee equal to 0.025% of the first $150 million of average daily net assets, 0.0075% of such assets in excess of $150 million, 0.0045% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the fiscal year ended October 31, 1996, SFAC's fee amounted to $56,114, for the fiscal year ended October 31, 1997, SFAC's fee amounted to $57,787, and for the fiscal year ended October 31, 1998, SFAC's fee was $62,799, of which $11,007 was unpaid at 10/31/98.

         Kemper Service Corporation ("KSvC"), 811 Main Street, Kansas City, Missouri, 64105-2005, a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for Class R shares of the Fund and also provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. The Fund pays KSvC an annual fee of $18.00 for each account maintained for a participant.

         The Fund, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.

         The Fund's prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Trust has filed with the Commission under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. This Registration Statement is available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

         The financial statements, including the investment portfolio, of Class R shares of Scudder Large Company Growth Fund, together with the Report of Independent Accountants, Financial Highlights, notes to financial statements in the Annual Report to the Shareholders of the Fund dated October 31, 1998, and the unaudited semiannual report are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information.

                                    APPENDIX
       Standard & Poor's Earnings and Dividend Rankings for Common Stocks

         The investment process involves assessment of various factors -- such as product and industry position, corporate resources and financial policy -- with results that make some common stocks more highly esteemed than others. In this assessment, Standard & Poor believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. The rankings, however, do not pretend to reflect all of the factors, tangible or intangible, that bear on stock quality.

         Relative quality of bonds or other debt, that is, degrees of protection for principal and interest, called creditworthiness, cannot be applied to common stocks, and therefore rankings are not to be confused with bond quality ratings which are arrived at by a necessarily different approach.

         Growth and stability of earnings and dividends are deemed key elements in establishing Standard & Poor's earnings and dividend rankings for common stocks, which are designed to capsulize the nature of this record in a single symbol.  It  should  be  noted,  however,  that  the  process  also  takes  into consideration certain adjustments and modifications deemed desirable in establishing such rankings.

         The point of departure in arriving at these rankings is a computerized scoring system based on per-share earnings and dividend records of the most recent ten years -- a period deemed long enough to measure significant time segments of secular growth, to capture indications of basic change in trend as they develop, and to encompass the full peak-to-peak range of the business cycle. Basic scores are computed for earnings and dividends, then adjusted as indicated by a set of predetermined modifiers for growth, stability within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final score.

         Further, the ranking system makes allowance for the fact that, in general, corporate size imparts certain recognized advantages from an investment standpoint. Conversely, minimum size limits (in terms of corporate sales volume) are set for the various rankings, but the system provides for making exceptions where the score reflects an outstanding earnings-dividend record.

         The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

A+       Highest             B+    Average            C    Lowest
A        High                B     Below Average      D    In Reorganization
A-       Above Average       B-    Lower

         NR signifies no ranking because of insufficient data or because the stock is not amenable to the ranking process.

         The positions as determined  above may be modified in some instances by
special  considerations,   such  as  natural  disasters,  massive  strikes,  and
non-recurring accounting adjustments.

         A ranking is not a forecast of future market price performance, but is basically an appraisal of past performance of earnings and dividends, and relative current standing. These rankings must not be used as market recommendations; a high-score stock may at times be so overpriced as to justify its sale, while a low-score stock may be attractively priced for purchase. Rankings based upon earnings and dividend records are no substitute for complete analysis. They cannot take into account potential effects of management changes, internal company policies not yet fully reflected in the earnings and dividend record, public relations standing, recent competitive shifts, and a host of other factors that may be relevant to investment status and decision.

        Part B (the Statement of Additional Information for Scudder Large
                              Company Growth Fund)

Part B of this Post-Effective Amendment No. 105 to the Registration Statement is incorporated by reference in its entirety to the Investment Trust's Post-Effective Amendment No. 102 on Form N-1A filed on March 1, 1999 and to its definitive Rule 497 (c) filing on March 5, 1999.

Scudder
Large Company Growth Fund

Annual Report
October 31, 1998

Pure No-Load(TM) Funds

A fund seeking long-term growth of capital through investment primarily in the equity securities of large U.S. growth companies.

A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.

SCUDDER (logo)

                        Scudder Large Company Growth Fund

--------------------------------------------------------------------------------
Date of Inception: 5/15/91   Total Net Assets as of      Ticker Symbol:  SCQGX
                           10/31/98: $502.16 million
--------------------------------------------------------------------------------

o Scudder Large Company Growth Fund's (the "Fund") 18.86% total return for the 12 months ended October 31, 1998 placed it in the top 22% of the 945 growth funds ranked by Lipper Analytical Services.

o Large-cap growth stocks were the best performing sector of the U.S. stock market in this period, creating a favorable investment environment for the Fund.

o Fund management continues to select individual companies whose consistent earnings growth, recognizable brand franchises, and strong management will allow them to prosper in any economic environment.


                                Table of Contents

   3  Letter from the Fund's President   17  Financial Highlights
   4  Performance Update                 18  Notes to Financial Statements
   5  Portfolio Summary                  21  Report of Independent Accountants
   6  Portfolio Management Discussion    22  Tax Information
   9  Glossary of Investment Terms       24  Officers and Trustees
  10  Investment Portfolio               25  Investment Products and Services
  14  Financial Statements               26  Scudder Solutions


                     2 - Scudder Large Company Growth Fund

                        Letter from the Fund's President

Dear Shareholders,

     The past twelve months have been a time of extraordinary volatility in the global financial markets. As the Pacific Basin, Russia, and, to a lesser extent, Latin America were gradually engulfed by the economic crisis in the developing countries, the durability of growth in the United States was also called into question. Although worried investors liquidated stocks of all sizes in response to the uncertainty, many large, liquid growth stocks were able to hold on to a significant portion of their gains from the first half of the year. In difficult market conditions, firms that have demonstrated consistent growth and solid business plans are often favored over investments with less predictable prospects. By investing in such companies, Scudder Large Company Growth Fund was well positioned for the market correction, posting a strong performance for the twelve-month period ended October 31, 1998.

     For those of you who are interested in new Scudder products, we recently introduced the Scudder Tax Managed Growth Fund, investing in medium- to large-sized U.S. companies, and Scudder Tax Managed Small Company Fund, which invests in stocks of small U.S. companies. Using a combination of quantitative and fundamental research, the funds focus on companies with strong earnings growth, reasonable valuations, and favorable risk profiles. Both funds strive to maximize after tax returns by systematically taking into account the tax implications of portfolio transactions and seeking to offset capital gains by realizing losses when appropriate.

     Thank you for your continued investment in Scudder Large Company Growth Fund. If you have any questions about your investment, please call Scudder Investor Information at 1-800-225-2470, or visit our Web site at www.scudder.com.

     Sincerely,

     /s/Daniel Pierce

     Daniel Pierce
     President,
     Scudder Large Company Growth Fund


                     3 - Scudder Large Company Growth Fund

                    Performance Update as of October 31, 1998

----------------------
Fund Index Comparisons
----------------------
                              Total Return
   ---------------------------------------------------
   Period Ended   Growth of                    Average
   10/31/98       $10,000        Cumulative    Annual
   ---------------------------------------------------
   Scudder Large Company Growth Fund
   ---------------------------------------------------
   1 Year         $  11,886        18.86%      18.86%
   5 Year         $  22,737       127.37%      17.85%
   Life of Fund*  $  31,265       212.65%      16.50%
   ---------------------------------------------------
   Russell 1000 Growth Index
   ---------------------------------------------------
   1 Year         $  12,463        24.63%      24.63%
   5 Year         $  27,033       170.33%      21.99%
   Life of Fund*  $  33,273       232.73%      17.58%
   ---------------------------------------------------
   * The Fund commenced operation on May 15, 1991.
     Index comparisons begin May 31, 1991.


------------------------------
Growth of a $10,000 Investment
------------------------------

THE PRINTED DOCUMENT CONTAINS A LINE CHART HERE
CHART DATA:

                 Russell 1000        Scudder Large Company
                 Growth Index        Growth Fund

           5/91*     10000                   10000
            '91      10350                   10894
            '92      11469                   12252
            '93      12308                   13169
            '94      12974                   13220
            '95      16768                   16364
            '96      20463                   19553
            '97      26696                   25192
            '98      33273                   29943

Yearly periods ended October 31

   The Russell 1000 Growth Index is an unmanaged capitalization-weighted price index of the 1000 largest U.S. growth companies traded on the NYSE, AMEX, and Nasdaq. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.


---------------------------------
Returns and Per Share Information
---------------------------------

THE PRINTED DOCUMENT CONTAINS A BAR CHART HERE
ILLUSTRATING THE FUND TOTAL RETURN (%) AND
INDEX TOTAL RETURN (%)

CHART DATA:

Yearly periods ended October 31

                                               1991*     1992      1993       1994      1995      1996      1997       1998
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value                              $ 13.65   $ 15.30   $ 16.42   $ 16.17    $ 18.44   $ 21.19   $ 25.10   $ 28.17
------------------------------------------------------------------------------------------------------------------------------------
Income Dividends                             $    --   $   .03   $   .03   $   .08    $   .15   $   .14   $    --   $    --
------------------------------------------------------------------------------------------------------------------------------------
Capital Gains Distributions                  $    --   $   .02   $    --   $   .24    $  1.09   $   .60   $  1.77   $  1.46
------------------------------------------------------------------------------------------------------------------------------------
Fund Total Return (%)                          13.75     12.47      7.49       .39      23.78     19.49     28.84     18.86
------------------------------------------------------------------------------------------------------------------------------------
Index Total Return (%)                          8.66     10.82      7.31      5.40      29.23     22.05     30.46     24.63
------------------------------------------------------------------------------------------------------------------------------------

On March 1, 1997, the Fund adopted its current name. Prior to that date, the Fund was known as the Scudder Quality Growth Fund. All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Adviser had not maintained the Fund's expenses, the total returns for the life of Fund would have been lower.


                     4 - Scudder Large Company Growth Fund

                    Portfolio Summary as of October 31, 1998

----------------
Asset Allocation
----------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the table below.

      Equity Holdings                97%
      Cash Equivalents                3%
   --------------------------------------
                                    100%
   --------------------------------------

   The Fund remains fully invested in domestic, large-cap growth stocks.


------------------------------
Sectors
(Excludes 3% Cash Equivalents)
------------------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the table below.

      Health                         21%
      Technology                     19%
      Consumer Staples               16%
      Consumer Discretionary         13%
      Media                           8%
      Financial                       7%
      Manufacturing                   7%
      Service Industries              4%
      Durables                        4%
      Communications                  1%
   --------------------------------------
                                    100%
   --------------------------------------

   An unstable economic environment made the strong earnings growth in the technology and healthcare sectors particularly attractive.


---------------------------
Ten Largest Equity Holdings
(32% of Portfolio)
---------------------------

    1. Microsoft Corp.
       Producer of computer operating
       systems software
    2. General Electric Corp.
       Leading producer of electrical
       equipment
    3. Intel Corp.
       Producer of semiconductor memory
       circuits
    4. Pfizer, Inc.
       International healthcare company
    5. Home Depot., Inc.
       Building materials and home
       improvement products
    6. Philip Morris Companies Inc.
       Tobacco, food products and
       brewing company
    7. Lucent Technologies, Inc.
       Designer of public and private
       computer networks
    8. Cisco Systems, Inc.
       Manufacturer of computer network
       products
    9. Merck & Co. Inc.
       Leading drug manufacturer
   10. Coca-Cola Co., Inc.
       International soft drink company


   The Fund's top holdings demonstrate a large focus on large, well-managed U.S. companies.


For more complete details about the Fund's investment portfolio, see page 10. A quarterly Fund Summary and Portfolio Holdings are available upon request.


                     5 - Scudder Large Company Growth Fund

                         Portfolio Management Discussion

In the following interview, Valerie F. Malter and George P. Fraise, portfolio managers of Scudder Large Company Growth Fund, discuss the market environment and the Fund's current investment strategy.

Q: The year ended October 31, 1998 was characterized by unusually high volatility. What happened?

A: Quite a lot. After roaring ahead in the first half of 1998, stocks tumbled in the third quarter, posting their worst three-month return since Saddam Hussein invaded Kuwait in the third quarter of 1990. Remarkably, the summer began with investors still lauding the "Goldilocks Economy"; the ideal combination of strong growth and low interest rates provided the basis for a 23.27% year-to-date return in the unmanaged S&P 500 Index at its peak on July 17. The rosy outlook soon began to darken, however, following a series of events that cast doubt on the stability of the global financial system. First, the Russian government announced a simultaneous debt moratorium and currency devaluation on August 17, which sparked a chain reaction throughout the global financial markets. Foremost among the areas affected was Latin America, where investors liquidated financial assets on fears that Brazil would be forced to devalue its currency. Next, and even closer to home, came the bailout of the hedge fund Long Term Capital Management, igniting fears that U.S.-based lending institutions would suffer from exposure to risky derivatives and margin-lending activities. The combination of these events caused investors to reassess their views on the U.S. economy, leading to a flight of capital from stocks into the relative safety of U.S. Treasuries. Although the selloff reached a crescendo in mid-September, the stock market rebounded following consecutive quarter point rate cuts by the U.S. Federal Reserve. A broad-based rally followed the Fed's decision, and the S&P 500 posted a stellar 8.13% return in October.

Q: How did the Fund perform in this market environment?

A: Until September, our portfolio of large, liquid growth stocks held up well, despite relatively high valuations in this sector. Through August, large-cap growth stocks continued to outperform large-cap value stocks as equity investors sought heavily-traded, established companies with reliable earnings histories. Against this backdrop, the Fund returned 18.86% for the twelve-month period, trailing the 21.99% return of the unmanaged S&P 500 Index and the 24.63% return of the unmanaged Russell 1000 Growth Index. In relation to its peers the Fund performed very well, finishing in the top 22% of the 945 growth funds ranked by Lipper Analytical Services.

In an environment where market leadership was extremely narrow, diversified equity mutual funds such as Scudder Large Company Growth Fund were disadvantaged. Whereas the unmanaged indices weight their holdings according to market capitalization, we strive to control risk by investing in a well diversified portfolio. While this approach can lead to short-term underperformance, we believe that in the long run our strategy of active risk management can add substantial value for shareholders of the Fund.


                     6 - Scudder Large Company Growth Fund

Q: What was your approach to managing the portfolio over the twelve months?

A: Even when markets are as volatile as they have been this year, we adhere to our strategy of using fundamental research to make portfolio decisions on a stock-by-stock basis. Our objective is to generate long-term growth by selecting well established companies with the strongest competitive positions from each sector of our growth stock universe. When considering each individual stock, we look for strength in such fundamental traits as the quality of management, the presence of a recognizable brand franchise, and the ability to deliver consistent earnings growth in any economic environment. Additionally, we strive to find companies that have minimal debt and solid balance sheets, characteristics that are gaining importance as deflationary forces become more prevalent. In general, we believe that firms with such traits have the ability to control their own destinies, unlike more cyclical or commodity-oriented businesses that simply react to prices set in the world market. By constructing the portfolio in this manner, we strive to limit the impact of short-term fluctuations in the economy.

Q: In what sectors did you find such companies?

A: Technology and healthcare are examples of two industries where we hold stocks that are well positioned to maintain high growth rates. Among technology companies, our strategy of focusing on the premier franchises in software, hardware, the internet, and networking and telecommunications equipment has paid off. As the year progressed, less competitive firms began to report earnings disappointments, while the leaders, such as Cisco Systems, did not. Cisco is a prime example of a stock that was well positioned to benefit from the preference for large growth companies that took place this summer. A company that has demonstrated consistent earnings growth and domination within the market for routing equipment, Cisco held up relatively well through the downturn, then rebounded sharply when the market recovered in October. In the healthcare sector, exposure to U.S. pharmaceutical companies with strong new product sales also had a positive impact on Fund performance. Sales of prescription drugs, a non-discretionary item, are not impacted by changes in economic conditions.

Q: What were some of the investments that detracted from Fund performance?

A: Some of our bellwether holdings, such as Coca-Cola, Gillette, and Procter & Gamble, suffered declines following the preannouncement of earnings that fell below expectations. These warnings led investors to sell not only these companies, but also other multinational firms so much of which are held within the Fund. While we eliminated our holding in Gillette because of its slowing growth rate, we maintained our positions in Coke and P&G on the belief that sales volume slowdowns at those companies are only a temporary phenomenon.

The negative announcements from multinationals generally led investors to draw what we believe were mistaken conclusions about other sectors of the market. Media stocks, such as Clear Channel Communications, Outdoor Systems, and Omnicom were negatively impacted by fears of reduced spending by multinational firms, although in reality their sales are strong and prices for billboard space and

                     7 - Scudder Large Company Growth Fund
radio ad time have remained stable. In the retailing sector, stock prices weakened on the fear that a recession would crimp the spending of U.S. consumers. This concern has so far proven unfounded, as consumer confidence is high and new auto sales, a key indicator of spending habits, are strong. We remain confident that we hold the stocks of the best companies in the media, retail, and consumer products sectors.

Q: What is your outlook for domestic growth stocks?

A: In the months ahead, it is reasonable to expect further volatility in the stock market as investors adjust to slowing global growth. While the Federal Reserve's proactive decision to cut interest rates should prove beneficial to the domestic economy, it is also likely that the Asian financial crisis will exert a further drag on multinational firms. In times such as these, when the investment picture is murky and corporate earnings are under pressure, the importance of maintaining the disciplined approach of investing in companies that we believe can provide sustainable growth is paramount. Going forward, we will continue to make long-term investments in companies that are the best-equipped to cope with further surprises in the global economy.


                              Scudder Large Company
                    Growth Fund: A Team Approach to Investing

  Scudder Large Company Growth Fund is managed by a team of Scudder Kemper Investments, Inc. (the "Adviser") professionals, each of whom plays an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders, and other investment specialists who work in our offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging our extensive resources.

  Lead Portfolio Manager Valerie F. Malter joined the Adviser in 1995 and is responsible for the Fund's investment strategy and daily operation. Valerie has 11 years of experience as an analyst covering a wide range of industries, and four years of portfolio management experience focusing on the stocks of companies with medium- to large-sized market capitalizations. George Fraise, Portfolio Manager, joined the Fund and the Adviser in 1997 and has 10 years of experience in the financial industry.


                     8 - Scudder Large Company Growth Fund

                          Glossary of Investment Terms

CYCLICAL COMPANIES         Companies whose earnings fluctuate with the
                           business cycle. Cyclical industries include steel, cement, paper, machinery, and autos.

CURRENCY DEVALUATION       A significant decline of a currency's value
                           relative to other currencies, such as the U.S.
                           dollar, typically resulting from the cessation of a country's central bank intervention in the currency markets. For U.S. investors who are investing overseas, a devaluation of a foreign currency can reduce the total return of their investment.

DERIVATIVE                 A contract whose value is based on the performance
                           of an underlying financial asset. Derivatives afford leverage, and can be used in an effort to enhance returns or protect a portfolio. Derivatives can also experience significant losses if the underlying security moves contrary to the investor's expectations.

GROWTH STOCK               Stock of a company that has displayed greater than
                           average earnings growth and is expected to increase profits in the future. Stocks of such companies usually trade at a higher price relative to earnings
                           (a higher p/e ratio) and exhibit greater price volatility.

LIQUIDITY                  A characteristic of an investment or an asset
                           referring to the ease of convertibility into cash within a reasonably short period of time.

MARKET CAPITALIZATION      The value of a company's outstanding  shares of
                           common stock, determined by multiplying the number of shares outstanding by the market price. The universe of publicly traded companies is frequently divided into large-, medium-, and small-capitalizations.

VALUE STOCK                A company whose stock price does not fully reflect
                           its intrinsic value, as indicated by
                           price-to-earnings ratio, price-to-book ratio, or some other valuation measure, relative to the industry or the market overall. Value stocks tend to display less price volatility and higher dividend yields.

VOLATILITY                 The tendency of a security, commodity, or market to
                           rise and fall in price over time. Volatility is inherent in almost all investments but differs in degree from investment to investment and from market to market. While offering higher returns, stock funds are considered to be higher risk due to their larger variations in price.

(Sources: Scudder Kemper Investments, Inc.; Barron's Dictionary of Finance and Investment Terms)

                     9 - Scudder Large Company Growth Fund

                   Investment Portfolio as of October 31, 1998

                                                                                                Principal            Market
                                                                                               Amount ($)           Value ($)
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements 3.4%
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with State Street Bank and Trust Company dated 10/30/1998,
  5.4%, to be repurchased at $17,208,740 on 11/2/1998, collateralized by a                                        ------------
  $15,445,000 U.S. Treasury Note, 7.5%, 5/15/2002 (Cost $17,201,000) ....................     17,201,000            17,201,000
                                                                                                                  ------------

                                                                                                 Shares
------------------------------------------------------------------------------------------------------------------------------
Common Stocks 96.6%
------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary 12.2%
Department & Chain Stores 11.2%
Consolidated Stores Corp.* ..............................................................        322,300             5,297,806
Costco Companies, Inc.* .................................................................        111,100             6,304,925
Dayton Hudson Corp. .....................................................................        212,200             8,991,975
Home Depot, Inc. ........................................................................        356,400            15,503,400
Rite Aid Corp. ..........................................................................        203,300             8,068,469
Wal-Mart Stores, Inc. ...................................................................        169,100            11,667,900
                                                                                                                  ------------
                                                                                                                    55,834,475
                                                                                                                  ------------
Hotels & Casinos 1.0%
Royal Caribbean Cruises Ltd. ............................................................        185,600             5,173,600
                                                                                                                  ------------
Consumer Staples 15.4%
Alcohol & Tobacco 2.8%
Philip Morris Companies, Inc. ...........................................................        271,300            13,870,213
                                                                                                                  ------------
Food & Beverage 6.6%
Coca-Cola Co., Inc. .....................................................................        187,100            12,652,637
H.J. Heinz Co. ..........................................................................        172,700            10,038,187
Interstate Bakeries Corp. ...............................................................        120,200             3,012,512
Kroger Co. ..............................................................................        133,300             7,398,150
                                                                                                                  ------------
                                                                                                                    33,101,486
                                                                                                                  ------------
Package Goods/Cosmetics 6.0%
Colgate-Palmolive Co. ...................................................................        121,400            10,728,725
Estee Lauder Companies "A" ..............................................................        123,200             8,077,300
Procter & Gamble Co. ....................................................................        124,500            11,064,938
                                                                                                                  ------------
                                                                                                                    29,870,963
                                                                                                                  ------------
Health 20.7%
Health Industry Services 2.2%
McKesson Corp. ..........................................................................         81,900             6,306,300
Total Renal Care Holdings, Inc.* ........................................................        200,400             4,909,800
                                                                                                                  ------------
                                                                                                                    11,216,100
                                                                                                                  ------------

    The accompanying notes are an integral part of the financial statements.


                     10 - Scudder Large Company Growth Fund

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Medical Supply & Specialty 3.3%
Arterial Vascular Engineering, Inc.* ....................................................        140,300             4,314,225
Medtronic Inc. ..........................................................................        189,600            12,324,000
                                                                                                                  ------------
                                                                                                                    16,638,225
                                                                                                                  ------------
Pharmaceuticals 15.2%
Bristol-Myers Squibb Co. ................................................................        103,300            11,421,106
Eli Lilly & Co. .........................................................................        118,198             9,566,650
Johnson & Johnson .......................................................................         70,200             5,721,300
Merck & Co., Inc. .......................................................................         98,000            13,254,500
Pfizer, Inc. ............................................................................        166,200            17,835,338
Schering-Plough Corp. ...................................................................         77,200             7,941,950
Warner-Lambert Co. ......................................................................        128,300            10,055,513
                                                                                                                  ------------
                                                                                                                    75,796,357
                                                                                                                  ------------
Communications 1.6%
Telephone/Communications
MCI WorldCom, Inc.* .....................................................................        144,800             8,000,200
                                                                                                                  ------------
Financial 6.8%
Banks 1.1%
First Union Corp. .......................................................................         91,400             5,301,200
                                                                                                                  ------------
Insurance 5.7%
Allstate Corp. ..........................................................................        162,400             6,993,350
American International Group, Inc. ......................................................        117,488            10,015,809
MBIA, Inc. ..............................................................................         87,100             5,323,987
UNUM Corp. ..............................................................................        143,500             6,376,781
                                                                                                                  ------------
                                                                                                                    28,709,927
                                                                                                                  ------------
Media 7.6%
Advertising 3.4%
Omnicom Group, Inc. .....................................................................        156,400             7,732,025
Outdoor Systems, Inc.* ..................................................................        414,987             9,155,651
                                                                                                                  ------------
                                                                                                                    16,887,676
                                                                                                                  ------------
Broadcasting & Entertainment 4.2%
Clear Channel Communications, Inc.* .....................................................        274,900            12,525,131
Univision Communication, Inc.* ..........................................................        293,000             8,643,500
                                                                                                                  ------------
                                                                                                                    21,168,631
                                                                                                                  ------------

    The accompanying notes are an integral part of the financial statements.


                     11 - Scudder Large Company Growth Fund

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Service Industries 3.7%
EDP Services 1.2%
America Online Inc. .....................................................................         46,700             5,933,818
                                                                                                                  ------------
Miscellaneous Commercial Services 1.5%
Modis Professional Services, Inc.* ......................................................        432,100             7,615,763
                                                                                                                  ------------
Miscellaneous Consumer Services 1.0%
Service Corp. International .............................................................        142,500             5,076,563
                                                                                                                  ------------
Durables 3.7%
Telecommunications Equipment
Ascend Communications, Inc.* ............................................................        100,400             4,844,300
Lucent Technologies Inc. ................................................................        169,700            13,607,818
                                                                                                                  ------------
                                                                                                                    18,452,118
                                                                                                                  ------------
Manufacturing 6.7%
Chemicals 1.2%
Monsanto Co. ............................................................................        151,900             6,170,938
                                                                                                                  ------------
Diversified Manufacturing 5.5%
General Electric Co. ....................................................................        222,700            19,486,250
Textron, Inc. ...........................................................................        108,100             8,039,938
                                                                                                                  ------------
                                                                                                                    27,526,188
                                                                                                                  ------------
Technology 18.2%
Computer Software 6.5%
Computer Associates International, Inc. .................................................        127,300             5,012,437
Microsoft Corp.* ........................................................................        209,500            22,180,813
PeopleSoft Inc.* ........................................................................        236,500             5,010,844
                                                                                                                  ------------
                                                                                                                    32,204,094
                                                                                                                  ------------
EDP Peripherals 1.1%
EMC Corp.* ..............................................................................         88,200             5,677,875
                                                                                                                  ------------
Electronic Data Processing 3.2%
Dell Computer Corp.* ....................................................................        155,400            10,198,125
Sun Microsystems, Inc.* .................................................................         97,100             5,656,075
                                                                                                                  ------------
                                                                                                                    15,854,200
                                                                                                                  ------------
Office/Plant Automation 2.7%
Cisco Systems, Inc.* ....................................................................        215,925            13,603,275
                                                                                                                  ------------

    The accompanying notes are an integral part of the financial statements.


                     12 - Scudder Large Company Growth Fund

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Semiconductors 4.7%
Intel Corp. .............................................................................        204,000            18,194,250
Linear Technology Corp. .................................................................         90,200             5,378,176
                                                                                                                  ------------
                                                                                                                    23,572,426
------------------------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $360,394,660)                                                                            483,256,311
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $377,595,660) (a)                                                       500,457,311
------------------------------------------------------------------------------------------------------------------------------

    * Non-income producing security.

  (a) The cost for federal income tax purposes was $378,395,727. At October 31, 1998, net unrealized appreciation for all securities based on tax cost was $122,061,584. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $130,690,977 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $8,629,393.

    The accompanying notes are an integral part of the financial statements.


                     13 - Scudder Large Company Growth Fund

                              Financial Statements

                       Statement of Assets and Liabilities

                             as of October 31, 1998

Assets
----------------------------------------------------------------------------------------------------------------------------
                 Investments, at market (identified cost $377,595,660) ................     $ 500,457,311
                 Cash .................................................................               317
                 Receivable for investments sold ......................................         1,366,942
                 Receivable for Fund shares sold ......................................         1,191,731
                 Dividends and interest receivable ....................................           144,645
                                                                                           ----------------
                 Total assets .........................................................       503,160,946
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                 Payable for Fund shares redeemed .....................................           580,294
                 Accrued management fee ...............................................           248,116
                 Other payables and accrued expenses ..................................           176,730
                                                                                           ----------------
                 Total liabilities ....................................................         1,005,140
                -------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $ 502,155,806
                -------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                 Net assets consist of:
                 Unrealized appreciation (depreciation) on investments ................       122,861,651
                 Accumulated net realized gain (loss) .................................        30,997,412
                 Paid-in capital ......................................................       348,296,743
                -------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $ 502,155,806
                -------------------------------------------------------------------------------------------
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------
                 Net Asset Value, offering and redemption price per share
                   ($502,155,806 / 17,828,773 outstanding shares of beneficial
                   interest, $.01 par value, unlimited number of shares                    ----------------
                   authorized) ........................................................            $28.17
                                                                                           ----------------

    The accompanying notes are an integral part of the financial statements.


                     14 - Scudder Large Company Growth Fund

                             Statement of Operations

                           year ended October 31, 1998

Investment Income
----------------------------------------------------------------------------------------------------------------------------
                 Income:
                 Dividends (net of foreign taxes withheld of $10,896) .................     $   3,138,823
                 Interest .............................................................           847,982
                                                                                           ----------------
                                                                                                3,986,805
                 Expenses:
                 Management fee .......................................................         2,478,112
                 Services to shareholders .............................................         1,378,899
                 Custodian and accounting fees ........................................            92,194
                 Trustees' fees and expenses ..........................................            46,890
                 Reports to shareholders ..............................................            79,000
                 Auditing .............................................................            35,733
                 Legal ................................................................            13,284
                 Registration fees and other expenses .................................            75,714
                                                                                           ----------------
                                                                                                4,199,826
                -------------------------------------------------------------------------------------------
                 Net investment income (loss)                                                    (213,021)
                -------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
----------------------------------------------------------------------------------------------------------------------------
                 Net realized gain (loss) from investments ............................        31,321,568
                 Net unrealized appreciation (depreciation) on investments
                   during the period ..................................................        35,342,915
                -------------------------------------------------------------------------------------------
                 Net gain (loss) on investment transactions                                    66,664,483
                -------------------------------------------------------------------------------------------
                -------------------------------------------------------------------------------------------
                 Net increase (decrease) in net assets resulting from operations            $  66,451,462
                -------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                     15 - Scudder Large Company Growth Fund

                       Statements of Changes in Net Assets

                                                                                       Years Ended October 31,
Increase (Decrease) in Net Assets                                                      1998              1997
------------------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income (loss) ...............................    $    (213,021)    $    (125,567)
                 Net realized gain (loss) on investments ....................       31,321,568        19,434,917
                 Net unrealized appreciation (depreciation) on
                   investments during the period ............................       35,342,915        42,639,713
                                                                                ----------------  ----------------
                 Net increase (decrease) in net assets resulting from
                   operations ...............................................       66,451,462        61,949,063
                                                                                ----------------  ----------------
                 Distributions to shareholders from:
                 Net realized gains from investment transactions ............      (16,858,738)      (17,790,946)
                                                                                ----------------  ----------------
                 Fund share transactions:
                 Proceeds from shares sold ..................................      297,954,229       131,500,078
                 Net asset value of shares issued to shareholders in
                   reinvestment of distributions ............................       16,409,785        17,272,174
                 Cost of shares redeemed ....................................     (149,865,907)     (126,119,027)
                                                                                ----------------  ----------------
                 Net increase (decrease) in net assets from Fund share
                   transactions .............................................      164,498,107        22,653,225
                                                                                ----------------  ----------------
                 Increase (decrease) in net assets ..........................      214,090,831        66,811,342
                 Net assets at beginning of period ..........................      288,064,975       221,253,633
                                                                                ----------------  ----------------
                 Net assets at end of period ................................    $ 502,155,806     $ 288,064,975
                                                                                ----------------  ----------------
Other Information
------------------------------------------------------------------------------------------------------------------------------------
                 Increase (decrease) in Fund shares
                 Shares outstanding at beginning of period ..................       11,477,024        10,441,357
                                                                                ----------------  ----------------
                 Shares sold ................................................       11,101,198         5,688,934
                 Shares issued to shareholders in reinvestment of
                   distributions ............................................          667,879           850,846
                 Shares redeemed ............................................       (5,417,328)       (5,504,113)
                                                                                ----------------  ----------------
                 Net increase (decrease) in Fund shares .....................        6,351,749         1,035,667
                                                                                ----------------  ----------------
                 Shares outstanding at end of period ........................       17,828,773        11,477,024
                                                                                ----------------  ----------------

    The accompanying notes are an integral part of the financial statements.


                     16 - Scudder Large Company Growth Fund

                              Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                  Years Ended October 31,
                                                                   1998(a)    1997(a)     1996(a)      1995        1994
----------------------------------------------------------------------------------------------------------------------------
                                                                ------------------------------------------------------------
Net asset value, beginning of period ........................     $ 25.10     $ 21.19    $ 18.44     $ 16.17     $ 16.42
                                                                ------------------------------------------------------------
Income from investment operations:
Net investment income (loss) ................................        (.02)       (.01)       .08         .11         .16
Net realized and unrealized gain (loss) on investments ......        4.55        5.69       3.41        3.40        (.09)
                                                                ------------------------------------------------------------
Total from investment operations ............................        4.53        5.68       3.49        3.51         .07
                                                                ------------------------------------------------------------
Less distributions from:
Net investment income .......................................          --          --       (.14)       (.15)       (.08)
Net realized gains on investment transactions ...............       (1.46)      (1.77)      (.60)      (1.09)       (.24)
                                                                ------------------------------------------------------------
Total distributions .........................................       (1.46)      (1.77)      (.74)      (1.24)       (.32)
                                                                ------------------------------------------------------------
                                                                ------------------------------------------------------------
Net asset value, end of period ..............................     $ 28.17     $ 25.10    $ 21.19     $ 18.44     $ 16.17
                                                                ------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return (%) ............................................       18.86       28.84      19.49       23.78         .39
Ratios and Supplemental Data
Net assets, end of period ($ millions) ......................         502         288        221         173         113
Ratio of operating expenses net, to average
  daily net assets (%) ......................................        1.19        1.21       1.07        1.17        1.25
Ratio of net investment income (loss) to average
  daily net assets (%) ......................................        (.06)       (.05)       .41         .71         .96
Portfolio turnover rate (%) .................................        54.1        67.9       68.8        91.6       119.7

(a) Based on monthly average shares outstanding during the period.


                     17 - Scudder Large Company Growth Fund

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder Large Company Growth Fund (formerly Quality Growth Fund) (the "Fund") is a diversified series of the Investment Trust (the "Trust") (formerly Scudder Investment Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on the Nasdaq System but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least the repurchase price.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. Distributions of net investment income are made annually. During any particular year net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders annually. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax. Earnings and profits distributed to shareholders on redemption of Fund shares ("tax equalization") may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends paid deduction on its federal income tax return.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. The differences primarily relate to investments in certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the


                     18 - Scudder Large Company Growth Fund

Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other. Investment security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

                      B. Purchases and Sales of Securities

For the year ended October 31, 1998, purchases and sales of investment securities (excluding short-term investments) aggregated $322,531,099 and $183,782,084, respectively.

                               C. Related Parties

Effective December 31, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") and The Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. As a result of the transaction, Scudder changed its name to Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Adviser"). The transaction between Scudder and Zurich resulted in the termination of the Fund's Investment Management Agreement with Scudder. However, a new Investment Management Agreement (the "Management Agreement") between the Fund and Scudder Kemper was approved by the Trust's Board of Trustees and by the Fund's Shareholders. The Management Agreement, which was effective December 31, 1997, is the same in all material respects as the corresponding previous Investment Management Agreement, except that Scudder Kemper is the new investment adviser to the Fund.

Under the Management Agreement with Scudder Kemper, the Fund pays the Adviser a fee equal to an annual rate of 0.70% of the Fund's average daily net assets, computed and accrued daily and payable monthly. As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Management Agreement. For the year ended October 31, 1998, the fee pursuant to these agreements amounted to $2,478,112, of which $248,116 was unpaid at October 31, 1998.

On September 7, 1998, Zurich Insurance Company ("Zurich"), majority owner of the Adviser, entered into an agreement with B.A.T Industries p.l.c. ("B.A.T") pursuant to which the financial services businesses of B.A.T were combined with Zurich's businesses to form a new global insurance and financial services company known as Zurich Financial Services. Upon consummation of the transaction, the Fund's investment management agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board of Trustees of the Fund has approved a new investment management agreement with Scudder Kemper, which is substantially identical to the former investment management agreement, except for the dates of execution and termination. The Board of Trustees of the Fund will seek shareholder approval of the new investment management agreement through a proxy solicitation that is currently scheduled to conclude in mid-December.


                     19 - Scudder Large Company Growth Fund

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the year ended October 31, 1998, the amount charged to the Fund by SSC aggregated $626,382, of which $58,000 was unpaid at October 31, 1998.

The Fund is one of several Scudder Funds (the "Underlying Funds") in which the Scudder Pathway Series Portfolios (the "Portfolios") invest. In accordance with the Special Servicing Agreement entered into by the Adviser, the Portfolios, the Underlying Funds, SSC, SFAC, STC, and Scudder Investor Services, Inc., expenses from the operation of the Portfolios are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Portfolios. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. At October 31, 1998, the Special Servicing Agreement expense charged to the Fund amounted to $253,762.

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. For the year ended October 31, 1998, the amount charged to the Fund by STC aggregated $411,592, of which $32,000 was unpaid at October 31, 1998.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended October 31, 1998, the amount charged to the Fund by SFAC aggregated $62,799, of which $11,007 was unpaid at October 31, 1998.

The Fund pays each of its Trustees not affiliated with the Adviser $4,800 annually plus specified amounts for attended board and committee meetings. For the year ended October 31, 1998, Trustees fees and expenses aggregated $46,890.


                     20 - Scudder Large Company Growth Fund

                        Report of Independent Accountants


To the Trustees of the Investment Trust and the Shareholders of Scudder Large Company Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Scudder Large Company Growth Fund (the "Fund") at October 31, 1998, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
December 10, 1998


                     21 - Scudder Large Company Growth Fund

                                 Tax Information

The Fund will mail shareholders IRS Form 1099-Div in late January, summarizing all taxable distributions paid for 1998.

The Fund paid distributions of $1.24 per share from net long-term capital gains during its fiscal year ended October 31, 1998, of which 24.2% represented 20% rate gains. Pursuant to section 852 of the Internal Revenue Code, the Fund designates $33,000,000 as capital gain dividends for the year ended October 31, 1998.


                     22 - Scudder Large Company Growth Fund

                                    This Page
                                  intentionally
                                   left blank.


                     23 - Scudder Large Company Growth Fund

                              Officers and Trustees

Daniel Pierce*
President and Trustee

Henry P. Becton, Jr.
Trustee; President and General
Manager, WGBH Educational
Foundation

Dawn-Marie Driscoll
Trustee; Executive Fellow, Center
for Business Ethics, Bentley
College; President, Driscoll
Associates

Peter B. Freeman
Trustee; Corporate Director and
Trustee

George M. Lovejoy, Jr.
Trustee; President and Director,
Fifty Associates

Wesley W. Marple, Jr.
Trustee; Professor of Business
Administration, Northeastern
University, College of Business
Administration

Kathryn L. Quirk*
Trustee; Vice President and
Assistant Secretary

Jean C. Tempel
Trustee; Managing Partner,
Technology Equity Partners

Bruce F. Beaty*
Vice President

Philip S. Fortuna*
Vice President

William F. Gadsden*
Vice President

Jerard K. Hartman*
Vice President

Robert T. Hoffman*
Vice President

Thomas W. Joseph*
Vice President

Valerie F. Malter*
Vice President

Thomas F. McDonough*
Vice President and Secretary

John R. Hebble*
Treasurer

Caroline Pearson*
Assistant Secretary


                        *Scudder Kemper Investments, Inc.

                     24 - Scudder Large Company Growth Fund

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
     Prime Reserve Shares*
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series--
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder Corporate Bond Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Dividend & Growth Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Equity
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Value Fund
    Scudder International Growth and Income Fund
    Scudder International Fund++
    Scudder International Growth Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund

Preferred Series
----------------
  Scudder Tax Managed Growth Fund
  Scudder Tax Managed Small
    Company Fund


Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ***Only the Scudder Shares of the Fund are part of the Scudder Family of Funds. ++Only the International Shares of the Fund are part of the Scudder Family of Funds. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.

                     25 - Scudder Large Company Growth Fund

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which money is            Lets you purchase Scudder fund shares
          electronically debited from your bank account monthly to     electronically, avoiding potential mailing delays;
          regularly purchase fund shares and "dollar cost average"     money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from a previously designated bank
          fewer when it's higher, which can reduce your average        account.
          purchase price over time.*

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          * Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
            Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- www.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you previously designated.

          Distributions Direct

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                     26 - Scudder Large Company Growth Fund


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 8,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          800 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:
          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago             San Francisco
                   Investor.Relations@scudder.com                Boston                New York


                     27 - Scudder Large Company Growth Fund

About the Fund's Adviser

Scudder Kemper Investments, Inc., is one of the largest and most experienced investment management oganizations worldwide, managing more than $230 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts. It is one of the ten largest mutual fund companies in the United States.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded 79 years ago as one of the nation's first investment counsel organizations, joined the Zurich Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Group. The Zurich Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.


This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.


SCUDDER

[LOGO]

                                INVESTMENT TRUST

                                     PART C.
                                     -------
                                OTHER INFORMATION
                                -----------------


Item 23.            Exhibits:
--------            ---------

                    (a)     (a)(1)      Amended and Restated Declaration of Trust dated November 3, 1987, is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.

                            (a)(2)      Certificate of Amendment of Declaration of Trust dated November 13,
                                        1990, is incorporated by reference to Post-Effective Amendment No.
                                        78 to the Registration Statement.

                            (a)(3)      Certificate of Amendment of Declaration of Trust dated February 12,
                                        1991, is incorporated by reference to Post-Effective Amendment No.
                                        78 to the Registration Statement.

                            (a)(4)      Certificate of Amendment of Declaration of Trust dated May 28,
                                        1998, is filed herein.

                            (a)(5)      Establishment and Designation of Series of Shares of Beneficial
                                        Interest, $0.01 par value, with respect to Scudder Growth and
                                        Income Fund and Scudder Quality Growth Fund, is incorporated by reference to Post-Effective Amendment No. 78 to the Registration
                                        Statement.

                            (a)(6)      Establishment and Designation of Series of Shares of Beneficial
                                        Interest, $0.01 par value, with respect to Scudder Classic Growth
                                        Fund, is incorporated by reference to Post-Effective Amendment No.
                                        76 to the Registration Statement.

                            (a)(7)      Establishment and Designation of Series of Shares of Beneficial
                                        Interest, $0.01 par value, with respect to Scudder Growth and
                                        Income Fund, Scudder Large Company Growth Fund, Scudder Classic
                                        Growth Fund, and Scudder S&P 500 Index Fund, is filed herein.

                            (a)(8)      Establishment and Designation of Series of Shares of Beneficial
                                        Interest, $0.01 par value, with respect to Scudder Real Estate
                                        Investment Fund, is filed herein.

                            (a)(9)      Establishment and Designation of Series of Shares of Beneficial
                                        Interest, $0.01 par value, with respect to Dividend + Growth Fund, is filed herein.

                            (a)(10)     Establishment and Designation of Series of Shares of Beneficial
                                        Interest, $0.01 par value, with respect to Scudder Tax Managed
                                        Growth Fund and Scudder Tax Managed Small Company Fund, is filed herein.

                                Part C - Page 1

                            (a)(11)     Establishment and Designation of Classes of Shares of Beneficial
                                        Interest, $0.01 par value, - Kemper A, B & C Shares, and Scudder S
                                        Shares, with respect to Classic Growth Fund, is incorporated by reference to Post-Effective Amendment No. 94 to the Registration
                                        Statement.

                            (a)(12)     Establishment and Designation of Classes of Shares of Beneficial
                                        Interest, $0.01 par value, - Class R Shares, with respect to
                                        Scudder Growth and Income Fund, is filed herein.

                            (a)(13)     Establishment and Designation of Classes of Shares of Beneficial
                                        Interest, $0.01 par value, - Class R Shares, with respect to
                                        Scudder Large Company Growth Fund, is filed herein.

                            (a)(14)     Redesignation of Series, Scudder Classic Growth Fund to Classic
                                        Growth Fund, is incorporated by reference to Post-Effective
                                        Amendment No. 94 to the Registration Statement.

                            (a)(15)     Redesignation of Series, Scudder Quality Growth Fund to Scudder
                                        Large Company Growth Fund, is filed herein.

                            (a)(16)     Redesignation of Series, Scudder Dividend + Growth Fund to Scudder
                                        Dividend & Growth Fund, is filed herein.

                    (b)     (b)(1)      Amendment to By-Laws of the Registrant dated November 12, 1991, is incorporated by reference to Post-Effective Amendment No. 78 to the
                                        Registration Statement.

                    (c)                 Inapplicable

                    (d)     (d)(1)      Investment Management Agreement between the Registrant (on behalf of Scudder Growth and Income Fund) and Scudder Kemper Investments,
                                        Inc. dated September 7, 1998, is incorporated by reference to
                                        Post-Effective Amendment No. 100 to the Registration Statement.

                            (d)(2)      Investment Management Agreement between the Registrant (on behalf of Scudder Large Company Growth Fund) and Scudder Kemper
                                        Investments, Inc. dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 100 to the Registration
                                        Statement.

                            (d)(3)      Investment Management Agreement between the Registrant (on behalf of Classic Growth Fund) and Scudder Kemper Investments, Inc. dated
                                        September 7, 1998, is incorporated by reference to Post-Effective
                                        Amendment No. 100 to the Registration Statement.

                            (d)(4)      Investment Management Agreement between the Registrant (on behalf of Scudder Real Estate Investment Fund) and Scudder Kemper
                                        Investments, Inc. dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 100 to the Registration
                                        Statement.



                                Part C - Page 2

                            (d)(5)      Investment Management Agreement between the Registrant (on behalf of Scudder S&P 500 Index Fund) and Scudder Kemper Investments, Inc.
                                        dated September 7, 1998, is incorporated by reference to
                                        Post-Effective Amendment No. 100 to the Registration Statement.

                            (d)(6)      Investment Management Agreement between the Registrant (on behalf of Scudder Dividend & Growth Fund) and Scudder Kemper Investments,
                                        Inc. dated September 7, 1998, is incorporated by reference to
                                        Post-Effective Amendment No. 100 to the Registration Statement.

                            (d)(7)      Investment Management Agreement between the Registrant (on behalf of Scudder Tax Managed Growth Fund) and Scudder Kemper Investments,
                                        Inc. dated September 7, 1998, is incorporated by reference to
                                        Post-Effective Amendment No. 100 to the Registration Statement.

                            (d)(8)      Investment Management Agreement between the Registrant (on behalf of Scudder Tax Managed Small Company Fund) and Scudder Kemper
                                        Investments, Inc. dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 100 to the Registration
                                        Statement.


                    (e)     (e)(1)      Underwriting Agreement and Distribution Services Agreement between the Registrant on behalf of Classic Growth Fund and Kemper
                                        Distributors, Inc. dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 100 to the Registration
                                        Statement.

                            (e)(2)      Underwriting Agreement between the Registrant and Scudder Investor
                                        Services, Inc. dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 100 to the Registration
                                        Statement.

                    (f)                 Inapplicable.

                    (g)     (g)(1)      Custodian Agreement between the Registrant (on behalf of Scudder
                                        Growth and Income Fund) and State Street Bank and Trust Company
                                        ("State Street Bank") dated December 31, 1984, is incorporated by reference to Post-Effective Amendment No. 78 to the Registration
                                        Statement.

                            (g)(2)      Amendment dated April 1, 1985 to the Custodian Agreement between the Registrant and State Street Bank, is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.

                            (g)(3)      Amendment dated August 8, 1987 to the Custodian Agreement between the Registrant and State Street Bank, is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.

                                Part C - Page 3

                            (g)(4)      Amendment dated August 9, 1988 to the Custodian Agreement between the Registrant and State Street Bank is Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.

                            (g)(5)      Amendment dated July 29, 1991 to the Custodian Agreement between the Registrant and State Street Bank, is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.

                            (g)(6)      Custodian fee schedule for Scudder S&P 500 Index Fund, is
                                        incorporated by reference to Post-Effective Amendment No. 84 to the
                                        Registration Statement.

                            (g)(7)      Subcustodian Agreement with fee schedule between State Street Bank and The Bank of New York, London office, dated December 31, 1978, is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.
                    .
                            (g)(8)      Subcustodian Agreement between State Street Bank and The Chase
                                        Manhattan Bank, N.A. dated September 1, 1986, is incorporated by reference to Post-Effective Amendment No. 78 to the Registration
                                        Statement.

                            (g)(9)      Custodian fee schedule for Scudder Quality Growth Fund and Scudder
                                        Growth and Income Fund, is incorporated by reference to
                                        Post-Effective Amendment No. 72 to the Registration Statement

                            (g)(10)     Form of Custodian fee schedule for Scudder Classic Growth Fund, is incorporated by reference to Post-Effective Amendment No. 77 to the
                                        Registration Statement

                    (h)     (h)(1)      Transfer Agency and Service Agreement with fee schedule between the
                                        Registrant and Scudder Service Corporation dated October 2, 1989, is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.

                            (h)(1)(a)   Revised fee schedule dated October 6, 1995 for Exhibit (h)(1) is incorporated by reference to Post-Effective Amendment No. 76 to the
                                        Registration Statement.

                            (h)(1)(b)   Form of revised fee schedule for Exhibit (h)(1) dated October 1,
                                        1996, is incorporated by reference to Post-Effective Amendment No.
                                        78 to the Registration Statement.

                            (h)(2)      Agency Agreement between the Registrant on behalf of Classic Growth
                                        Fund and Kemper Service Company dated April 1998, is incorporated by reference to Post-Effective Amendment No. 100 to the
                                        Registration Statement.

                            (h)(3)      COMPASS Service Agreement and fee schedule with Scudder Trust
                                        Company dated January 1, 1990, is incorporated by reference to
                                        Post-Effective Amendment No. 78 to the Registration Statement.

                                Part C - Page 4

                            (h)(3)(a)   Form of revised fee schedule for Exhibit h(2)(a) dated October 1,
                                        1996, is incorporated by reference to Post-Effective Amendment No.
                                        78 to the Registration Statement.

                            (h)(4)      COMPASS and TRAK 2000 Service Agreement between Scudder Trust
                                        Company and the Registrant dated October 1, 1995, is incorporated by reference to Post-Effective Amendment No. 74 to the Registration
                                        Statement.

                            (h)(5)      Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Quality Growth Fund and Scudder Fund Accounting
                                        Corporation dated November 1, 1994 is incorporated by reference to
                                        Post-Effective Amendment No. 72 to the Registration Statement.

                            (h)(6)      Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Growth and Income Fund and Scudder Fund
                                        Accounting Corporation dated October 17, 1994, is incorporated by reference to Post-Effective Amendment No. 73 to the Registration
                                        Statement.

                            (h)(7)      Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Classic Growth Fund, and Scudder Fund Accounting
                                        Corporation dated September 9, 1996, is incorporated by reference to Post-Effective Amendment No. 99 to the Registration Statement.

                            (h)(8)      Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Tax Managed Small Company and Scudder Fund
                                        Accounting Corporation dated July 30, 1998, is incorporated by reference to Post-Effective Amendment No. 99 to the Registration
                                        Statement.

                            (h)(9)      Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Tax Managed Growth Fund and Scudder Fund
                                        Accounting Corporation dated July 30, 1998, is incorporated by reference to Post-Effective Amendment No. 99 to the Registration
                                        Statement.

                            (h)(10)     Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Dividend & Growth Fund and Scudder Fund
                                        Accounting Corporation dated June 1, 1998, is incorporated by reference to Post-Effective Amendment No. 99 to the Registration
                                        Statement.

                            (h)(11)     Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Real Estate Investment Fund and Scudder Fund
                                        Accounting Corporation dated March 2, 1998, is incorporated by reference to Post-Effective Amendment No. 99 to the Registration
                                        Statement.

                                Part C - Page 5

                            (h)(12)     Investment Accounting Agreement between the Registrant, on behalf of Scudder S&P 500 Index Fund and Scudder Fund Accounting
                                        Corporation dated August 28, 1997, is incorporated by reference to
                                        Post-Effective Amendment No. 99 to the Registration Statement.

                            (h)(13)     Shareholder Services Agreement between the Registrant and Charles
                                        Schwab & Co., Inc. dated June 1, 1990, is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.

                            (h)(14)     Service Agreement between Copeland Associates, Inc. and Scudder
                                        Service Corporation (on behalf of Scudder Quality Growth Fund and
                                        Scudder Growth and Income Fund) dated June 8, 1995, is incorporated by reference to Post-Effective Amendment No. 74 to the Registration
                                        Statement.

                            (h)(15)     Administrative Services Agreement between the Registrant on behalf of Classic Growth Fund, and Kemper Distributors, Inc., dated April
                                        1998, is incorporated by reference to Post-Effective Amendment No.
                                        100 to the Registration Statement.

                            (h)(16)     Administrative Services Agreement between the Registrant on behalf of Scudder Growth and Income Fund, and Scudder Investor Services,
                                        Inc., dated May 3, 1999, is filed herein.

                            (h)(17)     Administrative Services Agreement between the Registrant on behalf of Scudder Large Company Growth Fund, and Scudder Investor
                                        Services, Inc., dated May 3, 1999, is filed herein.

                    (i)                 Legal Opinion of Counsel to be filed by subsequent amendment.

                    (j)                 Consent of Independent Accountants to be filed by subsequent amendment.

                    (k)                 Inapplicable.

                    (l)                 Inapplicable.

                    (m)                 12b-1 Plan between the Registrant, on behalf of Scudder Growth and
                                        Income Fund (Class R shares) and Scudder Large Company Growth Fund
                                        (Class R shares), and Scudder Investor Services, Inc., is filed herein.

                    (n)                 Financial Data Schedules to be filed by subsequent amendment.

                    (o)     (o)(1)      Mutual Funds Multi-Distribution System Plan - Rule 18f-3 Plan, is
                                        incorporated by reference to Post-Effective Amendment No. 94 to the
                                        Registration Statement.

                            (o)(2)      Plan with respect to Scudder Growth and Income Fund pursuant to
                                        Rule 18f-3, is filed herein.

                            (o)(3)      Plan with respect to Scudder Large Company Growth Fund pursuant to
                                        Rule 18f-3, is filed herein.

                                Part C - Page 6

Item 24.          Persons Controlled by or under Common Control with Fund.
--------          --------------------------------------------------------

                  None


Item 25.          Indemnification
--------          ---------------

                  As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940, as amended (the "1940 Act"), pursuant to
                  Article IV of the Registrant's By-Laws (filed as Exhibit No. 2 to the Registration Statement), officers, directors, employees and representatives of the Funds may be indemnified against certain liabilities in connection with the Funds, and pursuant to Section 12 of the Underwriting Agreement dated May 6, 1998 (filed as Exhibit No. 6(c) to the Registration Statement), Scudder Investor Services, Inc. (formerly "Scudder Fund Distributors, Inc."), as principal underwriter of the Registrant, may be indemnified against certain liabilities that it may incur. Said Article IV of the By-Laws and Section 12 of the Underwriting Agreement are hereby incorporated by reference in their entirety.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member Group Executive Board, Zurich Financial Services, Inc. ##
                           Chairman, Zurich-American Insurance Companyo



                                Part C - Page 7

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, ZKI Holding Corporation xx

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO, Member Group Executive Board, Zurich Financial Services, Inc. ##
                           CEO/Branch Offices, Zurich Life Insurance Company ##

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                           Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Financial Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Cornelia M. Small          Director and Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg


         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan


                                Part C - Page 8

         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman, British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland


Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

         (b)

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 27.

         (1)                                (2)                                 (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         Mary Elizabeth Beams              Vice President                          None
         Two International Place
         Boston, MA 02110

         Mark S. Casady                    Director, President and Assistant       None
         Two International Place           Treasurer
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Philip S. Fortuna                 Vice President                          Vice President
         101 California Street
         San Francisco, CA 94111

         William F. Glavin                 Vice President                          None
         Two International Place
         Boston, MA 02110



                                Part C - Page 9

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         John R. Hebble                    Assistant Treasurer                     Treasurer
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President, Treasurer     Vice President
         Two International Place           and Assistant Clerk
         Boston, MA 02110

         James J. McGovern                 Chief Financial Officer                 None
         345 Park Avenue
         New York, NY  10154

         Lorie C. O'Malley                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Caroline Pearson                  Clerk                                   Assistant Secretary
         Two International Place
         Boston, MA  02110

         Daniel Pierce                     Director, Vice President                President & Trustee
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President, Chief  Trustee, Vice President &
         345 Park Avenue                   Legal Officer and Assistant Clerk       Assistant Secretary
         New York, NY  10154

         Robert A. Rudell                  Director and Vice President             None
         Two International Place
         Boston, MA 02110

         William M. Thomas                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         Sydney S. Tucker                  Vice President                          None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President and Chief Compliance     None
         Two International Place           Officer
         Boston, MA  02110



                                Part C - Page 10

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage             Other
                 Underwriter             Commissions       and Repurchases       Commissions         Compensation
                 -----------             -----------       ---------------       -----------         ------------

               Scudder Investor              None                None                None               None
                Services, Inc.



II. (a) Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Funds.

         (b) Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

         (1)                               (2)                                     (3)

                                           Position and Offices with               Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         James L. Greenawalt               President                               None

         Thomas W. Littauer                Director, Chief Executive Officer       None

         Kathryn L. Quirk                  Director, Secretary, Chief Legal        Trustee, Vice President
                                           Officer & Vice President                and Assistant Secretary

         James J. McGovern                 Chief Financial Officer & Vice          None
                                           President

         Linda J. Wondrack                 Vice President & Chief Compliance       None
                                           Officer

         Paula Gaccione                    Vice President                          None

         Michael E. Harrington             Vice President                          None

         Robert A. Rudell                  Vice President                          None

         William M. Thomas                 Vice President                          None

         Todd N. Gierke                    Assistant Treasurer                     None

         Philip J. Collora                 Assistant Secretary                     None

         Paul J. Elmlinger                 Assistant Secretary                     None

         Diane E. Ratekin                  Assistant Secretary                     None

         Daniel Pierce                     Director, Chairman                      Trustee and President

         Mark S. Casady                    Director, Vice Chairman                 None



                                Part C - Page 11


                                           Position and Offices with               Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         Stephen R. Beckwith               Director                                None

         (c)  Not applicable

Item 28.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder Kemper Investments Inc., Two International Place, Boston, MA 02110-4103. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.




                                Part C - Page 12

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 25th day of May, 1999.

                                     INVESTMENT TRUST



                                     By   /s/ Daniel Pierce
                                         -----------------
                                         Daniel Pierce
                                         President (Chief Executive Officer)


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/ Daniel Pierce
--------------------------------------
Daniel Pierce                               President (Principal Executive               May 25, 1999
                                            Officer) and Trustee


/s/ Henry P. Becton, Jr.
--------------------------------------
Henry P. Becton, Jr.*                       Trustee                                      May 25, 1999


/s/ Dawn-Marie Driscoll
--------------------------------------
Dawn-Marie Driscoll*                        Trustee                                      May 25, 1999


/s/ Peter B. Freeman
--------------------------------------
Peter B. Freeman*                           Trustee                                      May 25, 1999


/s/ George M. Lovejoy, Jr.
--------------------------------------
George M. Lovejoy, Jr.*                     Trustee                                      May 25, 1999


/s/ Wesley W. Marple, Jr.
--------------------------------------
Wesley W. Marple, Jr.*                      Trustee                                      May 25, 1999


/s/ Kathryn L. Quirk
--------------------------------------
Kathryn L. Quirk*                           Trustee, Vice President                      May 25, 1999
                                            and Assistant Secretary



SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/ Jean C. Tempel
--------------------------------------
Jean C. Tempel*                             Trustee                                      May 25, 1999


/s/ John R. Hebble
--------------------------------------
John R. Hebble                              Treasurer                                    May 25, 1999




*By:     /s/ Sheldon A. Jones
         ----------------------
         Sheldon A. Jones
         Dechert Price & Rhoads**

** Attorney-in-fact pursuant to a power of attorney contained in the signature page of Post-Effective Amendment No. 61 to the Registration Statement filed April 22, 1991 and pursuant to a power of attorney contained in the signature page of Post-Effective Amendment No. 72 to the Registration Statement filed April 28, 1995 and pursuant to a power of attorney contained in the signature page of Post-Effective Amendment No. 79 filed February 26, 1997 and pursuant to a power of attorney contained in the signature page of Post-Effective Amendment No. 85 filed October 31, 1997.

                                                                File No. 2-13628
                                                                File No. 811-43

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549




                                    EXHIBITS

                                       TO

                                    FORM N-1A



                        POST-EFFECTIVE AMENDMENT NO. 105

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 57

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                                Investment Trust

                                Investment Trust

                                  EXHIBIT INDEX


                                     (a)(4)
                                     (a)(7)
                                     (a)(8)
                                     (a)(9)
                                     (a)(10)
                                     (a)(12)
                                     (a)(13)
                                     (a)(15)
                                     (a)(16)
                                     (h)(16)
                                     (h)(17)
                                       (m)
                                     (o)(2)
                                     (o)(3)